UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Balanced Index Fund

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code:	(610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007–June 30, 2007

Item 1: Reports to Shareholders

Vanguard® Balanced Index Fund

> Semiannual Report

June 30, 2007

>  During the fiscal half-year ended June 30, Vanguard Balanced Index Fund returned a bit less than 5%.

>  The fund’s return was in line with that of its composite benchmark but trailed the peer group’s average return by about one percentage point.

>  With the exception of financials, the fund’s largest weighting, all sectors of the fund’s stock portfolio rallied. The fund’s bond portfolio delivered a modest return, as rising interest rates drove down bond prices.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	6
Performance Summary	8
Financial Statements	9
About Your Fund’s Expenses	25
Trustees Approve Advisory Arrangement	27
Glossary	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Balanced Index Fund
Investor Shares	VBINX	4.8%
Admiral™ Shares[1]	VBIAX	4.8
Signal™ Shares[2]	VBASX	4.9
Institutional Shares [3]	VBAIX	4.9
Balanced Composite Index[4]		4.9
Average Mixed-Asset Target Growth Fund[5]		5.9

Your Fund’s Performance at a Glance
December 31, 2006–June 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$21.36	$22.09	$0.290	$0.000
Admiral Shares	21.36	22.09	0.300	0.000
Signal Shares	21.13	21.86	0.297	0.000
Institutional Shares	21.36	22.09	0.304	0.000

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  This class of shares also carries low expenses and is available for a minimum investment of $5 million.

4  Weighted 60% stocks and 40% bonds. For stocks: the MSCI ® US Broad Market Index. For Bonds: the Lehman U.S. Aggregate Bond Index.

5  Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

During the fiscal half-year ended June 30, the Investor Shares and Admiral Shares of Vanguard Balanced Index Fund returned 4.8% while Signal Shares and Institutional Shares earned 4.9%. These results, which reflected the net impact of rising stock market returns and declining bond market returns, were in line with the performance of the fund’s benchmark, the Balanced Composite Index.

The fund’s returns were about one percentage point below the average result of its peer group, which consists largely of actively managed portfolios. Although index strategies have tended to outperform active strategies, on average, over the long run, the pendulum swings back and forth over shorter periods.

The stock market’s ascent was driven by global liquidity

The broad U.S. stock market notched impressive gains in the year’s first half, when an abundance of cash drove record numbers of mergers and acquisitions around the globe. The gains came amid increased volatility. In February, markets worldwide fell sharply following a sell-off in China, only to recover quickly and continue upward. The six-month period closed with two dips in June, owing to fears of accelerating inflation and slowing economic growth.

The best performers in the U.S. market were the so-called mega-caps—broadly diversified companies that are well-positioned to thrive during periods of economic transition. International stocks, particularly those in emerging markets, outperformed U.S. equities. The dollar slid against the euro and the British pound, further enhancing gains for Americans investing abroad.

Bond investors were hobbled by a shift in sentiment

The relationship between yield and maturity returned to normal during the half-year, as yields of intermediate- and longer-term bonds moved higher than short-term yields. The accompanying drop in prices was steepest for long-term and intermediate-term bonds.

Earlier in the year, bond yields seemed to reflect an assumption that the Federal Reserve Board might cut interest rates in response to weaker economic growth. As the year progressed, inflationary pressures and economic growth looked more substantial, producing a change in market sentiment, which resulted in higher yields and lower prices.

The broad taxable bond market returned 1.0% for the period, while municipal bonds posted a return of 0.1%. The Citigroup 3-Month Treasury Bill Index—a proxy for money market yields—returned 2.5% for the half-year.

Market Barometer
	Total Returns
	Periods Ended June 30, 2007
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	7.2%	20.4%	11.3%
Russell 2000 Index (Small-caps)	6.4	16.4	13.9
Dow Jones Wilshire 5000 Index (Entire market)	7.6	20.4	12.0
MSCI All Country World Index ex USA (International)	12.6	30.1	19.9

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.0%	6.1%	4.5%
Lehman Municipal Bond Index	0.1	4.7	4.6
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1  Annualized.

The fund faced a stock rally and a struggling bond market

The Balanced Index Fund is designed to provide a return based on the combined performance of the stock and bond markets. About 60% of fund assets are earmarked for U.S. stocks, and the fund’s equity holdings returned 7.5% during the fiscal half-year. Approximately 40% of fund assets are invested in bonds, which provided a modest 1% return during the period.

All but one of the economic sectors represented in the fund’s stock portfolio delivered positive returns. The largest contributions to return came from the energy, information technology, and industrials sectors.

Reflecting growing demand and higher prices for oil, the fund’s energy sector holdings returned almost 18%. Big oil firms, such as ExxonMobil and Chevron, and oil-field service company Schlumberger were standout performers. Information technology, the fund’s second-largest stock sector, delivered a return of almost 10%. Computer maker Apple and semiconductor manufacturer Intel were bright spots among the sector’s stocks.

The only negative sector return (about –1%) came from financials, the fund’s largest stock sector. Rising interest rates put pressure on weaker borrowers, a significant source of profit for banks and other financial service companies in the past few years. As some of the industry’s

Annualized Expense Ratios[1]
Your fund compared with its peer group
					Average
					Mixed-Asset
	Investor	Admiral	Signal	Institutional	Target Growth
	Shares	Shares	Shares	Shares	Fund
Balanced Index Fund	0.19%	0.10%	0.10%	0.07%	1.17%

1  Fund expense ratios reflect the six months ended June 30, 2007. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2006.

subprime loans went sour, investors’ moods turned cautious, and stock prices drifted lower throughout the financials sector.

The bond market also struggled with higher interest rates, which pushed bond prices down. The yield on the benchmark 10-year U.S. Treasury bond, for example, increased from 4.7% to slightly over 5% over the six months. As the market for taxable bonds goes, so goes the fund’s bond portfolio. The fund relies on an indexing strategy to capture the return of the broad taxable bond market, which it did successfully over this period, matching the market’s 1% return.

Although rising interest rates are synonymous with declining bond prices in the short run, it’s worth noting that rising yields are actually good news for long-term investors. As rates rise, investors with long holding periods can make new investments and reinvest current income at higher rates.

Low costs, high diversification can make for effective investing

Diversification—within and among asset classes—is a bedrock principle of successful long-term investing, since no one knows ahead of time which market segment will outpace another. Your fund embodies this principle, although it does not offer exposure to every part of the market (such as international stocks). And it delivers broad diversification at a cost that’s much lower than that of the typical fund, allowing you to keep a greater portion of its return.

Moreover, a balanced index fund offers the unrivaled benefit of simplicity. If your investment plan and your risk tolerance make a 60% stock/40% bond asset allocation desirable, the Balanced Index Fund will take care of the behind-the-scenes work needed to maintain that asset mix for you. It’s an excellent low-maintenance strategy that can pay off in the long run.

Thank you, as always, for investing

with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 12, 2007

Fund Profile

As of June 30, 2007

Total Fund Characteristics

Yield
Investor Shares	3.0%
Admiral Shares	3.1%
Signal Shares	3.1%
Institutional Shares	3.2%
Turnover Rate	27%[1]
Expense Ratio
Investor Shares	0.19%[1]
Admiral Shares	0.10%[1]
Signal Shares	0.10%[1]
Institutional Shares	0.07%[1]
Short-Term Reserves	1%

Sector Diversification (% of equity portfolio)
		Broad
	Fund	Index[2]
Consumer Discretionary	11%	11%
Consumer Staples	8	8
Energy	10	10
Financials	21	21
Health Care	11	12
Industrials	12	12
Information Technology	16	16
Materials	4	3
Telecommunication Services	3	3
Utilities	4	4

Total Fund Volatility Measures[3]
	Fund Versus	Fund Versus
	Composite Index[4]	Spliced Index[5]
R-Squared	1.00	0.94
Beta	1.00	0.58

Ten Largest Stocks[6] (% of equity portfolio)

ExxonMobil Corp.	integrated oil
	and gas	2.9%
General Electric Co.	industrial
	conglomerates	2.3
Microsoft Corp.	systems software	1.5
AT&T Inc.	integrated
	telecommunication
	services	1.5
Citigroup, Inc.	diversified financial
	services	1.5
Bank of America Corp.	diversified financial
	services	1.3
The Procter & Gamble Co.	household products	1.1
Pfizer Inc.	pharmaceuticals	1.1
Chevron Corp.	integrated oil
	and gas	1.1
Johnson & Johnson	pharmaceuticals	1.1
Top Ten		15.4%
Top Ten as % of Total Net Assets		9.3%

Fund Asset Allocation

1  Annualized.

2  MSCI US Broad Market Index.

3  For an explanation of R-squared, beta,and other terms used here, see the Glossary on page 28.

4  Balanced Composite Index: Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman U.S. Aggregate Bond Index.

5  Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter.

6  “Ten Largest Stocks” excludes any temporary cash investments and equity index products.

Equity Characteristics
		Broad
	Fund	Index[1]
Number of Stocks	3,598	3,929
Median Market Cap	$33.4B	$33.4B
Price/Earnings Ratio	18.2x	18.2x
Price/Book Ratio	2.9x	2.9x
Dividend Yield	1.7%	1.7%
Return on Equity	18.2%	18.2%
Earnings Growth Rate	20.8%	20.7%
Foreign Holdings	0.2%	0.2%

Fixed Income Characteristics
		Broad
	Fund	Index[2]
Number of Bonds	2,148	8,899
Yield to Maturity	5.7%[3]	5.7%
Average Coupon	5.5%	5.4%
Average Effective Maturity	7.2 years	7.3 years
Average Quality[4]	Aa1	Aa1
Average Duration	4.7 years	4.7 years

Distribution by Credit Quality[4]
(% of fixed income portfolio)

Aaa	79%
Aa	6
A	8
Baa	7

Sector Diversification[5]
(% of fixed income portfolio)

Asset-Backed/Commercial Mortgage-Backed	11%
Finance	8
Foreign	3
Government Mortgage-Backed	34
Industrial	9
Treasury/Agency	33
Utilities	2

Equity Investment Focus

Fixed Income Investment Focus

1  MSCI US Broad Market Index.

2  Lehman U.S. Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1996–June 30, 2007

	Balanced Index Fund			Balanced
	Investor Shares			Composite
Fiscal	Capital	Income	Total	Index[1]
Year	Return	Return	Return	Total Return
1997	18.2%	4.0%	22.2%	22.4%
1998	14.3	3.6	17.9	18.1
1999	10.2	3.4	13.6	13.4
2000	–5.1	3.1	–2.0	–2.2
2001	–6.3	3.3	–3.0	–3.1
2002	–12.4	2.9	–9.5	–9.0
2003	16.7	3.2	19.9	20.1
2004	6.5	2.8	9.3	9.3
2005	1.9	2.8	4.7	4.8
2006	7.8	3.2	11.0	11.1
2007[2]	3.4	1.4	4.8	4.9

Average Annual Total Returns: Periods Ended June 30, 2007

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares [3]	11/9/1992	14.44%	8.94%	4.05%	3.19%	7.24%
Admiral Shares	11/13/2000	14.48	9.04	2.07[4]	3.19[4]	5.26[4]
Signal Shares	9/1/2006	11.35[4]	—	—	—	—
Institutional Shares	12/1/2000	14.52	9.07	2.37[4]	3.26[4]	5.63[4]

1  Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman U.S. Aggregate Bond Index.

2  Six months ended June 30, 2007.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 16–19 for dividend and capital gains information.

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Home Depot, Inc.	708,505	27,880	0.3%
Time Warner, Inc.	1,324,585	27,869	0.3%
* Comcast Corp. Class A	945,943	26,600	0.2%
† Other—Consumer Discretionary		580,007	6.0%
		662,356	6.8%
Consumer Staples
The Procter & Gamble Co.	1,095,398	67,027	0.7%
Altria Group, Inc.	727,942	51,058	0.5%
Wal-Mart Stores, Inc.	868,132	41,766	0.4%
The Coca-Cola Co.	723,385	37,840	0.4%
PepsiCo, Inc.	568,521	36,869	0.4%
† Other—Consumer Staples		235,447	2.4%
		470,007	4.8%
Energy
ExxonMobil Corp.	1,988,832	166,823	1.7%
Chevron Corp.	756,817	63,754	0.6%
ConocoPhillips Co.	542,148	42,559	0.4%
Schlumberger Ltd.	409,063	34,746	0.4%
† Other—Energy		289,443	3.0%
		597,325	6.1%
Financials
Citigroup, Inc.	1,701,975	87,294	0.9%
Bank of America Corp.	1,547,680	75,666	0.8%
JPMorgan Chase & Co.	1,201,761	58,225	0.6%
American International Group, Inc.	767,114	53,721	0.6%
Wells Fargo & Co.	1,106,003	38,898	0.4%
Wachovia Corp.	660,926	33,872	0.3%
The Goldman Sachs Group, Inc.	129,022	27,966	0.3%
Morgan Stanley	332,588	27,897	0.3%
Fannie Mae	338,502	22,114	0.2%
Freddie Mac	240,433	14,594	0.2%
Student Loan Corp.	1,350	275	0.0%
† Other—Financials		770,044	7.9%
		1,210,566	12.5%
Health Care
Pfizer Inc.	2,503,237	64,008	0.7%

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Johnson & Johnson	1,004,669	61,908	0.6%
	Merck & Co., Inc.	753,672	37,533	0.4%
	Abbott Laboratories	535,623	28,683	0.3%
	Wyeth	467,336	26,797	0.3%
†	Other—Health Care		459,292	4.7%
			678,221	7.0%
Industrials
	General Electric Co.	3,569,964	136,658	1.4%
	The Boeing Co.	260,242	25,025	0.3%
†	Other—Industrials		523,869	5.4%
			685,552	7.1%
Information Technology
	Microsoft Corp.	3,059,554	90,165	0.9%
*	Cisco Systems, Inc.	2,096,835	58,397	0.6%
	International Business Machines Corp.	522,659	55,010	0.6%
	Intel Corp.	2,002,107	47,570	0.5%
	Hewlett-Packard Co.	937,493	41,831	0.4%
*	Google Inc.	77,545	40,586	0.4%
*	Apple Computer, Inc.	299,170	36,511	0.4%
*	Oracle Corp.	1,439,193	28,366	0.3%
†	Other—Information Technology		519,828	5.4%
			918,264	9.5%

†	Materials		210,493	2.2%

Telecommunication Services
	AT&T Inc.	2,167,730	89,961	0.9%
	Verizon Communications Inc.	1,010,948	41,621	0.4%
†	Other—Telecommunication Services		72,033	0.8%
			203,615	2.1%

†	Utilities		216,960	2.2%
Total Common Stocks (Cost $3,616,877)			5,853,359	60.3%[1]

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond		8.875%	8/15/17	33,400	43,284	0.4%
U.S. Treasury Bond		8.750%	5/15/17	22,150	28,387	0.3%
U.S. Treasury Bond		4.000%	2/15/15	27,425	25,672	0.3%
U.S. Treasury Bond		7.250%	5/15/16	21,940	25,351	0.3%
U.S. Treasury Bond		4.500%–13.250%	11/15/12–2/15/36	165,605	201,109	2.1%
U.S. Treasury Note		4.500%	9/30/11	48,455	47,660	0.5%
	U.S. Treasury Note	4.250%	11/15/14	40,825	38,950	0.4%
	U.S. Treasury Note	4.500%	4/30/12	36,875	36,189	0.4%
	U.S. Treasury Note	3.875%	5/15/10	34,550	33,622	0.3%
	U.S. Treasury Note	6.000%	8/15/09	26,635	27,214	0.3%
	U.S. Treasury Note	3.875%	5/15/09	27,187	26,690	0.3%
	U.S. Treasury Note	3.000%–6.500%	11/15/07–8/15/16	350,794	346,430	3.5%
					880,558	9.1%
Agency Bonds and Notes
2	Federal Home Loan Bank	3.875%–7.625%	8/8/08–7/15/36	99,025	98,616	1.0%
2	Federal Home Loan
	Mortgage Corp.	5.250%	5/21/09	26,000	26,034	0.3%
2	Federal Home Loan
	Mortgage Corp.	4.125%–7.000%	2/17/09–3/15/31	99,740	100,095	1.0%
2	Federal National
	Mortgage Assn.	3.375%–7.250%	7/15/08–11/15/30	129,595	129,748	1.3%
†	Other—Agency Bonds and Notes				27,305	0.3%
					381,798	3.9%
Mortgage-Backed Securities
	Conventional Mortgage-Backed Securities
[2,3]	Federal Home Loan
	Mortgage Corp.	4.000%–10.000%	11/1/07–5/1/37	533,104	515,424	5.3%
[2,3]	Federal National
	Mortgage Assn.	4.000%–10.500%	8/1/07–7/1/37	658,406	637,200	6.6%
3	Government National
	Mortgage Assn.	4.500%–11.000%	5/15/08–7/1/37	134,789	132,047	1.3%
	Nonconventional Mortgage-Backed Securities
[2,3]	Federal Home Loan
	Mortgage Corp.	4.292%–5.875%	11/1/33–5/1/37	37,110	36,766	0.4%
[2,3]	Federal National
	Mortgage Assn.	4.135%–5.892%	11/1/33–6/1/37	74,802	74,147	0.8%
					1,395,584	14.4%
Total U.S. Government and Agency Obligations (Cost $2,702,618)					2,657,940	27.4%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
[3,4]	Chase Issuance Trust	5.330%	12/15/10	27,700	27,697	0.3%
[3,5]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	1,700	1,933	0.0%
[3,4]	Discover Card Master Trust I	5.350%	4/16/10	33,000	33,008	0.3%
†	Other—Asset-Backed/Commercial Mortgage-Backed Securities				248,659	2.5%
					311,297	3.1%
Finance
	Banking
	Citigroup, Inc.	3.625%–6.625%	2/9/09–12/11/34	14,900	14,583	0.2%
†	Other—Banking				108,684	1.1%
†	Brokerage				57,185	0.6%
	Finance Companies
	General Electric
	Capital Corp.	3.125%–6.750%	10/15/08–3/15/32	19,150	19,242	0.2%
†	Other—Finance Companies				38,347	0.4%
†	Insurance				46,279	0.5%
†	Real Estate Investment Trusts				15,614	0.1%
†	Finance—Other				240	0.0%
					300,174	3.1%
Industrial
†	Basic Industry				22,001	0.2%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	3,000	2,911	0.0%

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
†	Other—Capital Goods				35,523	0.4%
	Communication
	AT&T Corp.	6.000%–8.000%	3/15/09–11/15/31	2,495	2,770	0.0%
	AT&T Inc.	4.125%–6.450%	9/15/09–9/15/34	6,975	6,822	0.1%
	Cingular Wireless LLC	6.500%–7.125%	12/15/11–12/15/31	1,350	1,433	0.0%
	New Cingular
	Wireless Services	7.875%–8.750%	3/1/11–3/1/31	3,775	4,222	0.0%
	Pacific Bell	7.125%	3/15/26	200	211	0.0%
†	Other—Communication				74,211	0.8%
†	Consumer Cyclical				55,868	0.6%
†	Consumer Noncyclical				62,245	0.6%
†	Energy				37,538	0.4%
†	Technology				15,754	0.2%
†	Transportation				16,634	0.2%
†	Industrial—Other				913	0.0%
					339,056	3.5%
Utilities
†	Electric				47,883	0.5%
†	Natural Gas				16,909	0.2%
					64,792	0.7%
Total Corporate Bonds (Cost $1,030,659)					1,015,319	10.4%
†	Sovereign Bonds (U.S. Dollar-Denominated) (Cost $96,705)				95,516	1.0%
†	Taxable Municipal Bonds (Cost $7,837)				7,691	0.1%
Temporary Cash Investments
U.S. Agency Obligation
	Federal Home Loan Mortgage
[2,6]	Corp.	5.197%	7/9/07	3,000	2,997	0.0%

				Shares
Money Market Fund
7	Vanguard Market Liquidity Fund	5.281%		81,457,507	81,458	0.8%
7	Vanguard Market
	Liquidity Fund—Note E	5.281%		26,777,760	26,778	0.3%
					108,236	1.1%
Total Temporary Cash Investments (Cost $111,233)					111,233	1.1%[1]
Total Investments (Cost $7,565,929)					9,741,058	100.3%
Other Assets and Liabilities
Other Assets—Note B					117,857	1.2%
Liabilities—Note E					(151,125)	–1.5%
					(33,268)	–0.3%
Net Assets					9,707,790	100.0%

At June 30, 2007, net assets consisted of: [8]
Amount
($000)
Paid-in Capital	7,722,566
Undistributed Net Investment Income	125
Accumulated Net Realized Losses	(189,805)
Unrealized Appreciation (Depreciation)
Investment Securities	2,175,129
Futures Contracts	64
Swap Contracts	(289)
Net Assets	9,707,790

Investor Shares—Net Assets
Applicable to 176,585,503 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,901,104
Net Asset Value Per Share—Investor Shares	$22.09

Admiral Shares—Net Assets
Applicable to 105,000,127 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,319,768
Net Asset Value Per Share—Admiral Shares	$22.09

Signal Shares—Net Assets
Applicable to 30,458,201 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	665,737
Net Asset Value Per Share—Signal Shares	$21.86

Institutional Shares—Net Assets
Applicable to 127,693,867 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,821,181
Net Asset Value Per Share—Institutional Shares	$22.09

•  See Note A in Notes to Financial Statements .

*  Non-income-producing security.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.5% and 0.9%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4  Adjustable-rate note.

5  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $22,909,000, representing 0.2% of net assets.

6  Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.

7  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Statement of Operations

Six Months Ended
June 30, 2007
($000)
Investment Income
Income
Dividends	49,541
Interest[1]	99,329
Security Lending	582
Total Income	149,452
Expenses
The Vanguard Group—Note B
Investment Advisory Services	200
Management and Administrative—Investor Shares	3,091
Management and Administrative—Admiral Shares	909
Management and Administrative—Signal Shares	181
Management and Administrative—Institutional Shares	528
Marketing and Distribution—Investor Shares	525
Marketing and Distribution—Admiral Shares	209
Marketing and Distribution—Signal Shares	29
Marketing and Distribution—Institutional Shares	357
Custodian Fees	31
Shareholders’ Reports—Investor Shares	45
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Signal Shares	4
Shareholders’ Reports—Institutional Shares	19
Trustees’ Fees and Expenses	6
Total Expenses	6,137
Net Investment Income	143,315
Realized Net Gain (Loss)
Investment Securities Sold	22,250
Futures Contracts	1,615
Swap Contracts	(4,805)
Realized Net Gain (Loss)	19,060
Change in Unrealized Appreciation (Depreciation)
Investment Securities	288,592
Futures Contracts	116
Swap Contracts	(260)
Change in Unrealized Appreciation (Depreciation)	288,448
Net Increase (Decrease) in Net Assets Resulting from Operations	450,823

1  Interest income from an affiliated company of the fund was $2,517,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	143,315	255,080
Realized Net Gain (Loss)	19,060	(44,260)
Change in Unrealized Appreciation (Depreciation)	288,448	700,683
Net Increase (Decrease) in Net Assets Resulting from Operations	450,823	911,503
Distributions
Net Investment Income
Investor Shares	(52,407)	(116,477)
Admiral Shares	(32,623)	(61,669)
Signal Shares	(6,009)	(5,766)
Institutional Shares	(38,492)	(72,217)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(129,531)	(256,129)
Capital Share Transactions—Note F
Investor Shares	(160,173)	(480,885)
Admiral Shares	(21,584)	248,296
Signal Shares	221,444	417,743
Institutional Shares	62,591	471,101
Net Increase (Decrease) from Capital Share Transactions	102,278	656,255
Total Increase (Decrease)	423,570	1,311,629
Net Assets
Beginning of Period	9,284,220	7,972,591
End of Period[1]	9,707,790	9,284,220

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $125,000 and ($9,330,000).

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$21.36	$19.81	$19.45	$18.27	$15.65	$17.86
Investment Operations
Net Investment Income	.32	.60	.52	.49	.44	.52
Net Realized and Unrealized Gain (Loss)
on Investments	.70	1.55	.37	1.19	2.63	(2.21)
Total from Investment Operations	1.02	2.15	.89	1.68	3.07	(1.69)
Distributions
Dividends from Net Investment Income	(.29)	(.60)	(.53)	(.50)	(.45)	(.52)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.29)	(.60)	(.53)	(.50)	(.45)	(.52)
Net Asset Value, End of Period	$22.09	$21.36	$19.81	$19.45	$18.27	$15.65

Total Return[1]	4.79%	11.02%	4.65%	9.33%	19.87%	–9.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,901	$3,926	$4,098	$4,674	$3,895	$2,990
Ratio of Total Expenses to
Average Net Assets	0.19%*	0.20%	0.20%	0.20%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.96%*	2.93%	2.69%	2.66%	2.68%	3.14%
Portfolio Turnover Rate	27%*	33%	31%	26%	27%	40%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$21.36	$19.82	$19.45	$18.28	$15.65	$17.86
Investment Operations
Net Investment Income	.33	.608	.547	.497	.462	.529
Net Realized and Unrealized Gain (Loss)
on Investments	.70	1.550	.370	1.190	2.630	(2.206)
Total from Investment Operations	1.03	2.158	.917	1.687	3.092	(1.677)
Distributions
Dividends from Net Investment Income	(.30)	(.618)	(.547)	(.517)	(.462)	(.533)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.30)	(.618)	(.547)	(.517)	(.462)	(.533)
Net Asset Value, End of Period	$22.09	$21.36	$19.82	$19.45	$18.28	$15.65

Total Return	4.84%	11.06%	4.79%	9.37%	20.02%	–9.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,320	$2,263	$1,860	$954	$750	$481
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.11%	0.11%	0.11%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.05%*	3.02%	2.78%	2.75%	2.74%	3.22%
Portfolio Turnover Rate	27%*	33%	31%	26%	27%	40%

*  Annualized.

Signal Shares
	Six Months	Sept. 1,
	Ended	2006[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.13	$20.22
Investment Operations
Net Investment Income	.328	.209
Net Realized and Unrealized Gain (Loss) on Investments	.699	1.030
Total from Investment Operations	1.027	1.239
Distributions
Dividends from Net Investment Income	(.297)	(.329)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.297)	(.329)
Net Asset Value, End of Period	$21.86	$21.13

Total Return	4.88%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$666	$429
Ratio of Total Expenses to Average Net Assets	0.10%*	0.11%*
Ratio of Net Investment Income to Average Net Assets	3.05%*	3.02%*
Portfolio Turnover Rate	27%*	33%

1  Inception.

*  Annualized.

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$21.36	$19.82	$19.46	$18.28	$15.65	$17.86
Investment Operations
Net Investment Income	.334	.614	.543	.512	.47	.54
Net Realized and Unrealized Gain (Loss)
on Investments	.700	1.550	.370	1.190	2.63	(2.21)
Total from Investment Operations	1.034	2.164	.913	1.702	3.10	(1.67)
Distributions
Dividends from Net Investment Income	(.304)	(.624)	(.553)	(.522)	(.47)	(.54)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.304)	(.624)	(.553)	(.522)	(.47)	(.54)
Net Asset Value, End of Period	$22.09	$21.36	$19.82	$19.46	$18.28	$15.65

Total Return	4.86%	11.10%	4.77%	9.45%	20.07%	–9.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,821	$2,666	$2,014	$1,656	$1,131	$807
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.08%	0.08%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.08%*	3.05%	2.81%	2.78%	2.79%	3.27%
Portfolio Turnover Rate	27%*	33%	31%	26%	27%	40%

*  Annualized.

See accompanying Notes,which are an integral part of the Financial Statements .

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with interest rate swaps and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

23

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2007, the fund had contributed capital of $857,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.86% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $4,329,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2006, the fund had available realized losses of $208,028,000 to offset future net capital gains of $5,524,000 through December 31, 2009, $60,536,000 through December 31, 2010, $31,567,000 through December 31, 2011, $61,005,000 through December 31, 2013, $46,470,000 through December 31, 2014, and $2,926,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2007, the cost of investment securities for tax purposes was $7,565,929,000. Net unrealized appreciation of investment securities for tax purposes was $2,175,129,000, consisting of unrealized gains of $2,400,390,000 on securities that had risen in value since their purchase and $225,261,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

24

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	42	15,912	81
Russell 2000 Index	11	4,632	1
S&P MidCap 400 Index	5	2,260	(18)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2007, the fund had the following open swap contracts:

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer[1]	($000)	(Paid)	(Paid)[2]	($000)
4/3/09	WB	21,905	4.999%	(5.350%)	(141)

Total Return Swaps
				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Rate Paid[3]	($000)
Commercial Mortgage-Backed Securities Index
7/31/07	BA	25,000	5.270%	—
8/31/07	LEH	30,000	5.170%	—
9/30/07	LEH	33,000	5.170%	—
10/31/07	LEH	58,000	5.170%	—
11/30/07	LEH	8,000	5.270%	—
12/31/07	LEH	18,000	5.320%	—
1/31/08	LEH	15,000	5.320%	—
2/29/08	LEH	13,000	5.295%	—
Federal Home Loan Mortgage Corp., 6.000% 30-Year
9/30/07	UBS	7,500	4.910%	—
Federal National Mortgage Assn., 6.000% 30-Year
7/31/07	UBS	8,000	5.319%	(107)
Federal National Mortgage Assn., 6.500% 30-Year
7/31/07	UBS	5,000	5.319%	(41)
Hybrid ARM Index
3/31/08	LEH	3,000	5.310%	—
4/30/08	LEH	3,000	5.310%	—
				(148)

1  BA—Bank of America, N.A.

LEH—Lehman Brothers Special Financing Inc.

UBS—UBS AG.

WB—Wachovia Bank, N.A.

2  Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

3  Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

25

D. During the six months ended June 30, 2007, the fund purchased $277,772,000 of investment securities and sold $371,240,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,046,656,000 and $886,492,000, respectively.

E. The market value of securities on loan to broker-dealers at June 30, 2007, was $24,794,000, for which the fund received cash collateral of $26,778,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended December 31, 2006
	June 30, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	372,544	17,080	828,854	40,800
Issued in Lieu of Cash Distributions	50,848	2,327	112,866	5,526
Redeemed	(583,565)	(26,617)	(1,422,605)	(69,356)
Net Increase (Decrease)—Investor Shares	(160,173)	(7,210)	(480,885)	(23,030)
Admiral Shares
Issued	288,504	13,169	525,786	25,650
Issued in Lieu of Cash Distributions	29,343	1,343	55,773	2,724
Redeemed	(339,431)	(15,466)	(333,263)	(16,286)
Net Increase (Decrease)—Admiral Shares	(21,584)	(954)	248,296	12,088
Signal Shares
Issued	251,124	11,518	425,402	20,682
Issued in Lieu of Cash Distributions	6,009	278	5,766	278
Redeemed	(35,689)	(1,653)	(13,425)	(645)
Net Increase (Decrease)—Signal Shares	221,444	10,143	417,743	20,315
Institutional Shares
Issued	252,808	11,592	857,611	42,138
Issued in Lieu of Cash Distributions	38,290	1,752	71,661	3,498
Redeemed	(228,507)	(10,439)	(458,171)	(22,499)
Net Increase (Decrease)—Institutional Shares	62,591	2,905	471,101	23,137

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2006	6/30/2007	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,047.95	$0.96
Admiral Shares	1,000.00	1,048.42	0.51
Signal Shares	1,000.00	1,048.81	0.51
Institutional Shares	1,000.00	1,048.61	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.30	0.50
Signal Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

Note that the expenses shown in the table on page 25 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

29

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

30

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

31

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information,available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard®>	www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com , Admiral , Signal, Connect
with Vanguard ,and the ship logo are trademarks of
The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by calling
with the offering of shares of any Vanguard	Vanguard at 800-662-2739. They are also available from
fund only if preceded or accompanied by	the SEC’s website, www.sec.gov. In addition, you may
the fund’s current prospectus.	obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
The funds or securities referred to herein are not	or www.sec.gov.
sponsored, endorsed, or promoted by MSCI, and
MSCI bears no liability with respect to any such funds
or securities. For any such funds or securities, the	You can review and copy information about your fund
prospectus or the Statement of Additional Information	at the SEC’s Public Reference Room in Washington, D.C.
contains a more detailed description of the limited	To find out more about this public service, call the SEC
relationship MSCI has with The Vanguard Group and	at 202-551-8090. Information about your fund is also
any related funds.	available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082007

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2007
			Market
			Value
		Shares	($000)
Common Stocks (60.3%)[1]
Consumer Discretionary (6.8%)
	Home Depot, Inc.	708,505	27,880
	Time Warner, Inc.	1,324,585	27,869
*	Comcast Corp. Class A	945,943	26,600
	The Walt Disney Co.	675,570	23,064
	McDonald’s Corp.	417,782	21,207
	Target Corp.	283,202	18,012
	News Corp., Class A	815,251	17,291
	Lowe’s Cos., Inc.	502,217	15,413
*	Viacom Inc. Class B	209,645	8,728
	The McGraw-Hill Cos., Inc.	122,928	8,369
	Johnson Controls, Inc.	68,585	7,940
	CBS Corp.	236,153	7,869
*	Amazon.com, Inc.	108,399	7,416
	Carnival Corp.	151,392	7,383
	Macy’s Inc.	183,476	7,299
*	Kohl’s Corp.	102,160	7,256
	NIKE, Inc. Class B	118,290	6,895
*	Starbucks Corp.	260,687	6,840
	Best Buy Co., Inc.	143,216	6,684
	Clear Channel Communications, Inc.	164,412	6,218
	Omnicom Group Inc.	116,674	6,174
*	Coach, Inc.	128,839	6,106
	Yum Brands, Inc.	185,774	6,079
	Staples, Inc.	253,286	6,010
	Ford Motor Co.	637,441	6,005
	General Motors Corp.	158,638	5,997
	Harrah’s Entertainment, Inc.	64,987	5,541
*	DIRECTV Group, Inc.	235,884	5,451
	J.C. Penney Co., Inc. (Holding Co.)	74,947	5,425
	Harley-Davidson, Inc.	89,566	5,339
	Marriott International, Inc. Class A	122,002	5,275
*	Sears Holdings Corp.	29,746	5,042
*	Liberty Media Corp.-Capital Series A	42,661	5,020
	Starwood Hotels & Resorts Worldwide, Inc.	74,291	4,983
*	Liberty Media Corp.–Interactive Series A	216,029	4,824
	International Game Technology	118,938	4,722
	Gannett Co., Inc.	82,244	4,519
	Fortune Brands, Inc.	53,341	4,394
	TJX Cos., Inc.	157,549	4,333
	Hilton Hotels Corp.	128,711	4,308
	The Gap, Inc.	196,928	3,761
*	MGM Mirage, Inc.	44,645	3,682
	Nordstrom, Inc.	71,988	3,680
*	Bed Bath & Beyond, Inc.	99,659	3,587

	Mattel, Inc.	137,354	3,474
	Limited Brands, Inc.	124,554	3,419
*	EchoStar Communications Corp. Class A	72,859	3,160
	^ Garmin Ltd.	42,000	3,107
	Whirlpool Corp.	27,631	3,073
*	Apollo Group, Inc. Class A	51,778	3,025
	Genuine Parts Co.	60,174	2,985
*	Office Depot, Inc.	97,642	2,959
	VF Corp.	31,585	2,893
*	Cablevision Systems NY Group Class A	79,801	2,888
	Newell Rubbermaid, Inc.	97,925	2,882
*	Las Vegas Sands Corp.	37,500	2,865
	Eastman Kodak Co.	101,271	2,818
*	Liberty Global, Inc. Class A	67,766	2,781
*	Comcast Corp. Special Class A	97,197	2,718
	Sherwin-Williams Co.	40,539	2,695
	H & R Block, Inc.	112,587	2,631
	Harman International Industries, Inc.	21,786	2,545
*	Wyndham Worldwide Corp.	69,986	2,538
*	Liberty Global, Inc. Series C	64,445	2,533
	Tiffany & Co.	46,963	2,492
*	IAC/InterActiveCorp	70,508	2,440
	Virgin Media Inc.	97,810	2,384
*	AutoZone Inc.	17,295	2,363
	Dollar General Corp.	104,738	2,296
*	Expedia, Inc.	77,874	2,281
	Abercrombie & Fitch Co.	31,063	2,267
*	The Goodyear Tire & Rubber Co.	65,157	2,265
	Darden Restaurants Inc.	49,255	2,167
	Polo Ralph Lauren Corp.	21,398	2,099
	Tim Hortons, Inc.	68,208	2,097
*	Discovery Holding Co. Class A	90,193	2,074
	Royal Caribbean Cruises, Ltd.	48,134	2,069
	Black & Decker Corp.	22,903	2,023
	D. R. Horton, Inc.	99,598	1,985
*	CarMax, Inc.	75,642	1,929
*	Mohawk Industries, Inc.	19,092	1,924
*	GameStop Corp. Class A	48,748	1,906
*	R.H. Donnelley Corp.	24,839	1,882
	Idearc Inc.	51,759	1,829
	American Eagle Outfitters, Inc.	71,115	1,825
	Lamar Advertising Co. Class A	28,824	1,809
*	Interpublic Group of Cos., Inc.	155,466	1,772
	Wynn Resorts Ltd.	19,554	1,754
	Family Dollar Stores, Inc.	51,097	1,754
	BorgWarner, Inc.	20,366	1,752
	Pulte Homes, Inc.	76,232	1,711
*	ITT Educational Services, Inc.	14,473	1,699
	Centex Corp.	41,882	1,679
	Autoliv, Inc.	28,434	1,617
	Hasbro, Inc.	50,115	1,574

	The Stanley Works	25,785	1,565
	ServiceMaster Co.	100,621	1,556
*	Penn National Gaming, Inc.	25,676	1,543
	PetSmart, Inc.	47,103	1,528
	Ross Stores, Inc.	49,515	1,525
	Washington Post Co. Class B	1,964	1,524
*	Chico’s FAS, Inc.	62,301	1,516
	RadioShack Corp.	45,737	1,516
	Lennar Corp. Class A	41,360	1,512
	Advance Auto Parts, Inc.	37,285	1,511
	Station Casinos, Inc.	17,069	1,482
*	Dollar Tree Stores, Inc.	33,968	1,479
*	^ Sirius Satellite Radio, Inc.	484,052	1,462
	E.W. Scripps Co. Class A	31,558	1,442
	Leggett & Platt, Inc.	63,158	1,393
*	O’Reilly Automotive, Inc.	37,681	1,377
	Liz Claiborne, Inc.	36,329	1,355
	Service Corp. International	103,959	1,329
	Brinker International, Inc.	43,400	1,270
	Wendy’s International, Inc.	33,761	1,241
	^ New York Times Co. Class A	48,208	1,224
	Foot Locker, Inc.	55,232	1,204
	Phillips-Van Heusen Corp.	19,700	1,193
*	AutoNation, Inc.	52,060	1,168
*	Toll Brothers, Inc.	45,876	1,146
*	Career Education Corp.	33,528	1,132
*	Big Lots Inc.	38,142	1,122
*	XM Satellite Radio Holdings, Inc.	94,879	1,117
	Dow Jones & Co., Inc.	19,211	1,104
	Jones Apparel Group, Inc.	38,640	1,092
	KB Home	27,613	1,087
	Williams-Sonoma, Inc.	34,217	1,081
*	NVR, Inc.	1,567	1,065
	Brunswick Corp.	32,408	1,057
	OfficeMax, Inc.	26,257	1,032
	Snap-On Inc.	19,635	992
*	Laureate Education Inc.	16,066	991
	Boyd Gaming Corp.	19,956	982
*	Urban Outfitters, Inc.	40,300	968
	Gentex Corp.	48,945	964
	Circuit City Stores, Inc.	61,783	932
*	Jarden Corp.	21,593	929
*	Hanesbrands Inc.	34,282	927
*	AnnTaylor Stores Corp.	25,728	911
	Sotheby’s	19,374	892
	Saks Inc.	41,312	882
	Men’s Wearhouse, Inc.	17,092	873
*	Getty Images, Inc.	18,004	861
*	Scientific Games Corp.	24,494	856
*	Jack in the Box Inc.	12,040	854
*	Lear Corp.	23,819	848

*	Priceline.com, Inc.	12,322	847
	Dillard’s Inc.	22,695	815
	Tribune Co.	27,239	801
	Orient-Express Hotel Ltd.	14,900	796
	Meredith Corp.	12,872	793
*	Dick’s Sporting Goods, Inc.	13,563	789
*	Gaylord Entertainment Co.	14,540	780
*	Aeropostale, Inc.	18,700	779
	^ Polaris Industries, Inc.	14,090	763
	Barnes & Noble, Inc.	19,793	761
*	^ Nutri/System Inc.	10,790	754
	Guess ?, Inc.	15,555	747
*	Payless ShoeSource, Inc.	23,650	746
	DeVry, Inc.	21,668	737
*	J. Crew Group, Inc.	13,600	736
*	TRW Automotive Holdings Corp.	18,880	695
	^ Pool Corp.	17,778	694
*	Rent-A-Center, Inc.	25,070	658
*	DreamWorks Animation SKG, Inc.	22,720	655
*	Crocs, Inc.	15,200	654
*	The Cheesecake Factory Inc.	26,492	650
	John Wiley & Sons Class A	13,398	647
	Strayer Education, Inc.	4,900	645
	Weight Watchers International, Inc.	12,643	643
*	The Warnaco Group, Inc.	16,300	641
	Applebee’s International, Inc.	26,539	640
	Belo Corp. Class A	31,050	639
*	Tractor Supply Co.	12,149	632
*	Quiksilver, Inc.	43,940	621
*	Guitar Center, Inc.	10,352	619
	Regis Corp.	16,112	616
*	Charter Communications, Inc.	148,732	602
	Thor Industries, Inc.	13,082	591
	International Speedway Corp.	11,155	588
*	Pinnacle Entertainment, Inc.	20,800	586
*	Marvel Entertainment, Inc.	22,701	578
	MDC Holdings, Inc.	11,940	577
	Ryland Group, Inc.	15,449	577
	Cooper Tire & Rubber Co.	20,393	563
*	Tenneco Automotive, Inc.	15,960	559
	American Greetings Corp. Class A	19,644	557
	Tupperware Brands Corp.	19,190	552
*	Life Time Fitness, Inc.	10,272	547
*	Sonic Corp.	24,691	546
	Ruby Tuesday, Inc.	20,733	546
	Arbitron Inc.	10,578	545
*	Vail Resorts Inc.	8,900	542
*	Pacific Sunwear of California, Inc.	24,248	533
*	Tween Brands, Inc.	11,798	526
	Wolverine World Wide, Inc.	18,775	520
*	Corinthian Colleges, Inc.	31,391	511

	Regal Entertainment Group Class A	23,300	511
	Choice Hotels International, Inc.	12,900	510
	Matthews International Corp.	11,514	502
	^ The McClatchy Co. Class A	19,797	501
	Burger King Holdings Inc.	19,019	501
*	Fossil, Inc.	16,904	498
*	^ Under Armour, Inc.	10,882	497
	ArvinMeritor, Inc.	22,281	495
	Catalina Marketing Corp.	15,677	494
*	Panera Bread Co.	10,700	493
*	Chipotle Mexican Grill, Inc. Class B	6,155	484
	Callaway Golf Co.	26,904	479
	Bob Evans Farms, Inc.	12,938	477
*	Charming Shoppes, Inc.	43,856	475
*	Timberland Co.	18,468	465
	Tempur-Pedic International Inc.	17,936	465
*	The Gymboree Corp.	11,700	461
	Harte-Hanks, Inc.	17,899	460
*	Coldwater Creek Inc.	19,518	453
*	Live Nation, Inc.	20,057	449
	Citadel Broadcasting Corp.	69,511	448
*	Scholastic Corp.	12,200	438
	American Axle & Manufacturing Holdings, Inc.	14,536	431
*	The Children’s Place Retail Stores, Inc.	8,200	423
*	CEC Entertainment Inc.	11,994	422
	CBRL Group, Inc.	9,923	422
*	Genesco, Inc.	8,000	418
*	Gemstar-TV Guide International, Inc.	85,050	418
*	LKQ Corp.	16,860	416
*	Bally Technologies Inc.	15,635	413
	Borders Group, Inc.	21,617	412
*	Zale Corp.	17,098	407
	Standard Pacific Corp.	22,938	402
*	Carter’s, Inc.	15,388	399
*	Bright Horizons Family Solutions, Inc.	10,000	389
*	Lions Gate Entertainment Corp.	34,728	383
	Aaron Rents, Inc.	12,975	379
	Ameristar Casinos, Inc.	10,854	377
	CKE Restaurants Inc.	18,751	376
	Ethan Allen Interiors, Inc.	10,959	375
*	Visteon Corp.	45,252	367
*	Hibbett Sports Inc.	13,318	365
	Winnebago Industries, Inc.	12,342	364
	Columbia Sportswear Co.	5,284	363
	Brown Shoe Co., Inc.	14,775	359
*	WMS Industries, Inc.	12,450	359
*	^ Netflix.com, Inc.	18,438	358
*	Rare Hospitality International Inc.	13,338	357
*	Deckers Outdoor Corp.	3,500	353
	Jackson Hewitt Tax Service Inc.	12,400	349
	The Pep Boys (Manny, Moe & Jack)	17,240	348

	^ Beazer Homes USA, Inc.	14,000	345
*	^ Chipotle Mexican Grill, Inc.	4,036	344
*	P.F. Chang’s China Bistro, Inc.	9,500	334
*	The Dress Barn, Inc.	16,288	334
	Stage Stores, Inc.	15,843	332
*	Iconix Brand Group Inc.	14,888	331
	IHOP Corp.	6,051	329
	Interactive Data Corp.	12,233	328
*	Cabela’s Inc.	14,500	321
	Group 1 Automotive, Inc.	7,851	317
	Domino’s Pizza, Inc.	16,900	309
*	Select Comfort Corp.	18,937	307
	Entercom Communications Corp.	12,294	306
*	Valassis Communications, Inc.	17,258	297
	Lee Enterprises, Inc.	14,198	296
*	CTC Media, Inc.	10,824	294
	Sonic Automotive, Inc.	10,099	293
	United Auto Group, Inc.	13,600	290
*	CSK Auto Corp.	15,110	278
	Oxford Industries, Inc.	6,100	270
	Modine Manufacturing Co.	11,838	268
*	Exide Technologies	28,723	267
	Steven Madden, Ltd.	8,087	265
	K-Swiss, Inc.	9,200	261
*	Six Flags, Inc.	42,579	259
*	Smith & Wesson Holding Corp.	15,460	259
*	Blockbuster Inc. Class A	59,686	257
	Stewart Enterprises, Inc. Class A	33,000	257
*	Papa John’s International, Inc.	8,900	256
	Kellwood Co.	9,100	256
*	Champion Enterprises, Inc.	26,000	256
	Triarc Cos., Inc. Class B	16,207	254
*	Blue Nile Inc.	4,207	254
*	99 Cents Only Stores	19,329	253
	Speedway Motorsports, Inc.	6,285	251
	Sally Beauty Co. Inc.	27,755	250
*	Steiner Leisure Ltd.	5,085	250
*	Pre-Paid Legal Services, Inc.	3,880	250
	Blyth, Inc.	9,324	248
	Big 5 Sporting Goods Corp.	9,700	247
*	Coinstar, Inc.	7,842	247
	Pier 1 Imports Inc.	28,984	246
	Christopher & Banks Corp.	14,202	244
*	Helen of Troy Ltd.	9,000	243
	Asbury Automotive Group, Inc.	9,700	242
	The Stride Rite Corp.	11,900	241
	Media General, Inc. Class A	7,157	238
*	^ Krispy Kreme Doughnuts, Inc.	25,597	237
	Movado Group, Inc.	6,976	235
	Furniture Brands International Inc.	16,573	235
*	RC2 Corp.	5,700	228

*	Zumiez Inc.	5,956	225
*	Skechers U.S.A., Inc.	7,700	225
*	Meritage Corp.	8,400	225
*	JAKKS Pacific, Inc.	7,961	224
*	Keystone Automotive Industries, Inc.	5,411	224
	Cato Corp. Class A	10,198	224
	Landry’s Restaurants, Inc.	7,384	223
	Oakley, Inc.	7,788	221
*	Aftermarket Technology Corp.	7,429	220
	Ambassadors Group, Inc.	6,200	220
*	GSI Commerce, Inc.	9,627	219
*	Jos. A. Bank Clothiers, Inc.	5,125	213
*	LodgeNet Entertainment Corp.	6,600	212
	Sinclair Broadcast Group, Inc.	14,800	210
*	K2 Inc.	13,764	209
*	Universal Technical Institute Inc.	8,178	208
	RCN Corp.	10,935	205
	Warner Music Group Corp.	14,212	205
*	^ Hovnanian Enterprises Inc. Class A	12,376	205
	Hearst-Argyle Television Inc.	8,411	203
*	^ WCI Communities, Inc.	12,150	203
	^ Talbots Inc.	7,978	200
*	Mediacom Communications Corp.	20,480	198
*	^ Shuffle Master, Inc.	11,913	198
*	The Wet Seal, Inc. Class A	32,875	198
	^ La-Z-Boy Inc.	17,047	195
*	Vertrue Inc.	4,000	195
*	Entravision Communications Corp.	18,529	193
*	Universal Electronics, Inc.	5,289	192
*	Texas Roadhouse, Inc.	14,900	191
*	California Pizza Kitchen, Inc.	8,850	190
*	Red Robin Gourmet Burgers, Inc.	4,700	190
*	Sturm, Ruger & Co., Inc.	12,176	189
*	Volcom, Inc.	3,714	186
*	TiVo Inc.	32,150	186
*	Lin TV Corp.	9,878	186
*	MTR Gaming Group Inc.	12,037	185
*	Fleetwood Enterprises, Inc.	20,400	185
	The Buckle, Inc.	4,650	183
*	Hayes Lemmerz International, Inc.	34,037	182
*	Morningstar, Inc.	3,864	182
	CPI Corp.	2,600	181
*	Cox Radio, Inc.	12,678	181
*	Jo-Ann Stores, Inc.	6,335	180
	Fred’s, Inc.	13,350	179
	The Marcus Corp.	7,500	178
*	Perry Ellis International Corp.	5,491	177
	Westwood One, Inc.	24,568	177
*	Buffalo Wild Wings Inc.	4,200	175
*	Riviera Holdings Corp.	4,800	174
	Building Materials Holding Corp.	12,100	172

	Sealy Corp.	10,347	171
*	Hot Topic, Inc.	15,369	167
	UniFirst Corp.	3,700	163
	Superior Industries International, Inc.	7,479	163
*	Drew Industries, Inc.	4,882	162
*	Charlotte Russe Holding Inc.	6,000	161
	Finish Line, Inc.	17,675	161
	Kimball International, Inc. Class B	11,460	161
	Journal Communications, Inc.	12,339	161
*	Steak n Shake Co.	9,282	155
	Tuesday Morning Corp.	12,473	154
*	Avatar Holding, Inc.	1,994	153
*	Harris Interactive Inc.	27,000	144
	Cherokee Inc.	3,938	144
*	^ Cumulus Media Inc.	15,330	143
	Spartan Motors, Inc.	8,389	143
	O’Charley’s Inc.	7,039	142
	Lithia Motors, Inc.	5,600	142
*	Radio One, Inc. Class D	20,091	142
*	Famous Dave’s of America, Inc.	6,350	141
	Churchill Downs, Inc.	2,700	141
*	Morgans Hotel Group	5,700	139
*	^ Isle of Capri Casinos, Inc.	5,797	139
*	Trump Entertainment Resorts, Inc.	11,058	139
	Systemax Inc.	6,500	135
*	ValueVision Media, Inc.	11,940	135
*	Leapfrog Enterprises, Inc.	13,180	135
*	^ DSW Inc. Class A	3,851	134
	Courier Corp.	3,348	134
*	Casual Male Retail Group, Inc.	13,150	133
	Monaco Coach Corp.	9,194	132
*	AFC Enterprises, Inc.	7,585	131
*	Midas Inc.	5,783	131
	^ Brookfield Homes Corp.	4,479	130
	Stein Mart, Inc.	10,466	128
	Sauer-Danfoss, Inc.	4,200	125
*	CKX, Inc.	8,973	124
*	Knology, Inc.	7,107	123
	Monro Muffler Brake, Inc.	3,280	123
	Nautilus Inc.	9,900	119
*	Great Wolf Resorts, Inc.	8,318	119
	Lennar Corp. Class B	3,364	118
*	Retail Ventures, Inc.	7,300	118
	bebe stores, inc.	7,350	118
	Sun-Times Media Group, Inc.	21,809	114
*	MarineMax, Inc.	5,700	114
	National Presto Industries, Inc.	1,820	113
	Standard Motor Products, Inc.	7,500	113
	Arctic Cat, Inc.	5,600	111
*	Multimedia Games Inc.	8,500	108
*	1-800 Contacts, Inc.	4,592	108

*	Monarch Casino & Resort, Inc.	4,000	107
*	GenTek, Inc.	3,032	107
*	Rentrak Corp.	7,200	107
*	BJ’s Restaurants Inc.	5,356	106
	World Wrestling Entertainment, Inc.	6,600	106
	Martha Stewart Living Omnimedia, Inc.	6,130	105
	Gray Television, Inc.	11,200	104
	M/I Homes, Inc.	3,900	104
*	Audiovox Corp.	7,998	104
*	Russ Berrie and Co., Inc.	5,538	103
*	Denny’s Corp.	23,112	103
*	^ Build-A-Bear-Workshop, Inc.	3,900	102
*	Peet’s Coffee & Tea Inc.	4,134	102
*	Fisher Communications, Inc.	1,960	100
*	Radio One, Inc.	14,000	99
	Dover Downs Gaming & Entertainment, Inc.	6,583	99
*	Reading International Inc. Class A	10,600	98
*	Cavco Industries, Inc.	2,610	98
*	PRIMEDIA Inc.	34,157	97
	Triarc Cos., Inc. Class A	6,100	97
*	Friendly Ice Cream Corp.	6,300	96
	Emmis Communications, Inc.	10,365	95
*	A.C. Moore Arts & Crafts, Inc.	4,858	95
*	Citi Trends Inc.	2,500	95
*	INVESTools Inc.	9,469	94
	Haverty Furniture Cos., Inc.	7,948	93
*	Empire Resorts Inc.	12,697	92
*	Unifi, Inc.	35,070	92
	Libbey, Inc.	4,200	91
*	dELiA*S, Inc.	11,858	90
	Kenneth Cole Productions, Inc.	3,650	90
*	Nexstar Broadcasting Group, Inc.	6,817	90
	Bon-Ton Stores, Inc.	2,200	88
*	REX Stores Corp.	4,300	85
*	^ Jamba Inc.	9,207	84
*	Maidenform Brands, Inc.	4,200	83
*	Source Interlink Cos., Inc.	16,591	83
*	Mothers Work, Inc.	2,634	82
*	Stamps.com Inc.	5,950	82
*	Playboy Enterprises, Inc. Class B	7,200	82
*	1-800-FLOWERS.COM, Inc.	8,637	81
*	New York & Co., Inc.	7,400	81
*	Strattec Security Corp.	1,725	81
	Skyline Corp.	2,700	81
*	Eddie Bauer Holding, Inc.	6,247	80
*	Alloy, Inc.	7,975	80
	CSS Industries, Inc.	2,010	80
*	Saga Communications, Inc.	8,100	79
*	Lodgian, Inc.	5,200	78
	Stanley Furniture Co., Inc.	3,800	78
*	^ Overstock.com, Inc.	4,262	78

*	Benihana Inc. Class A	3,860	77
*	Conn’s, Inc.	2,700	77
	Steinway Musical Instruments Inc.	2,200	76
*	True Religion Apparel, Inc.	3,657	74
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,860	74
*	4Kids Entertainment Inc.	4,900	74
*	Luby’s, Inc.	7,600	73
*	Interstate Hotels & Resorts, Inc.	13,982	73
*	Bluegreen Corp.	6,200	72
*	drugstore.com, Inc.	26,800	72
*	Stoneridge, Inc.	5,800	72
*	Ruth’s Chris Steak House	4,202	71
*	^ Syntax-Brillian Corp.	14,425	71
*	Shoe Carnival, Inc.	2,550	70
	Traffix, Inc.	12,450	68
*	DG FastChannel Inc.	3,219	66
	Lifetime Brands, Inc.	3,200	65
*	^ Progressive Gaming International Corp.	11,136	65
*	PC Mall, Inc.	5,300	65
*	Amerigon Inc.	3,600	65
	Journal Register Co.	14,275	64
	Coinmach Service Corp. Class A	4,829	64
	FTD Group, Inc.	3,400	63
*	Cosi, Inc.	13,580	62
*	Ashworth, Inc.	8,793	62
*	Hartmarx Corp.	7,700	61
*	Carriage Services, Inc.	7,400	61
*	Gaiam, Inc.	3,341	61
*	Cost Plus, Inc.	7,100	60
*	Daily Journal Corp.	1,428	59
	Handleman Co.	9,500	59
	Carmike Cinemas, Inc.	2,600	57
*	Fuel Systems Solutions, Inc.	3,442	57
	Ambassadors International, Inc.	1,700	57
	Levitt Corp. Class A	5,449	51
*	Palm Harbor Homes, Inc.	3,600	51
*	Virco Manufacturing Corp.	7,736	51
	Bassett Furniture Industries, Inc.	3,700	51
*	Syms Corp.	2,463	49
*	Spanish Broadcasting System, Inc.	11,100	48
*	^ Sharper Image Corp.	4,100	47
*	Century Casinos, Inc.	5,100	46
	Coachmen Industries, Inc.	4,740	46
	GateHouse Media, Inc.	2,399	45
	Salem Communications Corp.	3,960	44
*	Viacom Inc. Class A	1,040	43
	Marine Products Corp.	5,136	42
*	America’s Car-Mart, Inc.	3,100	42
*	Premier Exhibitions Inc.	2,600	41
*	Lenox Group, Inc.	5,805	41
	Koss Corp.	2,101	39

*	Benihana Inc.	1,930	39
*	Tarragon Corp. REIT	4,500	38
*	Regent Communications, Inc.	11,300	38
	Beasley Broadcast Group, Inc.	4,235	38
*	Lazare Kaplan International, Inc.	4,741	38
*	Rubio’s Restaurants, Inc.	3,622	37
	California Coastal Communities, Inc.	2,111	36
	Deb Shops, Inc.	1,285	36
*	Magna Entertainment Corp. Class A	12,013	35
	CBS Corp. Class A	1,040	35
*	Blockbuster Inc. Class B	8,811	34
	Charles & Colvard Ltd.	6,925	34
*	Trans World Entertainment Corp.	7,150	33
*	Core-Mark Holding Co., Inc.	900	32
*	Navarre Corp.	8,214	32
*	Design Within Reach Inc.	5,339	32
*	G-III Apparel Group, Ltd.	2,000	32
	Dover Motorsports, Inc.	5,200	32
	^ TOUSA, Inc.	6,953	29
*	Emerson Radio Corp.	9,600	29
*	S&K Famous Brands Inc.	2,016	28
*	Pomeroy IT Solutions, Inc.	2,700	26
	Superior Uniform Group, Inc.	2,008	26
*	United Retail Group, Inc.	2,200	26
*	^ Home Solutions of America	4,200	25
*	Quantum Fuel Systems Technologies Worldwide, Inc.	16,100	25
*	The Smith & Wollensky Restaurant Group, Inc.	2,284	25
*	Heelys Inc.	950	25
*	Kirkland’s, Inc.	6,400	24
	Books-a-Million Inc.	1,400	24
*	Young Broadcasting Inc.	5,997	22
*	Buca, Inc.	6,206	22
*	Shutterfly, Inc.	1,000	22
*	The Princeton Review, Inc.	4,500	22
	Hooker Furniture Corp.	900	20
*	Town Sports International Holdings, Inc.	1,000	19
*	iRobot Corp.	945	19
*	Rocky Brands Inc	1,000	19
*	Morton’s Restaurant Group Inc.	1,000	18
*	Dorman Products, Inc.	1,217	17
	Craftmade International, Inc.	960	16
*	Movie Gallery, Inc.	8,618	16
*	Fairchild Corp.	7,141	16
	Escalade, Inc.	1,686	16
*	Hollywood Media Corp.	3,400	15
*	Image Entertainment, Inc.	3,000	13
*	Carrols Restaurant Group Inc.	844	13
	Orleans Homebuilders, Inc.	1,500	13
*	The Dixie Group, Inc.	1,011	13
	Shiloh Industries, Inc.	900	11
*	Xanadoo Co.	40	11

*	Triple Crown Media, Inc.	1,120	10
	Flexsteel Industries, Inc.	701	10
*	Outdoor Channel Holdings Inc.	900	10
	News Corp., Class B	400	9
*	Gander Mountain Co.	800	9
*	Directed Electronics Inc.	1,000	9
*	Mity-Lite Inc.	400	9
*	Concord Camera Corp.	1,780	8
	Weyco Group, Inc.	300	8
	Collectors Universe, Inc.	500	8
*	Proliance International Inc.	2,412	7
*	Wilsons The Leather Experts Inc.	4,000	7
*	Innovo Group Inc.	4,000	7
*	Lakes Entertainment, Inc.	600	7
*	WPT Enterprises Inc.	1,600	7
*	Red Lion Hotels Corp.	400	5
*	Dominion Homes, Inc.	1,000	5
*	Fedders Corp.	17,290	4
*	Tarrant Apparel Group, Inc.	3,500	4
	Cobra Electronics Corp.	398	4
*	Comstock Homebuilding Cos., Inc.	1,367	4
*	Culp, Inc.	400	4
*	Tag-It Pacific, Inc.	1,000	1
*	Capella Education Co.	20	1
	Celebrate Express, Inc.	100	1
*	SPAR Group, Inc.	300	0
*	Varsity Group Inc.	100	0
*	Gadzooks, Inc.	4,700	0
			662,356
Consumer Staples (4.8%)
	The Procter & Gamble Co.	1,095,398	67,027
	Altria Group, Inc.	727,942	51,058
	Wal-Mart Stores, Inc.	868,132	41,766
	The Coca-Cola Co.	723,385	37,840
	PepsiCo, Inc.	568,521	36,869
	Kraft Foods Inc.	567,881	20,018
	CVS/Caremark Corp.	534,357	19,477
	Walgreen Co.	347,453	15,128
	Anheuser-Busch Cos., Inc.	266,873	13,920
	Colgate-Palmolive Co.	178,223	11,558
	Kimberly-Clark Corp.	158,367	10,593
	Costco Wholesale Corp.	157,981	9,245
	Sysco Corp.	214,162	7,065
	General Mills, Inc.	120,543	7,042
	Archer-Daniels-Midland Co.	203,921	6,748
	The Kroger Co.	234,958	6,609
	Avon Products, Inc.	156,019	5,734
	H.J. Heinz Co.	115,613	5,488
	Safeway, Inc.	152,846	5,201
	ConAgra Foods, Inc.	175,370	4,710
	Kellogg Co.	90,716	4,698

	Sara Lee Corp.	256,263	4,459
	Reynolds American Inc.	62,530	4,077
	Bunge Ltd.	42,275	3,572
	SuperValu Inc.	72,258	3,347
	The Clorox Co.	53,478	3,321
	Campbell Soup Co.	81,555	3,165
	Wm. Wrigley Jr. Co.	56,703	3,136
	UST, Inc.	56,820	3,052
	Carolina Group	38,169	2,949
	The Hershey Co.	56,960	2,883
	Coca-Cola Enterprises, Inc.	92,760	2,226
	Molson Coors Brewing Co. Class B	22,443	2,075
	Tyson Foods, Inc.	89,276	2,057
	The Estee Lauder Cos. Inc. Class A	41,326	1,881
	Whole Foods Market, Inc.	48,872	1,872
*	Energizer Holdings, Inc.	18,501	1,843
*	Constellation Brands, Inc. Class A	74,140	1,800
	The Pepsi Bottling Group, Inc.	47,140	1,588
	McCormick & Co., Inc.	41,567	1,587
	Dean Foods Co.	47,210	1,505
	Brown-Forman Corp. Class B	18,525	1,354
	J.M. Smucker Co.	19,238	1,225
*	Rite Aid Corp.	188,238	1,201
	Corn Products International, Inc.	26,200	1,191
*	Smithfield Foods, Inc.	38,634	1,190
	Church & Dwight, Inc.	23,155	1,122
	Hormel Foods Corp.	26,797	1,001
*	Hansen Natural Corp.	22,700	976
*	Winn-Dixie Stores, Inc.	30,213	885
*	NBTY, Inc.	20,244	875
	Del Monte Foods Co.	71,403	868
*	BJ’s Wholesale Club, Inc.	23,266	838
	Alberto-Culver Co.	28,255	670
	Wm. Wrigley Jr. Co. Class B	12,050	663
	Flowers Foods, Inc.	19,746	659
*	Bare Escentuals, Inc.	18,937	647
	Pilgrim’s Pride Corp.	15,544	593
	PepsiAmericas, Inc.	23,301	572
	Universal Corp. (VA)	9,200	560
	Herbalife Ltd.	13,900	551
	Longs Drug Stores, Inc.	10,050	528
*	Ralcorp Holdings, Inc.	9,433	504
	Casey’s General Stores, Inc.	16,100	439
*	Performance Food Group Co.	12,835	417
	Seaboard Corp.	177	415
	Lancaster Colony Corp.	9,451	396
*	United Natural Foods, Inc.	14,500	385
*	Hain Celestial Group, Inc.	13,735	373
*	The Pantry, Inc.	7,600	350
	Ruddick Corp.	11,609	350
	Nu Skin Enterprises, Inc.	20,701	342

*	Chattem, Inc.	5,305	336
*	Central European Distribution Corp.	9,550	331
	Sanderson Farms, Inc.	6,919	311
*	Alliance One International, Inc.	30,488	306
	Nash-Finch Co.	5,656	280
*	Chiquita Brands International, Inc.	14,136	268
*	TreeHouse Foods Inc.	9,911	264
	Tootsie Roll Industries, Inc.	8,638	239
	Spartan Stores, Inc.	7,200	237
*	Playtex Products, Inc.	15,900	235
	^ The Andersons, Inc.	4,800	218
*	The Great Atlantic & Pacific Tea Co., Inc.	6,200	208
*	Elizabeth Arden, Inc.	8,538	207
	Vector Group Ltd.	8,776	198
*	^ USANA Health Sciences, Inc.	4,350	195
	J & J Snack Foods Corp.	5,000	189
*	Green Mountain Coffee Roasters, Inc.	2,290	180
	Lance, Inc.	7,300	172
	WD-40 Co.	5,012	165
*	^ Wild Oats Markets Inc.	9,811	164
*	Pathmark Stores, Inc.	12,544	163
	The Topps Co., Inc.	15,382	162
*	Central Garden & Pet Co. Class A	13,550	159
	Reddy Ice Holdings, Inc.	5,413	154
*	Darling International, Inc.	16,000	146
	Weis Markets, Inc.	3,352	136
*	Boston Beer Co., Inc. Class A	3,300	130
	Arden Group Inc. Class A	890	121
	Inter Parfums, Inc.	4,150	110
	Mannatech, Inc.	6,650	106
*	American Oriental Bioengineering, Inc.	11,825	105
	Alico, Inc.	1,667	102
	Ingles Markets, Inc.	2,900	100
*	Prestige Brands Holdings Inc.	7,635	99
*	^ Jones Soda Co.	6,300	88
*	Spectrum Brands Inc.	12,900	87
*	Lifeway Foods, Inc.	7,622	86
	Coca-Cola Bottling Co.	1,700	86
*	Central Garden and Pet Co.	6,775	83
*	Griffin Land & Nurseries, Inc.	2,257	81
*	National Beverage Corp.	5,760	66
*	Revlon, Inc. Class A	45,862	63
	Farmer Brothers, Inc.	2,598	59
*	^ Medifast, Inc.	6,400	57
*	Zapata Corp.	7,800	53
*	John B. Sanfilippo & Son, Inc.	4,200	46
	Oil-Dri Corp. of America	2,500	44
*	Omega Protein Corp.	4,700	44
	MGP Ingredients, Inc.	2,300	39
	Diamond Foods, Inc.	2,133	37
	Imperial Sugar Co.	1,200	37

	PriceSmart, Inc.	1,139	28
*	^ Parlux Fragrances, Inc.	5,800	26
*	Schiff Nutrition International, Inc.	2,700	18
*	Physicians Formula Holdings, Inc.	900	14
*	Star Scientific, Inc.	13,862	12
*	Monterey Pasta Co.	2,700	12
*	Integrated Biopharma, Inc.	1,900	10
	Calavo Growers, Inc.	300	4
*	Vermont Pure Holdings, Ltd.	800	2
*	Hines Horticulture, Inc.	500	0
			470,007
Energy (6.1%)
	ExxonMobil Corp.	1,988,832	166,823
	Chevron Corp.	756,817	63,754
	ConocoPhillips Co.	542,148	42,559
	Schlumberger Ltd.	409,063	34,746
	Occidental Petroleum Corp.	290,884	16,836
	Valero Energy Corp.	209,709	15,489
	Marathon Oil Corp.	244,016	14,631
	Devon Energy Corp.	146,356	11,458
	Halliburton Co.	319,450	11,021
*	Transocean Inc.	101,530	10,760
	Apache Corp.	115,560	9,429
	Baker Hughes, Inc.	111,081	9,345
	Anadarko Petroleum Corp.	151,558	7,879
	XTO Energy, Inc.	121,219	7,285
	Williams Cos., Inc.	208,997	6,608
*	Weatherford International Ltd.	117,368	6,483
*	National Oilwell Varco Inc.	61,591	6,420
	EOG Resources, Inc.	84,639	6,184
	GlobalSantaFe Corp.	81,847	5,913
	Spectra Energy Corp.	219,600	5,701
	Chesapeake Energy Corp.	152,720	5,284
	Hess Corp.	88,846	5,238
	Noble Corp.	46,673	4,552
	Peabody Energy Corp.	92,596	4,480
	El Paso Corp.	247,886	4,271
	Smith International, Inc.	69,964	4,103
	Noble Energy, Inc.	59,158	3,691
	Murphy Oil Corp.	62,062	3,689
*	Nabors Industries, Inc.	104,866	3,500
	Sunoco, Inc.	42,083	3,353
	ENSCO International, Inc.	53,304	3,252
	CONSOL Energy, Inc.	64,519	2,975
*	Ultra Petroleum Corp.	53,307	2,945
	BJ Services Co.	101,720	2,893
*	Cameron International Corp.	39,221	2,803
	Tesoro Petroleum Corp.	47,400	2,709
*	Southwestern Energy Co.	59,400	2,643
	Diamond Offshore Drilling, Inc.	24,171	2,455
*	Grant Prideco, Inc.	44,904	2,417

*	Pride International, Inc.	58,106	2,177
	Pioneer Natural Resources Co.	43,009	2,095
*	Newfield Exploration Co.	45,252	2,061
	Range Resources Corp.	51,748	1,936
*	FMC Technologies Inc.	24,084	1,908
	Arch Coal, Inc.	50,376	1,753
	Frontier Oil Corp.	37,164	1,627
	Rowan Cos., Inc.	38,995	1,598
*	Denbury Resources, Inc.	42,400	1,590
	Patterson-UTI Energy, Inc.	55,718	1,460
	Tidewater Inc.	19,411	1,376
	Helmerich & Payne, Inc.	37,090	1,314
*	Plains Exploration & Production Co.	27,104	1,296
*	Helix Energy Solutions Group, Inc.	31,472	1,256
	Cabot Oil & Gas Corp.	34,000	1,254
	Holly Corp.	16,686	1,238
*	Superior Energy Services, Inc.	30,195	1,205
*	Forest Oil Corp.	28,270	1,195
	Cimarex Energy Co.	29,257	1,153
*	Kinder Morgan Management, LLC	21,852	1,134
*	Dresser Rand Group, Inc.	27,322	1,079
	Pogo Producing Co.	20,826	1,058
*	Oceaneering International, Inc.	19,320	1,017
*	Unit Corp.	15,600	981
*	Todco Class A	20,166	952
*	Core Laboratories N.V.	9,000	915
	Overseas Shipholding Group Inc.	10,559	860
*	Petrohawk Energy Corp.	53,954	856
*	Global Industries Ltd.	30,974	831
*	Universal Compression Holdings, Inc.	10,737	778
*	SEACOR Holdings Inc.	8,226	768
	Massey Energy Co.	28,549	761
*	Hanover Compressor Co.	31,274	746
*	TETRA Technologies, Inc.	25,750	726
*	^ Cheniere Energy, Inc.	18,600	721
	St. Mary Land & Exploration Co.	19,518	715
*	Oil States International, Inc.	16,990	702
*	Mariner Energy Inc.	28,680	695
*	Atwood Oceanics, Inc.	10,032	688
*	USEC Inc.	31,130	684
*	Quicksilver Resources, Inc.	15,300	682
*	W-H Energy Services, Inc.	10,800	669
	Foundation Coal Holdings, Inc.	16,300	662
*	Whiting Petroleum Corp.	14,624	593
*	Grey Wolf, Inc.	68,310	563
	Western Refining, Inc.	9,200	532
	Penn Virginia Corp.	13,200	531
*	EXCO Resources, Inc.	29,900	521
	Atlas America, Inc.	9,549	513
	Berry Petroleum Class A	13,400	505
*	Dril-Quip, Inc.	10,545	474

*	Comstock Resources, Inc.	15,300	459
*	Delta Petroleum Corp.	22,834	459
*	Encore Acquisition Co.	16,400	456
*	Parker Drilling Co.	43,200	455
*	Swift Energy Co.	10,600	453
*	Input/Output, Inc.	29,000	453
*	Alpha Natural Resources, Inc.	20,986	436
*	Bristow Group, Inc.	8,700	431
	World Fuel Services Corp.	9,995	420
*	Bill Barrett Corp.	9,667	356
	Lufkin Industries, Inc.	5,400	349
*	Hornbeck Offshore Services, Inc.	8,700	337
*	International Coal Group, Inc.	55,163	330
*	Rosetta Resources, Inc.	15,300	330
*	Complete Production Services, Inc.	12,582	325
*	Parallel Petroleum Corp.	14,040	307
*	Newpark Resources, Inc.	39,321	305
*	Stone Energy Corp.	8,840	303
*	ATP Oil & Gas Corp.	6,054	294
*	Carrizo Oil & Gas, Inc.	6,807	282
	CARBO Ceramics Inc.	6,200	272
*	CNX Gas Corp.	8,743	268
*	Gulfmark Offshore, Inc.	5,200	266
*	Petroleum Development Corp.	5,591	265
	W&T Offshore, Inc.	9,097	255
*	^ Hercules Offshore, Inc.	7,772	252
	^ Crosstex Energy, Inc.	8,046	231
*	Aventine Renewable Energy Holdings, Inc.	13,300	226
	General Maritime Corp.	8,354	224
*	^ Goodrich Petroleum Corp.	6,414	222
*	Pioneer Drilling Co.	14,508	216
*	Trico Marine Services, Inc.	5,268	215
*	Arena Resources, Inc.	3,700	215
*	^ Pacific Ethanol, Inc.	15,280	202
*	^ Evergreen Energy, Inc.	32,894	198
*	Enbridge Energy Management LLC	3,550	198
*	NATCO Group Inc.	4,200	193
	RPC Inc.	11,025	188
*	^ Willbros Group, Inc.	6,300	187
*	Warren Resources Inc.	15,920	186
	Gulf Island Fabrication, Inc.	5,314	184
*	PetroQuest Energy, Inc.	12,400	180
*	Bois d’Arc Energy, Inc.	10,458	178
*	Energy Partners, Ltd.	10,536	176
*	PHI Inc. Non-Voting	5,624	168
*	US BioEnergy Corp.	14,199	161
*	TXCO Resources Inc.	15,553	160
*	Harvest Natural Resources, Inc.	13,200	157
*	Rentech, Inc.	56,600	147
*	Matrix Service Co.	5,700	142
*	ENGlobal Corp.	11,200	136

	Alon USA Energy, Inc.	2,797	123
*	FX Energy, Inc.	13,100	120
*	Basic Energy Services Inc.	4,381	112
*	The Meridian Resource Corp.	36,700	111
*	^ Tri-Valley Corp.	13,900	110
*	Allis-Chalmers Energy Inc.	4,686	108
*	^ SulphCo, Inc.	29,693	107
*	Horizon Offshore, Inc.	5,500	106
*	Dawson Geophysical Co.	1,600	98
*	Vaalco Energy, Inc.	19,700	95
	MarkWest Hydrocarbon, Inc.	1,650	95
*	Contango Oil & Gas Co.	2,600	94
*	Endeavor International Corp.	61,900	93
*	Double Eagle Petroleum Co.	5,123	91
*	Superior Well Services, Inc.	3,436	87
*	Toreador Resources Corp.	5,752	86
*	CanArgo Energy Corp	105,700	81
*	Gulfport Energy Corp.	4,000	80
*	McMoRan Exploration Co.	5,597	78
*	^ Gasco Energy Inc.	33,046	78
	Arlington Tankers Ltd.	2,700	77
*	Brigham Exploration Co.	13,179	77
*	Edge Petroleum Corp.	5,500	77
*	^ GeoGlobal Resources Inc.	15,000	76
*	Callon Petroleum Co.	5,161	73
*	^ Syntroleum Corp.	26,257	72
*	^ Transmeridian Exploration Inc.	40,319	71
*	Bronco Drilling Co., Inc.	4,314	71
*	Cal Dive International, Inc.	4,243	71
*	Veneco Inc.	3,666	68
*	GMX Resources Inc.	1,900	66
*	VeraSun Energy Corp.	4,200	61
*	Credo Pete Corp.	4,550	61
*	T-3 Energy Services, Inc.	1,800	60
*	Oilsands Quest, Inc.	24,263	60
*	^ James River Coal Co.	4,588	59
*	Clayton Williams Energy, Inc.	2,188	58
*	Metretek Technologies, Inc.	3,500	54
	NGP Capital Resources Co.	3,161	53
	Delek US Holdings, Inc.	1,900	51
*	Aurora Oil & Gas Corp.	14,192	30
	Kayne Anderson Energy Development Co.	1,200	30
*	Westmoreland Coal Co.	1,000	27
*	Abraxas Petroleum Corp.	5,918	27
*	Bolt Technology Corp.	600	26
*	^ BPZ Energy, Inc.	4,300	24
*	Union Drilling, Inc.	1,400	23
*	Harken Energy Corp.	2,124	21
	Barnwell Industries, Inc.	1,000	21
	Panhandle Royalty Co.	400	11
*	Infinity, Inc.	3,200	10

*	Natural Gas Services Group	500	9
*	Quest Resource Corp.	400	5
*	BMB Munai Inc.	300	2
*	Ngas Resources Inc.	100	1
			597,325

Financials (12.5%)
	Citigroup, Inc.	1,701,975	87,294
	Bank of America Corp.	1,547,680	75,666
	JPMorgan Chase & Co.	1,201,761	58,225
	American International Group, Inc.	767,114	53,721
	Wells Fargo & Co.	1,106,003	38,898
	Wachovia Corp.	660,926	33,872
	The Goldman Sachs Group, Inc.	129,022	27,966
	Morgan Stanley	332,588	27,897
	Merrill Lynch & Co., Inc.	290,756	24,301
	American Express Co.	373,814	22,870
	Fannie Mae	338,502	22,114
	U.S. Bancorp	612,661	20,187
	MetLife, Inc.	263,835	17,012
	Prudential Financial, Inc.	165,534	16,095
	Freddie Mac	240,433	14,594
	Washington Mutual, Inc.	325,751	13,890
	The Allstate Corp.	204,026	12,550
	The Travelers Cos., Inc.	234,472	12,544
	Lehman Brothers Holdings, Inc.	155,222	11,567
	Capital One Financial Corp.	142,280	11,160
	The Hartford Financial Services Group Inc.	111,170	10,951
	The Bank of New York Co., Inc.	263,928	10,937
	SunTrust Banks, Inc.	117,027	10,034
*	Berkshire Hathaway Inc. Class A	89	9,743
	AFLAC Inc.	171,676	8,824
	PNC Financial Services Group	119,943	8,586
	Regions Financial Corp.	253,439	8,389
	SLM Corp.	141,829	8,167
	Franklin Resources Corp.	61,632	8,164
	State Street Corp.	116,529	7,971
	BB&T Corp.	190,595	7,753
	The Chubb Corp.	142,889	7,736
	Charles Schwab Corp.	376,794	7,732
	Countrywide Financial Corp.	206,049	7,490
	Simon Property Group, Inc. REIT	76,747	7,141
	ACE Ltd.	113,160	7,075
	Fifth Third Bancorp	173,751	6,910
	Lincoln National Corp.	96,220	6,827
	Loews Corp.	132,960	6,778
	National City Corp.	199,660	6,653
	The Chicago Mercantile Exchange	12,201	6,520
	Mellon Financial Corp.	144,615	6,363
*	Berkshire Hathaway Inc. Class B	1,674	6,035
	Marsh & McLennan Cos., Inc.	192,549	5,946

	Progressive Corp. of Ohio	247,146	5,914
	Bear Stearns Co., Inc.	39,104	5,475
	Genworth Financial Inc.	158,532	5,454
	The Principal Financial Group, Inc.	93,113	5,428
	XL Capital Ltd. Class A	63,301	5,336
	Vornado Realty Trust REIT	47,799	5,250
	Moody’s Corp.	83,423	5,189
	ProLogis REIT	86,749	4,936
	KeyCorp	138,517	4,755
	Ameriprise Financial, Inc.	74,691	4,748
	Equity Residential REIT	102,354	4,670
	T. Rowe Price Group Inc.	87,915	4,562
	Legg Mason Inc.	45,937	4,519
	Archstone-Smith Trust REIT	75,789	4,480
	Northern Trust Corp.	68,758	4,417
	Host Hotels & Resorts Inc. REIT	187,967	4,346
	Aon Corp.	97,764	4,166
	Boston Properties, Inc. REIT	40,781	4,165
	General Growth Properties Inc. REIT	76,208	4,035
	CIT Group Inc.	69,914	3,833
	Marshall & Ilsley Corp.	80,422	3,831
	NYSE Euronext	46,700	3,438
	Public Storage, Inc. REIT	44,745	3,437
	Nymex Holdings Inc.	27,332	3,434
*	E*TRADE Financial Corp.	150,475	3,324
	Comerica, Inc.	55,739	3,315
	Avalonbay Communities, Inc. REIT	27,755	3,300
	Ambac Financial Group, Inc.	37,171	3,241
	Unum Group	120,709	3,152
	Compass Bancshares Inc.	45,212	3,119
	Kimco Realty Corp. REIT	78,767	2,999
	MBIA, Inc.	47,256	2,940
	Zions Bancorp	37,307	2,869
	Sovereign Bancorp, Inc.	133,380	2,820
	Synovus Financial Corp.	91,758	2,817
*	CBOT Holdings, Inc. Class A	13,002	2,686
*	CB Richard Ellis Group, Inc.	70,906	2,588
	Plum Creek Timber Co. Inc. REIT	62,089	2,587
	SL Green Realty Corp. REIT	20,645	2,558
	American Capital Strategies, Ltd.	59,850	2,545
	M & T Bank Corp.	23,423	2,504
	Everest Re Group, Ltd.	23,000	2,499
	Cincinnati Financial Corp.	55,329	2,401
	Willis Group Holdings Ltd.	53,509	2,358
	Commerce Bancorp, Inc.	62,874	2,326
	Torchmark Corp.	34,663	2,322
	Safeco Corp.	36,640	2,281
	A.G. Edwards & Sons, Inc.	26,857	2,271
	Hudson City Bancorp, Inc.	183,887	2,247
	Assurant, Inc.	36,742	2,165
*	IntercontinentalExchange Inc.	14,400	2,129

	The Macerich Co. REIT	25,385	2,092
	Health Care Properties Investors REIT	70,858	2,050
	Developers Diversified Realty Corp. REIT	38,507	2,030
	Leucadia National Corp.	57,388	2,023
	Axis Capital Holdings Ltd.	48,400	1,967
	iStar Financial Inc. REIT	44,228	1,961
*	TD Ameritrade Holding Corp.	94,232	1,885
	Eaton Vance Corp.	42,653	1,884
	W.R. Berkley Corp.	57,729	1,879
	AMB Property Corp. REIT	34,946	1,860
	People’s United Financial Inc.	104,050	1,845
	Janus Capital Group Inc.	65,839	1,833
	Huntington Bancshares Inc.	79,919	1,817
	White Mountains Insurance Group Inc.	2,943	1,784
	Fidelity National Financial, Inc. Class A	73,585	1,744
	Nuveen Investments, Inc. Class A	28,019	1,741
	Regency Centers Corp. REIT	24,305	1,714
	Duke Realty Corp. REIT	47,927	1,710
	Apartment Investment & Management Co.
	Class A REIT	33,789	1,704
	New York Community Bancorp, Inc.	98,237	1,672
	^ Allied Capital Corp.	53,797	1,666
	MGIC Investment Corp.	29,117	1,656
	Ventas, Inc. REIT	45,535	1,651
	Old Republic International Corp.	77,233	1,642
	First Horizon National Corp.	41,738	1,628
*	Markel Corp.	3,260	1,580
	PartnerRe Ltd.	20,176	1,564
	Radian Group, Inc.	28,553	1,542
	Federal Realty Investment Trust REIT	19,628	1,516
	SEI Investments Co.	52,008	1,510
	Popular, Inc.	93,509	1,503
	RenaissanceRe Holdings Ltd.	24,200	1,500
	Jones Lang LaSalle Inc.	12,911	1,465
	Investors Financial Services Corp.	23,292	1,436
	First American Corp.	29,007	1,436
	Liberty Property Trust REIT	32,135	1,412
	Associated Banc-Corp.	42,957	1,405
*	Affiliated Managers Group, Inc.	10,663	1,373
	Hospitality Properties Trust REIT	32,945	1,367
	The PMI Group Inc.	30,400	1,358
	Camden Property Trust REIT	19,980	1,338
	Forest City Enterprise Class A	21,468	1,320
	HCC Insurance Holdings, Inc.	39,489	1,319
	Annaly Mortgage Management Inc. REIT	90,462	1,304
	UDR, Inc. REIT	47,780	1,257
	Colonial BancGroup, Inc.	49,740	1,242
	Federated Investors, Inc.	32,374	1,241
	Rayonier Inc. REIT	27,030	1,220
	Nationwide Financial Services, Inc.	19,175	1,212
	UnionBanCal Corp.	19,844	1,185

	TCF Financial Corp.	41,843	1,163
	^ The St. Joe Co.	24,909	1,154
*	Arch Capital Group Ltd.	15,840	1,149
	Protective Life Corp.	23,660	1,131
	Health Care Inc. REIT	27,786	1,121
*	Conseco, Inc.	53,550	1,119
	Weingarten Realty Investors REIT	27,034	1,111
	City National Corp.	14,503	1,104
	Thornburg Mortgage, Inc. REIT	41,609	1,089
*	AmeriCredit Corp.	40,473	1,075
	Brown & Brown, Inc.	42,116	1,059
	BRE Properties Inc. Class A REIT	17,790	1,055
	Mack-Cali Realty Corp. REIT	23,889	1,039
	Sky Financial Group, Inc.	37,112	1,034
	Essex Property Trust, Inc. REIT	8,828	1,027
	Cullen/Frost Bankers, Inc.	19,146	1,024
	Raymond James Financial, Inc.	33,080	1,022
	CapitalSource Inc. REIT	41,252	1,014
	Alexandria Real Estate Equities, Inc. REIT	10,328	1,000
	Erie Indemnity Co. Class A	18,366	992
	StanCorp Financial Group, Inc.	18,698	981
	Arthur J. Gallagher & Co.	34,601	965
	Jefferies Group, Inc.	35,628	961
	Wilmington Trust Corp.	23,141	961
	Commerce Bancshares, Inc.	20,952	949
	Ohio Casualty Corp.	21,862	947
	Taubman Co. REIT	18,700	928
	Valley National Bancorp	41,139	925
	Bank of Hawaii Corp.	17,573	907
*	Philadelphia Consolidated Holding Corp.	21,287	890
	Realty Income Corp. REIT	35,306	889
	Fulton Financial Corp.	61,447	886
	The Hanover Insurance Group Inc.	18,143	885
	Brandywine Realty Trust REIT	30,887	883
	The First Marblehead Corp.	22,651	875
*	Nasdaq Stock Market Inc.	29,177	867
	Webster Financial Corp.	20,080	857
	Unitrin, Inc.	16,951	834
	Aspen Insurance Holdings Ltd.	29,130	818
	Nationwide Health Properties, Inc. REIT	30,037	817
	Kilroy Realty Corp. REIT	11,500	815

	Post Properties, Inc. REIT	15,454	806
	Endurance Specialty Holdings Ltd.	19,900	797
	Douglas Emmett, Inc. REIT	32,159	796
	Astoria Financial Corp.	31,595	791
	CBL & Associates Properties, Inc. REIT	21,888	789
	American Financial Group, Inc.	23,080	788
	Waddell & Reed Financial, Inc.	30,187	785
	International Securities Exchange, Inc.	11,916	779
	Crescent Real Estate, Inc. REIT	34,593	776
	HRPT Properties Trust REIT	74,153	771
	Apollo Investment Corp.	35,474	763
	Washington Federal Inc.	31,265	760
	East West Bancorp, Inc.	19,424	755
*	Alleghany Corp.	1,832	745
	Platinum Underwriters Holdings, Ltd.	21,300	740
	^ IndyMac Bancorp, Inc.	25,271	737
	Montpelier Re Holdings Ltd.	37,908	703
*	Investment Technology Group, Inc.	15,637	678
	Transatlantic Holdings, Inc.	9,470	674
	Whitney Holdings Corp.	22,058	664
	Reinsurance Group of America, Inc.	10,987	662
	Digital Realty Trust, Inc. REIT	17,400	656
*	SVB Financial Group	12,324	655
	Delphi Financial Group, Inc.	15,514	649
	UCBH Holdings, Inc.	35,021	640
	Highwood Properties, Inc. REIT	17,055	640
	First Midwest Bancorp, Inc.	17,754	630
	Commerce Group, Inc.	18,100	628
	LaSalle Hotel Properties REIT	14,260	619
	First Industrial Realty Trust REIT	15,964	619
	BancorpSouth, Inc.	25,221	617
	Home Properties, Inc. REIT	11,789	612
	Senior Housing Properties Trust REIT	29,854	608
	Strategic Hotels and Resorts, Inc. REIT	27,000	607
	DCT Industrial Trust Inc.	56,387	607
	Allied World Assurance Holdings, Ltd.	11,765	603
	DiamondRock Hospitality Co. REIT	31,460	600
	Potlatch Corp. REIT	13,888	598
	FirstMerit Corp.	28,360	594
	Corporate Office Properties Trust, Inc. REIT	14,442	592
*	ProAssurance Corp.	10,600	590
	National Financial Partners Corp.	12,725	589
	BioMed Realty Trust, Inc. REIT	23,400	588
	IPC Holdings Ltd.	18,100	584
*	Knight Capital Group, Inc. Class A	35,168	584
	Sunstone Hotel Investors, Inc. REIT	20,375	578
	The South Financial Group, Inc.	25,434	576
	The Phoenix Cos., Inc.	38,330	575
	LandAmerica Financial Group, Inc.	5,945	574
	Colonial Properties Trust REIT	15,614	569
	Spirit Finance Corp. REIT	38,465	560
	Zenith National Insurance Corp.	11,853	558

	Pennsylvania REIT	12,449	552
	Cathay General Bancorp	16,430	551
	Selective Insurance Group	20,500	551
	Assured Guaranty Ltd.	18,600	550
	MAF Bancorp, Inc.	10,076	547
	Chittenden Corp.	15,627	546
	FelCor Lodging Trust, Inc. REIT	20,868	543
	Washington REIT	15,877	540
	Mercury General Corp.	9,755	538
	NewAlliance Bancshares, Inc.	36,481	537
	First Republic Bank	9,950	534
	First Community Bancorp	9,291	532
	Umpqua Holdings Corp.	22,388	526
	Sterling Financial Corp.	17,408	504
	National Retail Properties REIT	23,009	503
	Entertainment Properties Trust REIT	9,334	502
	Greater Bay Bancorp	18,007	501
	Westamerica Bancorporation	11,218	496
	Citizens Banking Corp.	27,062	495
	Hilb, Rogal and Hamilton Co.	11,500	493
	First Niagara Financial Group, Inc.	37,421	490
	Downey Financial Corp.	7,386	487
	Lexington Realty Trust REIT	23,393	487
	American Financial Realty Trust REIT	46,500	480
	UMB Financial Corp.	12,921	476
	Healthcare Realty Trust Inc. REIT	16,997	472
	Newcastle Investment Corp. REIT	18,631	467
	Maguire Properties, Inc. REIT	13,400	460
	Ashford Hospitality Trust REIT	38,965	458
	International Bancshares Corp.	17,420	446
	BOK Financial Corp.	8,312	444
	Trustmark Corp.	16,903	437
	Mid-America Apartment Communities, Inc. REIT	8,233	432
	Pacific Capital Bancorp	16,002	432
	Redwood Trust, Inc. REIT	8,826	427
	R.L.I. Corp.	7,630	427
	Equity Lifestyle Properties, Inc. REIT	8,150	425
	Cash America International Inc.	10,587	420
	Tanger Factory Outlet Centers, Inc. REIT	11,178	419
	Highland Hospitality Corp. REIT	21,600	415
	Prosperity Bancshares, Inc.	12,600	413
	PS Business Parks, Inc. REIT	6,502	412
*	Piper Jaffray Cos., Inc.	7,310	407
	Max Re Capital Ltd.	14,200	402
	United Bankshares, Inc.	12,625	401
	Cousins Properties, Inc. REIT	13,778	400
	Argonaut Group, Inc.	12,729	397
*	Signature Bank	11,531	393
	Inland Real Estate Corp. REIT	22,954	390
	Provident Bankshares Corp.	11,702	384
	F.N.B. Corp.	22,681	380

	Susquehanna Bancshares, Inc.	16,694	373
	EastGroup Properties, Inc. REIT	8,500	372
	Equity Inns, Inc. REIT	16,600	372
	Odyssey Re Holdings Corp.	8,550	367
	First Citizens BancShares Class A	1,859	361
	Wintrust Financial Corp.	8,132	357
	Horace Mann Educators Corp.	16,785	357
	Old National Bancorp	21,424	356
	Extra Space Storage Inc. REIT	21,479	354
	Infinity Property & Casualty Corp.	6,941	352
	Equity One, Inc. REIT	13,683	350
*	First Federal Financial Corp.	6,132	348
	RAIT Financial Trust REIT	13,355	347
	Provident Financial Services Inc.	22,026	347
*	GFI Group Inc.	4,742	344
	^ Greenhill & Co., Inc.	5,000	344
	Ares Capital Corp.	20,037	338
	MCG Capital Corp.	21,000	336
	Park National Corp.	3,930	333
	Security Capital Assurance, Ltd.	10,725	331
	Central Pacific Financial Co.	10,003	330
	Omega Healthcare Investors, Inc. REIT	20,766	329
	Hancock Holding Co.	8,655	325
	Frontier Financial Corp.	14,250	321
	optionsXpress Holdings Inc.	12,467	320
	TrustCo Bank NY	32,259	319
	^ American Home Mortgage Investment Corp.
	REIT	17,106	314
	Sovran Self Storage, Inc. REIT	6,500	313
	First BanCorp Puerto Rico	28,300	311
	Friedman, Billings, Ramsey Group, Inc. REIT	56,688	310
	Advanta Corp. Class A	10,894	309
	MB Financial, Inc.	8,762	304
	^ Fremont General Corp.	28,107	302
	Glacier Bancorp, Inc.	14,578	297
*	World Acceptance Corp.	6,937	296
	United Community Banks, Inc.	11,400	295
	First Commonwealth Financial Corp.	26,533	290
	Boston Private Financial Holdings, Inc.	10,663	287
	Community Banks, Inc.	8,882	286
	Bank Mutual Corp.	24,611	284
	Glimcher Realty Trust REIT	11,234	281
	City Holding Co.	7,327	281
	NBT Bancorp, Inc.	12,353	279
	Alabama National BanCorporation	4,500	278
	Municipal Mortgage & Equity, L.L.C.	11,300	275
	Student Loan Corp.	1,350	275
	Portfolio Recovery Associates, Inc.	4,500	270
	National Health Investors REIT	8,500	270
	Brookline Bancorp, Inc.	22,889	263
	Franklin Street Properties Corp. REIT	15,387	255

*	Universal American Financial Corp.	11,957	254
*	Move, Inc.	56,701	254
	U-Store-It Trust REIT	15,495	254
	S & T Bancorp, Inc.	7,676	253
	Ramco-Gershenson Properties Trust REIT	7,010	252
	Financial Federal Corp.	8,400	250
	Advance America, Cash Advance Centers, Inc.	14,059	249
	Capitol Federal Financial	6,744	249
	PFF Bancorp, Inc.	8,909	249
	Community Bank System, Inc.	12,400	248
	Anthracite Capital Inc. REIT	21,100	247
	Sterling Bancshares, Inc.	21,750	246
	Amcore Financial, Inc.	8,400	244
	Innkeepers USA Trust REIT	13,700	243
*	Texas Capital Bancshares, Inc.	10,457	234
	Acadia Realty Trust REIT	9,000	234
	Chemical Financial Corp.	8,921	231
	National Penn Bancshares Inc.	13,757	229
	Stewart Information Services Corp.	5,720	228
	CVB Financial Corp.	20,375	227
	First Charter Corp.	11,600	226
*	Investors Bancorp, Inc.	16,746	225
*	Navigators Group, Inc.	4,093	221
*	First Cash Financial Services, Inc.	9,400	220
*	Ocwen Financial Corp.	16,500	220
	Deerfield Triarc Capital Corp. REIT	15,024	220
	Saul Centers, Inc. REIT	4,843	220
	Parkway Properties Inc. REIT	4,569	219
	United Fire & Casualty Co.	6,201	219
*	Centennial Bank Holdings Inc.	25,658	217
	Northwest Bancorp, Inc.	8,313	217
	Hanmi Financial Corp.	12,669	216
*	CompuCredit Corp.	6,159	216
	NorthStar Realty Finance Corp. REIT	17,158	215
*	Alexander’s, Inc. REIT	529	214
*	Dollar Financial Corp.	7,500	214
	PrivateBancorp, Inc.	7,402	213
	Investors Real Estate Trust REIT	20,624	213
*	Nexcen Brands, Inc.	18,992	212
	Calamos Asset Management, Inc.	8,204	210
	FBL Financial Group, Inc. Class A	5,283	208
	American Campus Communities, Inc. REIT	7,300	207
	First Financial Bankshares, Inc.	5,210	202
	Westbanco Inc.	6,851	202
	Winston Hotels, Inc. REIT	13,300	200
	Midland Co.	4,236	199
	MFA Mortgage Investments, Inc. REIT	27,000	197
*	EZCORP, Inc.	14,838	196
	^ ASTA Funding, Inc.	5,100	196
	Getty Realty Holding Corp. REIT	7,427	195
	American Equity Investment Life Holding Co.	16,100	194

	BankUnited Financial Corp.	9,685	194
	Provident New York Bancorp, Inc.	14,330	194
*	LaBranche & Co. Inc.	25,999	192
	National Western Life Insurance Co. Class A	757	191
	^ Corus Bankshares Inc.	10,980	190
*	Stifel Financial Corp.	3,200	188
	Arbor Realty Trust, Inc. REIT	7,200	186
	LTC Properties, Inc. REIT	8,100	184
	Alfa Corp.	11,801	184
	21st Century Insurance Group	8,370	183
	Cohen & Steers, Inc.	4,200	182
	Community Trust Bancorp Inc.	5,623	182
	TierOne Corp.	6,016	181
	Medical Properties Trust Inc. REIT	13,586	180
*	Pinnacle Financial Partners, Inc.	6,068	178
	Harleysville National Corp.	11,016	178
*	Western Alliance Bancorp	5,940	177
	First Financial Bancorp	11,782	177
*	Triad Guaranty, Inc.	4,400	176
	Tower Group, Inc.	5,500	175
	Capital Trust Class A REIT	5,099	174
	BankFinancial Corp.	11,240	174
	West Coast Bancorp	5,697	173
*	CNA Surety Corp.	9,110	172
	Sun Communities, Inc. REIT	5,726	170
*	PXRE Group Ltd.	36,640	170
	Anchor Bancorp Wisconsin Inc.	6,479	170
*	United America Indemnity, Ltd.	6,800	169
	SWS Group, Inc.	7,821	169
	Cedar Shopping Centers, Inc. REIT	11,600	166
	Cascade Bancorp	7,181	166
	Bank of the Ozarks, Inc.	5,908	165
	Integra Bank Corp.	7,550	162
	Crystal River Capital Inc. REIT	6,629	161
	Partners Trust Financial Group, Inc.	15,296	161
	Dime Community Bancshares	12,112	160
*	Seabright Insurance Holdings, Inc.	9,100	159
*	American Physicians Capital, Inc.	3,900	158
	Sandy Spring Bancorp, Inc.	5,000	157
*	Franklin Bank Corp.	10,515	157
	Independent Bank Corp. (MA)	5,300	157
	KNBT Bancorp Inc.	10,617	156
*	Meadowbrook Insurance Group, Inc.	14,226	156
	Independent Bank Corp. (MI)	9,005	155
	Kite Realty Group Trust REIT	8,123	154
	First Potomac REIT	6,595	154
	OneBeacon Insurance Group Ltd.	6,007	152
*	The Bancorp Inc.	6,758	151
	Gramercy Capital Corp. REIT	5,483	151
	WSFS Financial Corp.	2,300	150
	Old Second Bancorp, Inc.	5,015	146

	IBERIABANK Corp.	2,900	143
	First Financial Corp. (IN)	4,881	143
	Nelnet, Inc.	5,800	142
	Simmons First National Corp.	5,137	142
	State Auto Financial Corp.	4,617	142
*	Tejon Ranch Co.	3,200	141
	Capital Southwest Corp.	901	140
	Safety Insurance Group, Inc.	3,389	140
	Hersha Hospitality Trust REIT	11,800	139
*	Accredited Home Lenders Holding Co.	10,143	139
	Columbia Banking System, Inc.	4,734	138
	First Busey Corp.	6,911	138
*	Citizens, Inc.	19,469	137
	Nara Bancorp, Inc.	8,589	137
*	KBW Inc.	4,631	136
	Heritage Commerce Corp.	5,700	135
*	Virginia Commerce Bancorp, Inc.	7,970	135
*	FPIC Insurance Group, Inc.	3,300	135
*	Tradestation Group Inc.	11,517	134
	^ Southside Bancshares, Inc.	6,162	134
	TriCo Bancshares	5,978	134
	Flagstar Bancorp, Inc.	11,054	133
*	Sun Bancorp, Inc. (NJ)	7,885	133
*	Affordable Residential Communities	11,238	133
	First Merchants Corp.	5,502	132
	BankAtlantic Bancorp, Inc. Class A	15,335	132
	First Financial Holdings, Inc.	4,035	132
	Presidential Life Corp.	6,700	132
	Harleysville Group, Inc.	3,917	131
	^ Impac Mortgage Holdings, Inc. REIT	28,200	130
*	PICO Holdings, Inc.	2,996	130
	Southwest Bancorp, Inc.	5,344	128
	First State Bancorporation	5,968	127
	Peoples Bancorp, Inc.	4,682	127
	PremierWest Bancorp	9,334	126
	ViewPoint Financial Group	7,327	126
	Renasant Corp.	5,505	125
	^ Luminent Mortgage Capital, Inc. REIT	12,400	125
	GMH Communities Trust REIT	12,909	125
	Capital Lease Funding, Inc. REIT	11,600	125
*	MarketAxess Holdings, Inc.	6,928	125
	Anworth Mortgage Asset Corp. REIT	13,762	125
*	Stratus Properties Inc.	3,604	124
	Mission West Properties Inc. REIT	8,800	123
	First Source Corp.	4,893	122
*	Superior Bancorp	11,858	121
	Capital City Bank Group, Inc.	3,850	121
	U.S.B. Holding Co., Inc.	6,327	121
	Universal Health Realty Income REIT	3,600	120
	Consolidated-Tomoka Land Co.	1,700	118
	Gamco Investors Inc. Class A	2,093	117

	Mainsource Financial Group, Inc.	6,981	117
	^ First South Bancorp, Inc.	4,352	117
	Virginia Financial Group, Inc.	5,250	117
	Bristol West Holdings, Inc.	5,200	116
	Omega Financial Corp.	4,300	116
	Cardinal Financial Corp.	11,648	115
	Suffolk Bancorp	3,600	115
*	PMA Capital Corp. Class A	10,712	115
	W Holding Co., Inc.	42,955	113
	Washington Trust Bancorp, Inc.	4,493	113
	Lakeland Bancorp, Inc.	8,452	112
	Bank of Granite Corp.	6,687	112
	First Bancorp (NC)	5,917	111
	First Indiana Corp.	5,007	111
	North Valley Bancorp	4,618	111
	First Place Financial Corp.	5,236	111
	Peapack Gladstone Financial Corp.	4,063	110
	Macatawa Bank Corp.	6,874	109
	Capitol Bancorp Ltd.	3,990	109
	Resource America, Inc.	5,286	109
	ITLA Capital Corp.	2,061	107
	Amtrust Financial Services Inc.	5,645	106
	Provident Financial Holdings, Inc.	4,232	106
	BancTrust Financial Group, Inc.	5,033	106
	AmericanWest Bancorporation	5,796	106
	Banner Corp.	3,100	106
*	United PanAm Financial Corp.	7,392	105
	^ Novastar Financial, Inc. REIT	15,100	105
	Clifton Savings Bancorp, Inc.	9,692	105
	Gladstone Commercial Corp. REIT	5,300	104
	Yardville National Bancorp	3,002	103
	Alesco Financial, Inc. REIT	12,500	102
*	Asset Acceptance Capital Corp.	5,694	101
	Wilshire Bancorp Inc.	8,250	100
	Seacoast Banking Corp. of Florida	4,564	99
	Eastern Virginia Bankshares, Inc.	4,460	98
	Urstadt Biddle Properties Class A REIT	5,766	98
	Oriental Financial Group Inc.	8,981	98
	Flushing Financial Corp.	6,052	97
	National Health Realty Inc. REIT	4,100	97
	Enstar Group Ltd.	800	97
	NYMAGIC, Inc.	2,400	96
	First Community Bancshares, Inc.	3,079	96
	Massbank Corp.	2,871	96
	One Liberty Properties, Inc. REIT	4,200	96
	Winthrop Realty Trust Inc. REIT	13,798	95
	Capstead Mortgage Corp. REIT	9,712	94
	Great Southern Bancorp, Inc.	3,476	94
	Agree Realty Corp. REIT	3,000	94
	German American Bancorp	6,797	93
	City Bank Lynnwood (WA)	2,965	93

	Advanta Corp. Class B	3,000	93
	FNB Financial Services Corp.	6,590	93
	Sterling Bancorp	5,785	93
	MVC Capital, Inc.	4,900	92
	HMN Financial, Inc.	2,621	92
*	Pacific Mercantile Bancorp	6,491	92
*	Wauwatosa Holdings, Inc.	5,541	92
	CFS Bancorp, Inc.	6,300	91
	Associated Estates Realty Corp. REIT	5,808	91
	BancFirst Corp.	2,100	90
	Irwin Financial Corp.	5,987	90
	Tompkins Trustco, Inc.	2,390	89
	Republic Bancorp, Inc. Class A	5,373	89
	Heartland Financial USA, Inc.	3,655	89
*	Consumer Portfolio Services, Inc.	14,200	89
	Taylor Capital Group, Inc.	3,200	88
	SCBT Financial Corp.	2,418	88
	Univest Corp. of Pennsylvania	3,905	88
	State Bancorp, Inc.	5,243	87
	UMH Properties, Inc. REIT	6,159	87
	Horizon Financial Corp.	3,993	87
	Union Bankshares Corp.	3,750	87
	CoBiz Inc.	4,773	86
*	Encore Capital Group, Inc.	6,923	86
	Arrow Financial Corp.	3,905	86
	Education Realty Trust, Inc. REIT	6,121	86
	Heritage Financial Corp.	3,576	85
	Federal Agricultural Mortgage Corp. Class A	3,500	85
	Greater Community Bancorp	5,400	85
	Thomas Properties Group, Inc.	5,320	85
	Sanders Morris Harris Group Inc.	7,301	85
*	^ Doral Financial Corp.	71,961	85
	TIB Financial Corp.	6,514	84
	Willow Grove Bancorp, Inc.	6,426	84
	Center Financial Corp.	4,915	83
	Intervest Bancshares Corp.	2,948	83
	Farmers Capital Bank Corp.	2,861	83
	Sterling Financial Corp. (PA)	7,818	82
	JER Investors Trust Inc. REIT	5,472	82
*	Ameriserv Financial Inc.	18,587	82
	Abington Community Bancorp Inc.	8,563	82
	Merchants Bancshares, Inc.	3,511	81
*	First Regional Bancorp	3,100	79
	Capital Corp. of the West	3,272	78
	Bryn Mawr Bank Corp.	3,402	78
	Pulaski Financial Corp.	5,046	77
	Lakeland Financial Corp.	3,598	77
*	Republic First Bancorp, Inc.	7,909	76
	S.Y. Bancorp, Inc.	3,189	76
	Capital Bank Corp.	4,502	76
	Medallion Financial Corp.	6,380	75

	Camco Financial Corp.	6,005	75
	Atlantic Coast Federal Corp.	4,745	75
	FNB Corp. (NC)	4,656	74
*	Community Bancorp	2,650	74
	Wainwright Bank & Trust Co.	5,682	74
	FNB Corp. (VA)	2,060	74
*	Scottish Re Group Ltd.	15,100	74
	Financial Institutions, Inc.	3,651	74
	First M&F Corp.	3,952	74
*	Ampal-American Israel Corp.	12,344	73
	Midwest Banc Holdings, Inc.	5,040	73
	Royal Bancshares of Pennsylvania, Inc.	3,660	72
	Camden National Corp.	1,840	72
*	Great Lakes Bancorp, Inc.	5,407	71
	Greene County Bancshares	2,225	70
*	^ Harris & Harris Group, Inc.	6,200	69
	First Federal Bancshares of Arkansas, Inc.	2,933	69
*	Quanta Capital Holdings Ltd.	28,865	69
	Mercantile Bank Corp.	2,546	69
	Rainier Pacific Financial Group Inc.	3,925	68
	LSB Corp.	4,028	68
	Compass Diversified Trust	3,800	68
*	First Mariner Bancorp, Inc.	5,242	67
	Baldwin & Lyons, Inc. Class B	2,573	67
	^ West Bancorporation	4,121	66
	Security Bank Corp.	3,272	66
*	Primus Guaranty, Ltd.	5,967	64
	HF Financial Corp.	3,644	64
	Preferred Bank, Los Angeles	1,573	63
*	Amerisafe Inc.	3,200	63
	^ Gladstone Capital Corp.	2,919	63
	CBRE Realty Finance Inc.	5,200	62
	Jefferson Bancshares, Inc.	5,200	61
	OceanFirst Financial Corp.	3,436	60
	American Mortgage Acceptance Co. REIT	6,015	60
	Resource Capital Corp. REIT	4,300	60
	American Land Lease, Inc. REIT	2,400	60
	Gladstone Investment Corp.	4,218	60
	Citizens 1st Bancorp, Inc.	2,748	60
	United Community Financial Corp.	5,993	60
	Colony Bankcorp, Inc.	3,062	60
*	United Capital Corp.	2,064	59
	Fieldstone Investment Corp. REIT	15,980	58
*	Penson Worldwide, Inc.	2,362	58
	Kearny Financial Corp.	4,284	58
	PMC Commercial Trust REIT	4,300	57
	Citizens & Northern Corp.	2,870	56
	Vineyard National Bancorp Co.	2,415	55
	Berkshire Hills Bancorp, Inc.	1,741	55
	EMC Insurance Group, Inc.	2,195	54
	Unity Bancorp, Inc.	4,828	54

	^ U.S. Global Investors, Inc. Class A	2,400	54
	Ameris Bancorp	2,421	54
	MutualFirst Financial Inc.	2,926	54
	Technology Investment Capital Corp.	3,370	53
	Independence Holding Co.	2,602	53
	Northrim Bancorp Inc.	1,890	52
	Republic Property Trust REIT	4,200	51
	Westwood Holdings Group, Inc.	1,500	51
*	Credit Acceptance Corp.	1,900	51
	Temecula Valley Bancorp, Inc.	2,863	51
	Ames National Corp.	2,315	50
	Hercules Technology Growth Capital, Inc.	3,600	49
	First Defiance Financial Corp.	1,600	48
	Hawthorn Bancshares Inc.	1,461	47
	MBT Financial Corp.	3,330	47
*	Marlin Business Services Inc.	2,196	47
	Westfield Financial, Inc.	4,581	46
*	^ Ladenburg Thalmann Financial Services, Inc.	19,800	46
	Center Bancorp, Inc.	3,045	45
	American National Bankshares Inc.	1,983	45
*	Newtek Business Services, Inc.	22,635	43
	Comm Bancorp, Inc.	843	43
	Smithtown Bancorp, Inc.	1,654	42
	Investors Title Co.	812	41
*	Thomas Weisel Partners Group, Inc.	2,400	40
	James River Group Inc.	1,200	40
*	Clayton Holdings, Inc.	3,500	40
	Enterprise Financial Services Corp.	1,585	39
*	Penn Treaty American Corp.	6,755	39
	Columbia Bancorp (OR)	1,800	38
	Codorus Valley Bancorp, Inc.	1,998	38
*	First Acceptance Corp.	3,700	38
	Patriot Capital Funding Inc.	2,500	37
	PAB Bankshares, Inc.	1,900	36
	TF Financial Corp.	1,161	35
	Kohlberg Capital Corp.	1,869	35
*	KMG America Corp.	6,538	34
	GB&T Bancshares, Inc.	2,045	34
	BCSB Bankcorp, Inc.	3,006	33
	United Security Bancshares, Inc.	1,292	33
*	SCPIE Holdings Inc.	1,300	33
	Century Bancorp, Inc. Class A	1,440	32
	QC Holdings Inc.	2,008	30
	Oak Hill Financial, Inc.	1,356	30
	Penns Woods Bancorp, Inc.	864	30
	HopFed Bancorp, Inc.	1,815	29
	Wayne Savings Bancshares, Inc.	2,079	29
	Citizens South Banking Corp.	2,237	28
	Home Bancshares Inc.	1,216	27
	ProCentury Corp.	1,600	27
	HomeBanc Corp. REIT	20,800	26

	BRT Realty Trust REIT	1,000	26
	America First Apartment Investors, Inc. REIT	977	24
	Opteum Inc. REIT	8,621	23
	National Bankshares, Inc.	1,098	22
	First Security Group Inc.	2,000	22
*	Reis, Inc.	2,356	21
*	Rewards Network Inc.	5,200	21
	K-Fed Bancorp	1,336	21
	Meta Financial Group, Inc.	554	21
	New York Mortgage Trust, Inc. REIT	10,700	20
*	Cowen Group, Inc.	1,100	20
	Landmark Bancorp Inc.	714	20
*	American Independence Corp.	1,770	20
	Shore Bancshares, Inc.	750	19
	Crawford & Co. Class B	2,850	19
	Ameriana Bancorp	1,926	19
	Vestin Realty Mortgage II, Inc. REIT	3,300	19
*	First Keystone Financial, Inc.	958	19
	LSB Bancshares, Inc.	1,318	18
	Donegal Group Inc. Class A	1,200	18
*	First Mercury Financial Corp.	841	18
	Eagle Hospitality Properties Trust Inc. REIT	1,300	17
*	Oritani Financial Corp.	1,153	16
	^ Delta Financial Corp.	1,300	16
	Cadence Financial Corp.	800	16
	^ United Security Bancshares (CA)	716	15
*	HouseValues, Inc.	3,100	14
	Team Financial, Inc.	820	13
	Cogdell Spencer Inc. REIT	600	12
*	Specialty Underwriters’ Alliance, Inc.	1,400	11
	Centerstate Banks of Florida	600	11
	Hanover Capital Mortgage Holdings, Inc. REIT	2,100	10
*	NewStar Financial, Inc.	700	10
	Sierra Bancorp	300	8
	Affirmative Insurance Holdings, Inc.	500	8
	Yadkin Valley Bank and Trust Co.	400	7
*	American Safety Insurance Holdings, Ltd.	300	7
*	Grubb & Ellis Co.	600	7
*	ZipRealty, Inc.	900	7
	Origen Financial, Inc. REIT	1,000	7
	Cascade Financial Corp.	375	6
	Lincoln Bancorp	300	6
	Fidelity Southern Corp.	300	5
*	NetBank, Inc.	15,222	5
	Eagle Bancorp, Inc.	260	4
	Habersham Bancorp	200	4
	Southern Community Financial Corp.	400	4
	Federal Agricultural Mortgage Corp. Class C	100	3
	Pacific Continental Corp.	210	3
	First National Lincoln Corp.	200	3
	Desert Community Bank	128	3

	Princeton National Bancorp, Inc.	99	3
	Synergy Financial Group, Inc.	200	3
	Community Capital Corp.	100	2
*	Horizon Group Properties, Inc. REIT	270	2
	Monmouth Real Estate Investment Corp. REIT	200	2
*	AMV Liquidating Trust	13,300	1
	East Penn Financial Corp.	100	1
	Feldman Mall Properties, Inc. REIT	100	1
*	Dynex Capital, Inc. REIT	100	1
*	EBS Litigation LLC	6,856	0
*	Vesta Insurance Group, Inc.	4,693	0
			1,210,566
Health Care (7.0%)
	Pfizer Inc.	2,503,237	64,008
	Johnson & Johnson	1,004,669	61,908
	Merck & Co., Inc.	753,672	37,533
	Abbott Laboratories	535,623	28,683
	Wyeth	467,336	26,797
	UnitedHealth Group Inc.	467,626	23,914
*	Amgen, Inc.	404,882	22,386
	Bristol-Myers Squibb Co.	701,026	22,124
	Medtronic, Inc.	400,391	20,764
	Eli Lilly & Co.	353,489	19,753
*	WellPoint Inc.	212,589	16,971
	Schering-Plough Corp.	514,685	15,667
	Baxter International, Inc.	227,181	12,799
*	Genentech, Inc.	164,472	12,444
*	Gilead Sciences, Inc.	319,208	12,376
	Cardinal Health, Inc.	139,854	9,879
	Aetna Inc.	180,374	8,910
*	Medco Health Solutions, Inc.	100,674	7,852
*	Celgene Corp.	129,287	7,412
*	Thermo Fisher Scientific, Inc.	141,592	7,323
*	Zimmer Holdings, Inc.	82,813	7,030
*	Boston Scientific Corp.	435,001	6,673
*	Biogen Idec Inc.	118,576	6,344
	Becton, Dickinson & Co.	84,825	6,319
	Stryker Corp.	98,936	6,242
	McKesson Corp.	103,237	6,157
	Allergan, Inc.	106,196	6,121
*	Genzyme Corp.	92,188	5,937
	CIGNA Corp.	107,937	5,636
*	St. Jude Medical, Inc.	123,863	5,139
*	Forest Laboratories, Inc.	111,170	5,075
*	Express Scripts Inc.	80,700	4,036
	Biomet, Inc.	82,013	3,750
*	Humana Inc.	58,563	3,567
*	Laboratory Corp. of America Holdings	43,937	3,439
	AmerisourceBergen Corp.	66,226	3,276
*	Coventry Health Care Inc.	56,174	3,238
	C.R. Bard, Inc.	36,392	3,007

	Quest Diagnostics, Inc.	58,180	3,005
	IMS Health, Inc.	69,599	2,236
*	Health Net Inc.	41,199	2,175
*	Waters Corp.	35,689	2,118
*	Hospira, Inc.	52,233	2,039
	Applera Corp.–Applied Biosystems Group	64,722	1,977
*	DaVita, Inc.	36,636	1,974
*	Varian Medical Systems, Inc.	45,915	1,952
	DENTSPLY International Inc.	50,557	1,934
*	Amylin Pharmaceuticals, Inc.	45,990	1,893
*	Barr Pharmaceuticals Inc.	35,860	1,801
*	King Pharmaceuticals, Inc.	85,939	1,758
*	Cephalon, Inc.	21,572	1,734
*	Intuitive Surgical, Inc.	12,453	1,728
*	Cytyc Corp.	39,697	1,711
	Manor Care, Inc.	26,062	1,702
*	Henry Schein, Inc.	31,352	1,675
*	Triad Hospitals, Inc.	31,116	1,673
	Dade Behring Holdings Inc.	30,000	1,594
*	Sepracor Inc.	38,371	1,574
	Mylan Laboratories, Inc.	86,482	1,573
*	Covance, Inc.	22,739	1,559
	Omnicare, Inc.	42,884	1,546
*	Endo Pharmaceuticals Holdings, Inc.	45,013	1,541
*	Patterson Cos.	39,452	1,470
	Pharmaceutical Product Development, Inc.	37,448	1,433
	Beckman Coulter, Inc.	22,076	1,428
*	Millipore Corp.	18,926	1,421
*	Community Health Systems, Inc.	33,671	1,362
	Bausch & Lomb, Inc.	18,950	1,316
*	Lincare Holdings, Inc.	32,976	1,314
*	Vertex Pharmaceuticals, Inc.	44,447	1,269
	Hillenbrand Industries, Inc.	19,513	1,268
*	Invitrogen Corp.	16,798	1,239
*	Cerner Corp.	22,174	1,230
*	Charles River Laboratories, Inc.	23,375	1,207
*	Millennium Pharmaceuticals, Inc.	111,325	1,177
*	Watson Pharmaceuticals, Inc.	34,675	1,128
	PerkinElmer, Inc.	43,140	1,124
*	VCA Antech, Inc.	29,700	1,119
*	Gen-Probe Inc.	18,420	1,113
*	ResMed Inc.	26,854	1,108
*	Respironics, Inc.	25,938	1,105
	Universal Health Services Class B	17,687	1,088
*	Tenet Healthcare Corp.	166,089	1,081
*	WellCare Health Plans Inc.	11,668	1,056
*	IDEXX Laboratories Corp.	11,085	1,049
*	Edwards Lifesciences Corp.	20,417	1,007
	Health Management Associates Class A	85,604	972
*	Pediatrix Medical Group, Inc.	17,114	944
*	Hologic, Inc.	16,900	935

*	Ventana Medical Systems, Inc.	11,800	912
*	PDL BioPharma Inc.	38,925	907
*	Kinetic Concepts, Inc.	17,122	890
*	Illumina, Inc.	21,396	868
	Cooper Cos., Inc.	15,248	813
*	Kyphon Inc.	16,023	772
*	HLTH Corp.	54,833	768
*	Techne Corp.	13,274	759
*	Sierra Health Services, Inc.	18,128	754
*	Inverness Medical Innovations, Inc.	14,466	738
*	OSI Pharmaceuticals, Inc.	20,364	737
*	Advanced Medical Optics, Inc.	21,111	736
*	ImClone Systems, Inc.	20,583	728
	STERIS Corp.	23,137	708
*	LifePoint Hospitals, Inc.	18,271	707
*	Immucor Inc.	24,180	676
*	Psychiatric Solutions, Inc.	17,966	651
*	Sunrise Senior Living, Inc.	16,100	644
*	Warner Chilcott Ltd.	34,701	628
*	MGI Pharma, Inc.	28,053	628
*	Magellan Health Services, Inc.	13,315	619
*	Varian, Inc.	11,030	605
*	Affymetrix, Inc.	24,194	602
	Medicis Pharmaceutical Corp.	19,692	601
*	Medarex, Inc.	41,451	592
*	BioMarin Pharmaceutical Inc.	32,800	588
	Brookdale Senior Living Inc.	12,771	582
*	Myriad Genetics, Inc.	15,247	567
*	Healthways, Inc.	11,813	560
	Chemed Corp.	8,400	557
	West Pharmaceutical Services, Inc.	11,800	556
*	Alexion Pharmaceuticals, Inc.	12,246	552
	Perrigo Co.	28,155	551
	Mentor Corp.	13,547	551
	Valeant Pharmaceuticals International	32,848	548
*	Alkermes, Inc.	35,414	517
*	Haemonetics Corp.	9,762	514
*	Onyx Pharmaceuticals, Inc.	19,048	512
*	United Therapeutics Corp.	8,000	510
*	Dionex Corp.	7,000	497
	Owens & Minor, Inc. Holding Co.	14,160	495
*	Bio-Rad Laboratories, Inc. Class A	6,500	491
*	Genesis Healthcare Corp.	6,932	474
*	Align Technology, Inc.	19,061	461
*	Theravance, Inc.	14,384	460
*	American Medical Systems Holdings, Inc.	25,142	454
*	^ HealthSouth Corp.	24,748	448
*	AMERIGROUP Corp.	18,626	443
*	PSS World Medical, Inc.	24,150	440
*	^ Allscripts Healthcare Solutions, Inc.	17,200	438
*	Adams Respiratory Therapeutics, Inc.	11,089	437

*	Apria Healthcare Group Inc.	15,177	437
*	Digene Corp.	7,025	422
	Alpharma, Inc. Class A	15,847	412
*	ArthroCare Corp.	9,238	406
*	Kindred Healthcare, Inc.	12,932	397
*	LifeCell Corp.	12,900	394
*	Cubist Pharmaceuticals, Inc.	19,706	388
*	Human Genome Sciences, Inc.	42,763	381
*	ViroPharma Inc.	27,631	381
*	PAREXEL International Corp.	8,600	362
*	Regeneron Pharmaceuticals, Inc.	19,784	355
	LCA-Vision Inc.	7,412	350
*	Exelixis, Inc.	28,205	341
*	Par Pharmaceutical Cos. Inc.	12,027	340
*	Applera Corp.–Celera Genomics Group	26,957	334
*	inVentiv Health, Inc.	9,015	330
	PolyMedica Corp.	7,900	323
*	Centene Corp.	14,900	319
*	The Medicines Co.	17,216	303
*	Integra LifeSciences Holdings	6,101	302
	Arrow International, Inc.	7,855	301
*	Nektar Therapeutics	31,675	301
*	Isis Pharmaceuticals, Inc.	30,800	298
*	Nuvasive, Inc.	10,900	294
	Analogic Corp.	4,000	294
*	DJ Orthopedics Inc.	7,100	293
*	Eclipsys Corp.	14,700	291
*	CONMED Corp.	9,740	285
*	Martek Biosciences Corp.	10,684	277
*	Greatbatch, Inc.	8,341	270
*	Advanced Magnetics, Inc.	4,633	269
*	HealthExtras, Inc.	9,100	269
*	K-V Pharmaceutical Co. Class A	9,833	268
*	Thoratec Corp.	14,562	268
*	Amedisys Inc.	7,334	266
*	Conceptus, Inc.	13,300	258
*	SurModics, Inc.	5,045	252
*	Sciele Pharma, Inc.	10,700	252
	Meridian Bioscience Inc.	11,508	249
*	Xenoport Inc.	5,500	244
*	The TriZetto Group, Inc.	12,611	244
*	Healthspring, Inc.	12,800	244
*	AmSurg Corp.	10,000	241
*	Quidel Corp.	13,600	239
*	Wright Medical Group, Inc.	9,800	236
*	Matria Healthcare, Inc.	7,781	236
*	Pharmion Corp.	8,100	234
*	InterMune Inc.	8,900	231
*	Palomar Medical Technologies, Inc.	6,600	229
*	Pozen Inc.	12,462	225
*	AMN Healthcare Services, Inc.	9,905	218

*	CV Therapeutics, Inc.	15,994	211
*	Halozyme Therapeutics Inc	22,700	210
*	Savient Pharmaceuticals Inc.	16,861	209
*	Noven Pharmaceuticals, Inc.	8,900	209
*	Cepheid, Inc.	14,122	206
*	Senomyx, Inc.	15,083	204
*	Abraxis Bioscience, Inc.	9,147	203
*	^ Dendreon Corp.	28,633	203
*	Neurocrine Biosciences, Inc.	17,734	199
*	Air Methods Corp.	5,400	198
*	Salix Pharmaceuticals, Ltd.	16,058	198
*	Cypress Bioscience, Inc.	14,877	197
*	^ Sirona Dental Systems Inc.	5,176	196
*	OraSure Technologies, Inc.	23,890	195
*	Abaxis, Inc.	9,300	194
*	HMS Holdings Corp.	10,133	194
*	^ Geron Corp.	27,080	191
*	Spectranetics Corp.	16,296	188
*	Cholestech Corp.	8,493	187
*	Orthofix International N.V.	4,101	184
*	eResearch Technology, Inc.	19,350	184
	Invacare Corp.	10,007	183
*	Tanox, Inc.	9,317	181
*	I-Flow Corp.	10,700	179
*	Omnicell, Inc.	8,400	175
*	Enzon Pharmaceuticals, Inc.	22,191	174
*	Pharmanet Development Group, Inc.	5,405	172
*	ICU Medical, Inc.	4,000	172
*	Pain Therapeutics, Inc.	19,700	172
*	Arena Pharmaceuticals, Inc.	15,408	169
*	Cross Country Healthcare, Inc.	9,900	165
	Datascope Corp.	4,294	164
*	XOMA Ltd.	53,200	162
*	Luminex Corp.	13,048	161
*	Zymogenetics, Inc.	10,975	160
*	ev3 Inc.	9,420	159
	Option Care, Inc.	10,278	158
*	Assisted Living Concepts Inc.	14,821	158
*	Indevus Pharmaceuticals, Inc.	23,343	157
*	Phase Forward Inc.	9,314	157
*	CryoLife Inc.	12,000	156
*	Vital Images, Inc.	5,700	155
*	Inspire Pharmaceuticals, Inc.	24,413	154
*	Odyssey Healthcare, Inc.	13,000	154
*	SonoSite, Inc.	4,900	154
*	Gentiva Health Services, Inc.	7,431	149
*	IRIS International, Inc.	8,800	148
*	Kendle International Inc.	4,000	147
*	Vivus, Inc.	27,914	146
*	Array BioPharma Inc.	12,385	145
*	^ MannKind Corp.	11,685	144

*	MedCath Corp.	4,499	143
	Vital Signs, Inc.	2,546	141
*	Enzo Biochem, Inc.	9,335	140
*	Angiodynamics Inc.	7,721	139
*	Molina Healthcare Inc.	4,518	138
*	Cyberonics, Inc.	8,100	136
*	Incyte Corp.	22,682	136
*	American Dental Partners, Inc.	5,200	135
	Ligand Pharmaceuticals Inc. Class B	19,600	135
*	Hanger Orthopedic Group, Inc.	12,335	133
*	Res-Care, Inc.	6,300	133
*	Emeritus Corp.	4,295	133
	Landauer, Inc.	2,700	133
*	Nabi Biopharmaceuticals	28,171	130
*	PRA International	5,102	129
*	Microtek Medical Holdings, Inc.	27,676	127
*	Akorn, Inc.	18,200	127
	Computer Programs and Systems, Inc.	4,100	127
*	Cardiac Science Corp.	11,556	127
*	ArQule, Inc.	17,801	125
*	Zoll Medical Corp.	5,600	125
*	Immunomedics Inc.	30,075	125
*	Bruker BioSciences Corp.	13,764	124
*	Symmetry Medical Inc.	7,700	123
*	^ Novavax, Inc.	41,922	122
*	Progenics Pharmaceuticals, Inc.	5,636	122
*	Anika Resh Inc.	8,000	122
*	Possis Medical Inc.	11,066	120
*	SuperGen, Inc.	21,500	120
*	Somanetics Corp.	6,483	119
*	America Service Group Inc.	6,943	117
*	Aastrom Biosciences, Inc.	83,800	112
*	CorVel Corp.	4,256	111
*	ARIAD Pharmaceuticals, Inc.	20,212	111
*	Lexicon Pharmaceuticals Inc.	34,536	111
*	Discovery Laboratories, Inc.	38,846	110
	Cambrex Corp.	8,272	110
*	Seattle Genetics, Inc.	11,186	110
*	Bradley Pharmaceuticals, Inc.	5,005	109
*	Albany Molecular Research, Inc.	7,311	109
*	^ StemCells, Inc.	46,900	108
*	Rochester Medical Corp.	7,086	106
*	Durect Corp.	27,641	106
*	Regeneration Technologies, Inc.	9,441	106
*	BioScrip Inc.	22,108	106
*	Foxhollow Technologies Inc.	4,949	105
*	^ Aspect Medical Systems, Inc.	6,996	105
*	Third Wave Technologies	17,618	103
*	Symbion, Inc.	4,741	103
*	Alnylam Pharmaceuticals Inc.	6,700	102
*	Pediatric Services of America	6,376	102

*	Keryx Biopharmaceuticals, Inc.	10,400	102
*	Dyax Corp.	23,597	99
*	Medivation Inc.	4,815	98
*	^ Nastech Pharmaceutical Co., Inc.	9,000	98
*	^ Momenta Pharmaceuticals, Inc.	9,700	98
*	Acadia Pharmaceuticals Inc.	7,140	98
*	Accelrys Inc.	15,507	98
*	Bentley Pharmaceuticals, Inc.	8,000	97
*	Sun Healthcare Group Inc.	6,700	97
*	Bio-Reference Laboratories, Inc.	3,544	97
*	Radiation Therapy Services, Inc.	3,663	96
*	Nuvelo, Inc.	35,253	96
*	Medical Action Industries Inc.	5,250	95
*	^ Telik, Inc.	27,883	94
*	Candela Corp.	8,123	94
*	^ BioLase Technology, Inc.	15,314	93
*	Matrixx Initiatives, Inc.	4,400	92
*	MWI Veterinary Supply Inc.	2,300	92
*	^ Peregrine Pharmaceuticals, Inc.	118,381	91
*	Kensey Nash Corp.	3,391	91
*	ADVENTRX Pharmaceuticals, Inc.	35,400	90
*	EPIX Pharmaceuticals Inc.	15,992	90
*	NPS Pharmaceuticals Inc.	21,546	89
	Psychemedics Corp.	4,200	86
*	^ Emageon Inc.	9,495	86
*	Orthovita, Inc.	28,416	85
*	Rural/Metro Corp.	14,870	85
*	Auxilium Pharmaceuticals, Inc.	5,200	83
*	Providence Service Corp.	3,100	83
*	DepoMed, Inc.	17,306	83
*	^ AVI BioPharma, Inc.	29,300	82
*	Anadys Pharmaceuticals Inc.	21,879	81
*	Volcano Corp.	4,000	81
*	Monogram Biosciences, Inc.	47,778	81
*	Lifecore Biomedical Inc.	5,083	81
*	ImmunoGen, Inc.	14,300	79
	National Healthcare Corp.	1,500	77
*	SONUS Pharmaceuticals, Inc.	14,615	77
*	^ Continucare Corp.	24,860	77
*	BioSphere Medical Inc.	10,860	77
*	Panacos Pharmaceuticals Inc.	23,595	76
*	ThermoGenesis Corp.	27,540	76
*	Penwest Pharmaceuticals Co.	6,050	75
*	SciClone Pharmaceuticals, Inc.	30,457	75
*	^ Columbia Laboratories Inc.	30,465	73
*	ABIOMED, Inc.	6,800	73
*	National Dentex Corp.	3,896	73
*	Vanda Parmaceuticals, Inc.	3,600	73
*	RehabCare Group, Inc.	5,032	72
*	E-Z-EM, Inc.	4,464	71
*	Amicas, Inc.	20,076	71

*	Neogen Corp.	2,468	71
*	Cerus Corp.	10,464	71
*	US Physical Therapy, Inc.	5,200	70
*	Merit Medical Systems, Inc.	5,839	70
*	Cutera, Inc.	2,800	70
*	Collagenex Pharmaceuticals, Inc.	5,592	69
*	Hooper Holmes, Inc.	20,200	68
*	Medical Staffing Network Holdings, Inc.	12,378	67
*	Encysive Pharmaceuticals, Inc.	37,850	67
*	Natus Medical Inc.	4,200	67
*	Rigel Pharmaceuticals, Inc.	7,489	67
*	Stereotaxis Inc.	5,106	67
*	GTx, Inc.	4,100	66
*	Omrix Biopharmaceuticals, Inc.	2,100	66
*	Maxygen Inc.	7,477	64
*	Merge Technologies, Inc.	9,681	63
*	Vical, Inc.	12,115	63
	Young Innovations, Inc.	2,100	61
*	Pharmacopeia Drug Discovery Inc.	11,027	61
*	Neose Technologies, Inc.	24,574	61
*	Metabolix Inc.	2,300	58
*	Santarus Inc.	11,122	58
*	^ Genitope Corp.	14,700	57
*	Acorda Therapeutics Inc.	3,300	56
*	EntreMed, Inc.	36,010	55
*	Emergency Medical Services LP Class A	1,400	55
*	^ Verenium Corp.	10,661	54
*	Immtech Pharmaceuticals Inc.	6,548	53
*	Neurogen Corp.	7,920	53
*	PDI, Inc.	5,100	52
*	Osteotech, Inc.	7,187	52
*	HealthTronics Surgical Services, Inc.	11,855	52
*	Sonic Innovations, Inc.	5,768	50
*	Adolor Corp.	13,600	50
*	VistaCare, Inc.	5,100	50
*	LHC Group Inc.	1,900	50
*	Theragenics Corp.	11,916	50
*	^ Vion Pharmaceuticals, Inc.	45,800	49
*	Cell Genesys, Inc.	14,765	49
*	Cantel Medical Corp.	2,800	48
*	^ Cell Therapeutics, Inc.	15,444	47
*	^ Sangamo BioSciences, Inc.	5,800	47
*	^ Hemispherx Biopharma, Inc.	35,200	46
*	^ Nighthawk Radiology Holdings, Inc.	2,572	46
*	BioCryst Pharmaceuticals, Inc.	6,000	46
*	Five Star Quality Care, Inc.	5,671	45
*	Alliance Imaging, Inc.	4,800	45
*	Dexcom Inc.	5,400	44
*	Titan Pharmaceuticals, Inc.	20,271	44
*	Idenix Pharmaceuticals Inc.	7,399	44
*	Strategic Diagnostics Inc.	9,612	43

*	Kosan Biosciences, Inc.	8,200	43
*	Emisphere Technologies, Inc.	8,800	43
*	Cytokinetics, Inc.	7,525	43
*	^ deCODE genetics, Inc.	11,373	42
*	NMT Medical, Inc.	3,531	42
*	Hi-Tech Pharmacal Co., Inc.	3,513	42
*	Avigen, Inc.	6,731	41
*	Hythiam Inc.	4,718	41
*	Ista Pharmaceuticals Inc.	5,337	39
*	Harvard Bioscience, Inc.	7,434	39
*	Caliper Life Sciences, Inc.	8,280	39
*	Trimeris, Inc.	5,404	37
*	Corcept Therapeutics Inc.	13,426	37
*	Allion Healthcare Inc.	6,100	36
*	La Jolla Pharmaceutical Co.	7,975	36
*	Nanogen, Inc.	26,400	36
*	Orchid Cellmark, Inc.	7,589	35
*	Allied Healthcare International Inc.	12,517	35
*	Renovis, Inc.	9,600	35
*	Micrus Endovascular Corp	1,400	34
*	Pharmacyclics, Inc.	12,630	34
*	Oscient Pharmaceuticals Corp.	7,381	34
*	AVANT Immunotherapeutics, Inc.	40,329	33
*	Altus Pharmaceuticals, Inc.	2,884	33
*	Genomic Health, Inc.	1,700	32
*	GenVec, Inc.	13,597	32
*	Javelin Pharmaceuticals, Inc.	5,076	31
*	Synovis Life Technologies, Inc.	2,095	30
*	CuraGen Corp.	15,252	30
*	ATS Medical, Inc.	14,726	30
*	Icad Inc.	7,000	29
*	Allos Therapeutics Inc.	6,548	29
*	Avanir Pharmaceuticals Class A	12,100	29
*	Orthologic Corp.	20,010	28
*	Bioenvision, Inc.	4,900	28
*	Exactech, Inc.	1,758	28
*	VNUS Medical Technologies, Inc.	2,100	28
*	^ AtheroGenics, Inc.	12,745	27
*	Oxigene, Inc.	6,748	27
*	Hollis-Eden Pharmaceuticals, Inc.	12,818	26
*	Tercica, Inc.	5,020	26
*	^ Antigenics, Inc.	8,912	25
*	Capital Senior Living Corp.	2,600	24
*	Minrad International, Inc.	4,100	24
*	Endologix, Inc.	5,400	24
*	National Medical Health Card Systems, Inc.	1,420	23
*	CardioDynamics International Corp.	33,415	22
*	MiddleBrook Pharmaceuticals Inc.	8,570	22
*	Threshold Pharmaceuticals, Inc.	18,028	22
*	Poniard Pharmaceuticals, Inc.	3,173	22
*	Genta Inc.	72,330	21

*	Exact Sciences Corp.	7,166	21
*	Bioject Medical Technologies Inc.	12,286	21
*	TorreyPines Therapeutics Inc.	2,925	20
*	Cytrx Corp.	6,500	20
*	SRI/Surgical Express, Inc.	3,833	20
*	Sequenom, Inc.	4,340	20
*	Q-Med, Inc.	4,728	18
*	Insite Vision, Inc.	12,200	18
*	Zila, Inc.	13,147	18
*	Cynosure Inc.	500	18
*	Insmed Inc.	22,150	18
*	Curis, Inc.	15,270	18
*	Dynavax Technologies Corp.	4,263	18
*	NitroMed, Inc.	8,000	18
*	RadNet, Inc.	1,779	17
*	NxStage Medical, Inc.	1,300	17
*	Infinity Pharmaceuticals, Inc.	1,525	17
*	Barrier Therapeutics Inc.	2,500	16
*	GTC Biotherapeutics, Inc.	13,981	16
*	Gene Logic Inc.	11,200	15
*	Fonar Corp.	3,106	15
*	SCOLR Pharma Inc.	6,600	15
*	Genaera Corp.	4,494	13
*	Genelabs Technologies, Inc.	5,200	12
*	NationsHealth, Inc.	7,744	12
*	CYTOGEN Corp.	5,875	11
*	Northfield Laboratories, Inc.	7,900	11
*	Biomimetic Therapeutics, Inc.	700	11
*	^ Hana Biosciences, Inc.	6,238	10
*	Nutraceutical International Corp.	600	10
	Neurometrix Inc.	1,000	10
*	Neurobiological Technologies, Inc.	5,433	10
*	Lipid Sciences, Inc.	5,949	10
*	NeoPharm, Inc.	8,114	9
*	IVAX Diagnostics, Inc.	8,700	9
*	STAAR Surgical Co.	2,100	8
*	Combinatorx, Inc.	1,300	8
*	Repligen Corp.	2,000	8
*	Introgen Therapeutics, Inc.	2,000	7
*	DUSA Pharmaceuticals, Inc.	2,300	7
*	Ciphergen Biosystems, Inc.	7,237	7
*	Anesiva, Inc.	1,135	7
*	Alexza Pharmaceuticals, Inc.	800	7
*	Critical Therapeutics, Inc.	3,000	7
*	Proxymed Pharmacy, Inc.	2,846	7
*	^ Targeted Genetics Corp.	2,245	6
*	Micromet, Inc.	2,674	6
*	Northstar Neuroscience, Inc.	500	6
*	Digirad Corp.	1,200	5
*	Osiris Therapeutics, Inc.	358	5
*	Matritech Inc.	13,900	5
*	Epicept Corp.	1,913	4
*	Coley Pharmaceutical Group	1,100	4
*	Mediware Information Systems, Inc.	500	4
*	Palatin Technologies, Inc.	1,600	3
*	Clarient, Inc.	1,490	3
*	Novoste Corp.	1,144	3
*	Hansen Medical Inc.	121	2
*	Dialysis Corp. of America	200	2
*	Pharmos Corp.	1,320	2
*	Inhibitex Inc.	1,400	2
*	Alteon, Inc.	19,000	2
*	Immunicon Corp.	800	2
*	Biopure Corp. Class A	1,450	1
*	Novamed, Inc.	200	1
*	ViaCell, Inc.	200	1
*	Vasomedical, Inc.	6,557	1
*	North American Scientific, Inc.	500	0
*	Affymax Inc.	14	0
*	Aphton Corp.	12,609	0
			678,221
Industrials (7.1%)
	General Electric Co.	3,569,964	136,658
	The Boeing Co.	260,242	25,025
	United Technologies Corp.	327,958	23,262
	Tyco International Ltd.	686,051	23,182
	3M Co.	241,970	21,001
	Caterpillar, Inc.	224,133	17,550
	United Parcel Service, Inc.	231,096	16,870
	Honeywell International Inc.	263,780	14,846
	Emerson Electric Co.	276,916	12,960
	Lockheed Martin Corp.	124,612	11,730
	FedEx Corp.	101,260	11,237
	Burlington Northern Santa Fe Corp.	124,615	10,610
	Union Pacific Corp.	89,271	10,280
	Deere & Co.	79,185	9,561
	General Dynamics Corp.	119,701	9,363
	Illinois Tool Works, Inc.	165,960	8,993
	Northrop Grumman Corp.	115,158	8,967
	Raytheon Co.	156,018	8,408

	Norfolk Southern Corp.	137,815	7,245
	Waste Management, Inc.	185,009	7,225
	PACCAR, Inc.	81,840	7,123
	CSX Corp.	152,504	6,875
	Danaher Corp.	86,436	6,526
	Ingersoll-Rand Co.	106,405	5,833
	Precision Castparts Corp.	47,626	5,780
	Eaton Corp.	52,039	4,840
	Textron, Inc.	39,594	4,360
	L-3 Communications Holdings, Inc.	43,621	4,248
	ITT Industries, Inc.	61,482	4,198
	Rockwell Collins, Inc.	58,609	4,140
	Southwest Airlines Co.	273,714	4,081
	Parker Hannifin Corp.	40,516	3,967
	Masco Corp.	138,378	3,940
	Rockwell Automation, Inc.	55,143	3,829
	American Standard Cos., Inc.	62,910	3,710
	Dover Corp.	72,042	3,685
	Cooper Industries, Inc. Class A	64,138	3,662
	Pitney Bowes, Inc.	77,741	3,640
	Cummins Inc.	34,550	3,497
	Fluor Corp.	31,010	3,454
	R.R. Donnelley & Sons Co.	76,406	3,324
*	McDermott International, Inc.	38,600	3,208
	Expeditors International of Washington, Inc.	75,182	3,105
	C.H. Robinson Worldwide Inc.	57,967	3,044
*	Terex Corp.	35,800	2,911
	Manpower Inc.	29,736	2,743
*	Foster Wheeler Ltd.	24,376	2,608
	Goodrich Corp.	41,925	2,497
	Joy Global Inc.	41,575	2,425
*	Jacobs Engineering Group Inc.	41,240	2,372
	W.W. Grainger, Inc.	24,743	2,302
	Equifax, Inc.	51,603	2,292
	The Dun & Bradstreet Corp.	21,526	2,217
*	AMR Corp.	83,676	2,205
	Avery Dennison Corp.	32,999	2,194
	Republic Services, Inc. Class A	68,562	2,101
	Robert Half International, Inc.	55,815	2,037
	Pall Corp.	42,900	1,973
	Fastenal Co.	45,446	1,902
	Cintas Corp.	48,147	1,898
	SPX Corp.	20,248	1,778
	Roper Industries Inc.	30,822	1,760
	The Manitowoc Co., Inc.	21,774	1,750
*	Monster Worldwide Inc.	41,403	1,702
	Oshkosh Truck Corp.	26,168	1,646
*	UAL Corp.	39,202	1,591
*	Allied Waste Industries, Inc.	116,775	1,572
*	KBR Inc.	59,100	1,550
	Harsco Corp.	29,446	1,531
	Ametek, Inc.	37,569	1,491
	Flowserve Corp.	20,640	1,478
*	AGCO Corp.	32,303	1,402
*	General Cable Corp.	18,252	1,383
*	Corrections Corp. of America	21,461	1,354
*	Hertz Global Holdings Inc.	50,400	1,339
*	BE Aerospace, Inc.	32,242	1,332

*	Stericycle, Inc.	29,762	1,323
*	Shaw Group, Inc.	28,406	1,315
*	USG Corp.	26,100	1,280
	Pentair, Inc.	33,160	1,279
*	Quanta Services, Inc.	41,128	1,261
*	Spirit Aerosystems Holdings Inc.	34,810	1,255
	Trinity Industries, Inc.	28,388	1,236
*	Thomas & Betts Corp.	21,132	1,226
*	ChoicePoint Inc.	27,964	1,187
*	Alliant Techsystems, Inc.	11,520	1,142
	Ryder System, Inc.	21,200	1,141
	Kennametal, Inc.	13,641	1,119
	IDEX Corp.	28,353	1,093
*	Continental Airlines, Inc. Class B	31,989	1,083
*	Covanta Holding Corp.	43,353	1,069
	The Brink’s Co.	17,256	1,068
*	WESCO International, Inc.	17,450	1,055
*	Armor Holdings, Inc.	11,900	1,034
	J.B. Hunt Transport Services, Inc.	35,040	1,027
	Teleflex Inc.	12,439	1,017
	Carlisle Co., Inc.	21,812	1,014
*	Avis Budget Group, Inc.	35,593	1,012
*	Kansas City Southern	26,950	1,012
	Hubbell Inc. Class B	18,349	995
	Landstar System, Inc.	20,375	983
	The Timken Co.	26,795	968
	Laidlaw International Inc.	27,756	959
	Lincoln Electric Holdings, Inc.	12,900	958
	Florida East Coast Industries, Inc. Class A	11,472	952
	Graco, Inc.	23,491	946
	MSC Industrial Direct Co., Inc. Class A	17,154	943
	Acuity Brands, Inc.	15,512	935
*	Owens Corning Inc.	27,397	921
	Bucyrus International, Inc.	12,975	918
	GATX Corp.	18,301	901
	Donaldson Co., Inc.	25,177	895
*	URS Corp.	18,321	889
	The Corporate Executive Board Co.	13,645	886
*	US Airways Group Inc.	28,860	874
	Belden CDT Inc.	15,725	870
*	Washington Group International, Inc.	10,700	856
*	United Rentals, Inc.	26,064	848
	Con-way, Inc.	16,851	847
	The Toro Co.	14,000	824
*	EMCOR Group, Inc.	11,300	824
	DRS Technologies, Inc.	14,304	819
*	Gardner Denver Inc.	18,692	795
	Crane Co.	17,247	784
*	Copart, Inc.	25,624	784
	Alexander & Baldwin, Inc.	14,579	774
	Granite Construction Co.	11,977	769
	Watson Wyatt & Co. Holdings	15,200	767
*	YRC Worldwide, Inc.	20,350	749
	Deluxe Corp.	18,337	745
	Herman Miller, Inc.	23,187	733
*	Waste Connections, Inc.	24,150	730
	IKON Office Solutions, Inc.	46,280	722

*	United Stationers, Inc.	10,819	721
	Baldor Electric Co.	14,519	715
*	Hexcel Corp.	33,500	706
*	Genlyte Group, Inc.	8,968	704
*	First Solar, Inc.	7,786	695
	Lennox International Inc.	20,205	692
	CLARCOR Inc.	18,300	685
*	Armstrong Worldwide Industries, Inc.	13,378	671
*	Ceradyne, Inc.	9,046	669
	Curtiss-Wright Corp.	14,168	660
	HNI Corp.	15,335	629
	Brady Corp. Class A	16,912	628
*	^ JetBlue Airways Corp.	52,751	620
	Actuant Corp.	9,680	610
*	Kirby Corp.	15,900	610
	Wabtec Corp.	16,614	607
	Macquarie Infrastructure Company LLC	14,500	601
*	PHH Corp.	19,247	601
*	GrafTech International Ltd.	35,598	599
	Woodward Governor Co.	11,000	590
*	American Commercial Lines Inc.	21,822	568
*	FTI Consulting, Inc.	14,880	566
*	Moog Inc.	12,825	566
*	IHS Inc. Class A	12,097	556
	UTI Worldwide, Inc.	20,700	555
	UAP Holding Corp.	18,284	551
	Briggs & Stratton Corp.	17,296	546
*	Resources Connection, Inc.	16,300	541
*	EGL, Inc.	11,627	540
*	Teledyne Technologies, Inc.	11,711	538
	Kaydon Corp.	9,988	521
	Nordson Corp.	10,364	520
	Skywest, Inc.	21,400	510
*	Geo Group Inc.	17,300	503
*	Infrasource Services Inc.	13,400	497
	Regal-Beloit Corp.	10,400	484
	Watsco, Inc.	8,700	473
	^ Mine Safety Appliances Co.	10,602	464
	Simpson Manufacturing Co.	13,700	462
	Mueller Water Products, Inc.	30,673	460
	Applied Industrial Technology, Inc.	15,589	460
	Mueller Industries Inc.	13,029	449
*	Teletech Holdings Inc.	13,797	448
*	Orbital Sciences Corp.	21,300	448
*	Labor Ready, Inc.	19,304	446
	Walter Industries, Inc.	15,315	444
	Valmont Industries, Inc.	6,057	441
*	Hub Group, Inc.	12,426	437
*	Perini Corp.	7,000	431
*	AAR Corp.	13,000	429
*	Cenveo Inc.	18,501	429
*	Energy Conversion Devices, Inc.	13,906	429
*	Tetra Tech, Inc.	19,538	421
*	Acco Brands Corp.	18,208	420
*	Esterline Technologies Corp.	8,500	411
	Knight Transportation, Inc.	20,965	406
	Watts Water Technologies, Inc.	10,711	401

	Werner Enterprises, Inc.	19,877	401
*	Alaska Air Group, Inc.	14,278	398
*	Genesee & Wyoming Inc. Class A	13,175	393
	ABM Industries Inc.	15,100	390
	Steelcase Inc.	20,026	370
	Forward Air Corp.	10,853	370
	Heartland Express, Inc.	22,518	367
	Barnes Group, Inc.	11,504	364
*	NCI Building Systems, Inc.	7,200	355
*	AirTran Holdings, Inc.	32,300	353
*	Huron Consulting Group Inc.	4,765	348
*	Dollar Thrifty Automotive Group, Inc.	8,500	347
*	M&F Worldwide Corp.	5,100	340
*	Heidrick & Struggles International, Inc.	6,600	338
	Interface, Inc.	17,743	335
*	ESCO Technologies Inc.	9,200	334
	Arkansas Best Corp.	8,500	331
*	Korn/Ferry International	12,600	331
	Albany International Corp.	8,122	328
*	The Advisory Board Co.	5,891	327
	Apogee Enterprises, Inc.	11,700	325
	Ameron International Corp.	3,600	325
	Triumph Group, Inc.	4,906	321
	Cascade Corp.	4,000	314
	Pacer International, Inc.	13,300	313
*	Mobile Mini, Inc.	10,500	307
	Viad Corp.	7,247	306
*	American Reprographics Co.	9,757	300
*	^ Taser International Inc.	21,500	300
*	CoStar Group, Inc.	5,617	297
	Eagle Bulk Shipping Inc.	13,133	294
	NACCO Industries, Inc. Class A	1,891	294
*	Old Dominion Freight Line, Inc.	9,750	294
*	EnPro Industries, Inc.	6,719	288
*	Fuel-Tech N.V.	8,300	284
*	Consolidated Graphics, Inc.	4,100	284
*	RBC Bearings Inc.	6,677	275
	Franklin Electric, Inc.	5,800	274
*	Navigant Consulting, Inc.	14,478	269
*	TransDigm Group, Inc.	6,600	267
*	Columbus McKinnon Corp.	8,237	265
*	Astec Industries, Inc.	6,278	265
*	Interline Brands, Inc.	10,104	264
	Healthcare Services Group, Inc.	8,828	260
	Comfort Systems USA, Inc.	18,300	259
*	Amerco, Inc.	3,428	259
	Horizon Lines Inc.	7,900	259
	G & K Services, Inc. Class A	6,539	258
	Administaff, Inc.	7,700	258
	Aircastle Ltd.	6,426	256
	Knoll, Inc.	11,400	255
	Kaman Corp. Class A	8,151	254
*	The Middleby Corp.	4,202	251
	Genco Shipping and Trading Ltd.	6,091	251
*	Republic Airways Holdings Inc.	12,314	251
	A.O. Smith Corp.	6,245	249
*	Atlas Air Worldwide Holdings, Inc.	4,200	248

*	Kforce Inc.	15,451	247
*	Spherion Corp.	25,899	243
*	Clean Harbors Inc.	4,875	241
	United Industrial Corp.	4,000	240
	Universal Forest Products, Inc.	5,619	237
*	School Specialty, Inc.	6,699	237
*	^ Beacon Roofing Supply, Inc.	13,950	237
*	Griffon Corp.	10,641	232
	Rollins, Inc.	10,100	230
	McGrath RentCorp	6,800	229
	Federal Signal Corp.	14,353	228
*	Superior Essex Inc.	5,900	220
*	II-VI, Inc.	8,100	220
*	Hudson Highland Group, Inc.	10,230	219
	Bowne & Co., Inc.	11,100	217
*	Accuride Corp.	13,622	210
*	Kadant Inc.	6,710	209
*	^ Evergreen Solar, Inc.	22,400	208
	Robbins & Myers, Inc.	3,900	207
	Raven Industries, Inc.	5,700	204
	^ Encore Wire Corp.	6,850	202
	Kelly Services, Inc. Class A	7,300	200
	Lindsay Manufacturing Co.	4,350	193
*	GenCorp, Inc.	14,700	192
	Freightcar America Inc.	4,015	192
*	Insituform Technologies Inc. Class A	8,800	192
	Tennant Co.	5,200	190
	HEICO Corp.	4,500	189
	Tredegar Corp.	8,855	189
	Wabash National Corp.	12,850	188
	EDO Corp.	5,700	187
	CIRCOR International, Inc.	4,600	186
	Cubic Corp.	6,000	181
*	Layne Christensen Co.	4,408	181
*	COMSYS IT Partners Inc.	7,856	179
*	CRA International Inc.	3,678	177
*	Chart Industries, Inc.	6,217	177
*	Kenexa Corp.	4,673	176
*	Goodman Global, Inc.	7,916	176
*	Flow International Corp.	13,600	171
*	Sequa Corp. Class A	1,530	171
	Gorman-Rupp Co.	5,362	171
*	Williams Scotsman International Inc.	7,129	170
*	Blount International, Inc.	12,937	169
*	H&E Equipment Services, Inc.	5,693	158
*	Furmanite Corp.	20,397	158
*	^ Medis Technology Ltd.	10,700	157
	Ampco-Pittsburgh Corp.	3,900	156
*	Ladish Co., Inc.	3,600	155
	^ The Greenbrier Cos., Inc.	5,100	154
*	CBIZ Inc.	20,923	154
*	NuCo2, Inc.	5,900	151
	Ennis, Inc.	6,409	151
	Quintana Maritime Ltd.	9,425	149
*	American Science & Engineering, Inc.	2,600	148
*	^ American Superconductor Corp.	7,608	147
	Titan International, Inc.	4,600	145

*	Lydall, Inc.	9,942	145
	CDI Corp.	4,500	145
	American Woodmark Corp.	4,185	145
*	^ FuelCell Energy, Inc.	17,818	141
*	Lamson & Sessions Co.	5,300	141
*	DynCorp International Inc. Class A	6,349	140
*	Pinnacle Airlines Corp.	7,373	138
*	Saia, Inc.	5,051	138
*	Cornell Cos., Inc.	5,600	138
*	^ A.S.V., Inc.	7,810	135
*	Miller Industries, Inc.	5,346	134
*	Innovative Solutions and Support, Inc.	5,724	133
*	TRC Cos., Inc.	8,800	131
	Diamond Management and Technology
	Consultants,Inc.	9,876	130
*	Waste Services, Inc.	10,673	130
*	3D Systems Corp.	5,204	129
*	First Consulting Group, Inc.	13,295	126
*	Pike Electric Corp.	5,510	123
	Electro Rent Corp.	8,350	121
	AAON, Inc.	3,787	121
	Angelica Corp.	5,700	120
*	Park-Ohio Holdings Corp.	4,400	120
*	Celadon Group Inc.	7,425	118
	Standex International Corp.	4,100	117
*	Volt Information Sciences Inc.	6,300	116
*	^ Microvision, Inc.	23,195	116
*	GP Strategies Corp.	10,600	115
	^ Mueller Water Products, Inc. Class A	6,601	113
*	Commercial Vehicle Group Inc.	6,012	112
*	Marten Transport, Ltd.	6,150	111
	LSI Industries Inc.	6,007	108
*	ABX Air, Inc.	13,274	107
*	Houston Wire & Cable Co.	3,700	105
*	Perma-Fix Environmental Services, Inc.	33,958	104
	TAL International Group, Inc.	3,490	104
	Alamo Group, Inc.	4,100	103
*	Argon ST, Inc.	4,395	102
	Vicor Corp.	7,479	99
*	Odyssey Marine Exploration, Inc.	16,364	98
	^ Badger Meter, Inc.	3,400	96
*	Huttig Building Products, Inc.	12,622	96
	HEICO Corp. Class A	2,704	95
*	Power-One, Inc.	23,556	94
	Dynamic Materials Corp.	2,500	94
*	EnerSys	5,093	93
*	Gehl Co.	3,050	93
*	^ TurboChef Technologies, Inc.	6,600	92
	Bluelinx Holdings Inc.	8,700	91
*	Herley Industries Inc.	5,565	91
*	On Assignment, Inc.	8,300	89
*	Team, Inc.	1,968	89
*	^ Ionatron Inc.	22,681	88
*	WCA Waste Corp.	9,763	87
*	Mesa Air Group Inc.	13,000	86
	American Railcar Industries, Inc.	2,200	86
	Met-Pro Corp.	5,450	86

*	Exponent, Inc.	3,816	85
*	Allegiant Travel Co.	2,751	85
*	Willis Lease Finance Corp.	7,189	84
*	ICT Group, Inc.	4,456	83
	Lawson Products, Inc.	2,138	83
	Schawk, Inc.	4,100	82
*	Casella Waste Systems, Inc.	7,481	81
*	Powell Industries, Inc.	2,532	80
	Quixote Corp.	4,266	80
*	MTC Technologies, Inc.	3,242	80
*	Mac-Gray Corp.	5,200	80
*	^ Innerworkings, Inc.	4,929	79
*	Intersections Inc.	7,870	79
*	ExpressJet Holdings, Inc.	13,050	78
*	Rush Enterprises, Inc. Class A	3,500	76
*	Learning Tree International, Inc.	5,781	76
*	LECG Corp.	4,969	75
*	^ Trex Co., Inc.	3,800	75
*	AZZ Inc.	2,200	74
	Todd Shipyards Corp.	3,576	74
*	Magnatek, Inc.	14,300	74
	Multi-Color Corp.	1,858	73
*	Quality Distribution Inc.	6,326	71
*	GeoEye Inc.	3,168	69
	Hardinge, Inc.	2,000	68
*	^ Plug Power, Inc.	21,588	68
	Applied Signal Technology, Inc.	4,300	67
*	P.A.M. Transportation Services, Inc.	3,663	67
*	Dynamex Inc.	2,600	66
*	Frontier Airlines Holdings, Inc.	11,700	66
*	Capstone Turbine Corp.	58,976	64
*	Midwest Air Group Inc.	4,200	63
	American Ecology Corp.	2,900	62
*	Taleo Corp. Class A	2,700	61
	Sun Hydraulics Corp.	1,200	59
	The Standard Register Co.	5,176	59
*	PeopleSupport Inc.	5,100	58
	Twin Disc, Inc.	800	58
*	Active Power, Inc.	31,013	55
*	Covenant Transport, Inc.	4,806	55
	Insteel Industries, Inc.	3,000	54
*	Tecumseh Products Co. Class A	3,423	54
*	^ Valence Technology Inc.	48,135	53
*	Sirva Inc.	25,800	51
*	Ultralife Batteries, Inc.	4,600	48
	Frozen Food Express Industries, Inc.	4,700	48
	Aceto Corp.	5,107	47
	Barrett Business Services, Inc.	1,800	46
*	Builders FirstSource, Inc.	2,869	46
*	C & D Technologies, Inc.	8,100	45
*	Ducommun, Inc.	1,700	44
*	USA Truck, Inc.	2,600	43
*	U.S. Xpress Enterprises, Inc.	2,100	39
*	LMI Aerospace, Inc.	1,500	36
*	Hurco Cos., Inc.	700	35
*	Paragon Technologies, Inc.	5,095	34
*	Integrated Electrical Services, Inc.	1,000	33

*	Milacron Inc.	3,657	32
*	Sterling Construction Co., Inc.	1,500	32
*	SL Industries, Inc.	1,700	30
*	La Barge, Inc.	2,400	29
*	MAIR Holdings, Inc.	4,441	29
*	International Shipholding Corp.	1,442	29
*	Distributed Energy Systems Corp.	21,500	28
	Waste Industries USA, Inc.	800	27
*	PRG-Schultz International, Inc.	1,681	27
*	Spherix Inc.	11,116	26
*	L.B. Foster Co. Class A	900	26
	CompX International Inc.	1,394	26
	L.S. Starrett Co. Class A	1,300	24
*	Michael Baker Corp.	600	22
*	K-Tron International, Inc	200	20
*	APAC Teleservices, Inc.	8,134	20
*	Raytheon Co. Warrants Exp. 6/16/11	1,046	19
*	Nashua Corp.	1,786	19
*	TBS International Ltd.	600	17
	Sypris Solutions, Inc.	2,100	17
*	Rush Enterprises, Inc. Class B	766	16
	Omega Flex Inc.	810	16
*	Protection One, Inc.	1,024	15
*	Arotech Corp.	4,507	15
*	Tecumseh Products Co. Class B	1,000	15
*	Flanders Corp.	1,900	15
*	Innotrac Corp.	5,748	14
*	Hawaiian Holdings, Inc.	3,300	12
*	Universal Truckload Services, Inc.	600	12
*	Arrowhead Research Corp	2,300	12
	AMREP Corp.	200	10
*	Altra Holdings Inc.	500	9
*	The Allied Defense Group, Inc.	1,100	8
*	Modtech Holdings, Inc.	2,900	8
*	Catalytica Energy Systems, Inc.	6,204	7
*	First Advantage Corp. Class A	317	7
*	Aerosonic Corp.	730	6
*	Millennium Cell Inc.	8,288	6
	Xerium Technologies Inc.	700	5
*	Axsys Technologies, Inc.	200	4
*	Standard Parking Corp.	100	4
*	TRM Corp.	2,200	3
*	UQM Technologies, Inc.	600	3
	Preformed Line Products Co.	23	1
*	Electro Energy, Inc.	600	1
*	BMC Industries, Inc.	29,237	0
*	DT Industries, Inc.	7,000	0
			685,552
Information Technology (9.5%)
	Microsoft Corp.	3,059,554	90,165
*	Cisco Systems, Inc.	2,096,835	58,397
	International Business Machines Corp.	522,659	55,010
	Intel Corp.	2,002,107	47,570
	Hewlett-Packard Co.	937,493	41,831
*	Google Inc.	77,545	40,586
*	Apple Computer, Inc.	299,170	36,511
*	Oracle Corp.	1,439,193	28,366

	QUALCOMM Inc.	575,088	24,953
*	Dell Inc.	709,728	20,263
	Texas Instruments, Inc.	515,060	19,382
	Motorola, Inc.	839,225	14,854
*	Corning, Inc.	544,888	13,922
*	EMC Corp.	764,505	13,838
*	eBay Inc.	387,123	12,458
*	Yahoo Inc.	423,833	11,499
	Applied Materials, Inc.	484,341	9,624
	Automatic Data Processing, Inc.	190,994	9,257
	Accenture Ltd.	205,066	8,795
	First Data Corp.	263,044	8,594
*	Adobe Systems, Inc.	204,706	8,219
*	Sun Microsystems, Inc.	1,258,085	6,618
*	Symantec Corp.	323,017	6,525
*	Xerox Corp.	331,416	6,125
	Western Union Co.	269,044	5,604
*	Agilent Technologies, Inc.	142,002	5,459
*	Electronic Arts Inc.	108,245	5,122
	Electronic Data Systems Corp.	181,263	5,026
*	NVIDIA Corp.	118,385	4,890
*	Broadcom Corp.	164,518	4,812
*	Juniper Networks, Inc.	187,814	4,727
	Paychex, Inc.	120,034	4,696
	Analog Devices, Inc.	116,591	4,388
	Seagate Technology	191,254	4,164
	MasterCard, Inc. Class A	23,900	3,964
	KLA-Tencor Corp.	70,137	3,854
	CA, Inc.	148,423	3,834
*	SanDisk Corp.	78,058	3,820
*	Autodesk, Inc.	81,117	3,819
*	Network Appliance, Inc.	130,483	3,810
*	MEMC Electronic Materials, Inc.	62,182	3,801
	Linear Technology Corp.	104,884	3,795
	Maxim Integrated Products, Inc.	112,344	3,753
*	Cognizant Technology Solutions Corp.	49,954	3,751
	Fidelity National Information Services, Inc.	65,854	3,575
*	Computer Sciences Corp.	60,133	3,557
*	Intuit, Inc.	114,060	3,431
*	Micron Technology, Inc.	266,347	3,337
*	NCR Corp.	62,471	3,282
*	Fiserv, Inc.	57,074	3,242
*	Marvell Technology Group Ltd.	173,500	3,159
	National Semiconductor Corp.	110,615	3,127
	Xilinx, Inc.	115,123	3,082
	Microchip Technology, Inc.	76,057	2,817
*	Advanced Micro Devices, Inc.	193,933	2,773
	Altera Corp.	123,760	2,739
*	VeriSign, Inc.	85,813	2,723
*	Avaya Inc.	158,369	2,667
	Harris Corp.	47,490	2,591
*	Akamai Technologies, Inc.	53,137	2,585
*	LAM Research Corp.	49,951	2,567
*	Flextronics International Ltd.	213,674	2,308
*	BMC Software, Inc.	72,451	2,195
	Amphenol Corp.	61,268	2,184
*	Cadence Design Systems, Inc.	98,033	2,153

*	Citrix Systems, Inc.	63,360	2,133
*	Avnet, Inc.	51,676	2,048
*	LSI Corp.	271,412	2,038
*	McAfee Inc.	56,542	1,990
*	CDW Corp.	22,106	1,878
*	Alliance Data Systems Corp.	23,971	1,852
*	Activision, Inc.	98,956	1,848
*	Affiliated Computer Services, Inc. Class A	32,037	1,817
*	BEA Systems, Inc.	131,808	1,804
*	Iron Mountain, Inc.	65,959	1,724
*	Ceridian Corp.	49,199	1,722
*	Lexmark International, Inc.	34,325	1,693
*	Arrow Electronics, Inc.	43,347	1,666
*	aQuantive, Inc.	25,800	1,646
*	Tellabs, Inc.	147,069	1,582
	Intersil Corp.	49,078	1,544
*	Western Digital Corp.	78,285	1,515
*	NAVTEQ Corp.	34,830	1,475
*	DST Systems, Inc.	18,557	1,470
	Molex, Inc.	48,516	1,456
*	Red Hat, Inc.	64,127	1,429
	Jabil Circuit, Inc.	63,766	1,407
*	salesforce.com, Inc.	31,700	1,359
*	Compuware Corp.	113,315	1,344
*	Trimble Navigation Ltd.	41,538	1,338
*	Synopsys, Inc.	49,896	1,319
*	Mettler-Toledo International Inc.	13,737	1,312
*	Novellus Systems, Inc.	43,872	1,245
*	CommScope, Inc.	21,196	1,237
	Diebold, Inc.	23,152	1,209
*	Hewitt Associates, Inc.	37,404	1,197
*	Cypress Semiconductor Corp.	51,103	1,190
*	Solectron Corp.	322,738	1,188
*	Convergys Corp.	48,869	1,185
*	Varian Semiconductor Equipment Associates, Inc.	29,365	1,176
*	Teradyne, Inc.	66,619	1,171
*	F5 Networks, Inc.	14,483	1,167
	Global Payments Inc.	28,398	1,126
*	Unisys Corp.	122,006	1,115
*	ON Semiconductor Corp.	102,153	1,095
*	Brocade Communications Systems, Inc.	139,211	1,089
*	Ciena Corp.	30,094	1,087
*	Ingram Micro, Inc. Class A	49,962	1,085
*	Integrated Device Technology Inc.	70,716	1,080
	FactSet Research Systems Inc.	15,639	1,069
*	Polycom, Inc.	31,539	1,060
*	CheckFree Corp.	26,344	1,059
*	ValueClick, Inc.	34,790	1,025
*	FLIR Systems, Inc.	21,800	1,008
	Tektronix, Inc.	29,571	998
*	JDS Uniphase Corp.	71,833	965
*	International Rectifier Corp.	25,529	951
*	Vishay Intertechnology, Inc.	60,063	950
*	Novell, Inc.	120,487	939
	Broadridge Financial Solutions LLC	48,548	928
*	QLogic Corp.	55,660	927
*	Zebra Technologies Corp. Class A	23,706	918

	Fair Isaac, Inc.	22,247	893
*	Anixter International Inc.	11,842	891
*	Atmel Corp.	154,547	859
*	Parametric Technology Corp.	39,468	853
*	Fairchild Semiconductor International, Inc.	43,786	846
	MoneyGram International, Inc.	29,790	833
*	Foundry Networks, Inc.	49,071	818
*	Andrew Corp.	56,559	817
*	Sybase, Inc.	32,418	774
*	MICROS Systems, Inc.	14,100	767
*	ADC Telecommunications, Inc.	41,825	767
*	Equinix, Inc.	8,372	766
*	SINA.com	18,118	758
*	Tech Data Corp.	19,659	756
*	Nuance Communications, Inc.	43,983	736
*	Sonus Networks, Inc.	85,923	732
*	Itron, Inc.	9,200	717
*	^ Cree, Inc.	27,566	713
*	THQ Inc.	22,982	701
	Jack Henry & Associates Inc.	26,996	695
*	ANSYS, Inc.	26,200	694
	Acxiom Corp.	25,867	684
*	Arris Group Inc.	38,400	675
*	Tessera Technologies, Inc.	16,581	672
*	Emulex Corp.	30,659	670
*	Digital River, Inc.	14,308	647
	National Instruments Corp.	19,828	646
*	Harris Stratex Networks, Inc. Class A	35,037	630
*	VeriFone Holdings, Inc.	17,356	612
*	Microsemi Corp.	25,404	608
*	TIBCO Software Inc.	67,184	608
*	FormFactor Inc.	15,800	605
*	Amkor Technology, Inc.	38,361	604
*	Gartner, Inc. Class A	24,503	603
*	Interdigital Communications Corp.	18,545	597
	ADTRAN Inc.	22,941	596
*	Sanmina-SCI Corp.	188,122	589
*	eFunds Corp.	16,675	588
*	Silicon Laboratories Inc.	16,992	588
*	Dolby Laboratories Inc.	16,556	586
*	j2 Global Communications, Inc.	16,708	583
*	Electronics for Imaging, Inc.	20,660	583
*	3Com Corp.	140,515	580
*	Benchmark Electronics, Inc.	25,615	579
*	Atheros Communications, Inc.	18,655	575
*	PMC Sierra Inc.	74,300	574
*	Macrovision Corp.	19,100	574
*	Rambus Inc.	31,253	562
*	Perot Systems Corp.	32,000	545
*	Palm, Inc.	33,302	533
*	CACI International, Inc.	10,900	532
*	Cymer, Inc.	12,941	520
*	^ Take-Two Interactive Software, Inc.	25,700	513
*	BISYS Group, Inc.	42,789	506
*	Semtech Corp.	29,193	506
*	Avid Technology, Inc.	14,206	502
*	Wright Express Corp.	14,574	499

*	MPS Group, Inc.	36,651	490
*	Avocent Corp.	16,425	476
*	Entegris Inc.	39,992	475
*	BearingPoint, Inc.	64,098	469
*	SAIC, Inc.	25,619	463
*	Progress Software Corp.	14,500	461
	Imation Corp.	12,478	460
*	Brooks Automation, Inc.	25,238	458
*	^ Intermec, Inc.	17,924	454
*	L-1 Identity Solutions Inc.	21,886	448
*	Informatica Corp.	30,162	445
*	Transaction Systems Architects, Inc.	13,200	444
*	CSG Systems International, Inc.	16,349	433
*	RF Micro Devices, Inc.	68,138	425
	Plantronics, Inc.	16,097	422
*	Lawson Software, Inc.	42,501	420
	Total System Services, Inc.	14,223	420
*	CNET Networks, Inc.	51,077	418
*	ATMI, Inc.	13,816	414
*	MKS Instruments, Inc.	14,953	414
*	VistaPrint Ltd.	10,749	411
*	Dycom Industries, Inc.	13,490	404
*	Checkpoint Systems, Inc.	15,900	401
*	Skyworks Solutions, Inc.	53,782	395
*	FEI Co.	12,000	390
*	Mentor Graphics Corp.	29,355	387
	Technitrol, Inc.	13,469	386
*	Quest Software, Inc.	23,322	378
*	Finisar Corp.	97,855	370
*	MicroStrategy Inc.	3,901	369
*	NETGEAR, Inc.	10,100	366
*	SiRF Technology Holdings, Inc.	17,566	364
*	CMGI Inc.	186,443	364
*	Plexus Corp.	15,704	361
*	EarthLink, Inc.	48,253	360
*	Aeroflex, Inc.	25,430	360
	United Online, Inc.	21,849	360
*	Websense, Inc.	16,800	357
*	Wind River Systems Inc.	31,814	350
*	SRA International, Inc.	13,700	346
*	Rofin-Sinar Technologies Inc.	4,964	343
*	Insight Enterprises, Inc.	14,998	339
*	OmniVision Technologies, Inc.	18,600	337
	AVX Corp.	19,814	332
	Cognex Corp.	14,692	331
*	Cabot Microelectronics Corp.	9,307	330
*	Euronet Worldwide, Inc.	11,300	330
*	Opsware, Inc.	34,500	328
*	Spansion Inc. Class A	29,401	326
*	RealNetworks, Inc.	39,779	325
*	Coherent, Inc.	10,599	323
*	Komag, Inc.	10,073	321
*	ScanSource, Inc.	9,900	317
*	DealerTrack Holdings Inc.	8,526	314
*	Zoran Corp.	15,622	313
*	Trident Microsystems, Inc.	17,000	312
*	Blackboard Inc.	7,398	312

*	^ SunPower Corp. Class A	4,900	309
*	Comtech Telecommunications Corp.	6,650	309
*	Riverbed Technology, Inc.	6,952	305
*	TriQuint Semiconductor, Inc.	59,389	301
*	Net 1 UEPS Technologies, Inc.	12,410	300
	Micrel, Inc.	23,435	298
*	Advent Software, Inc.	8,919	290
*	Omniture, Inc.	12,647	290
	Blackbaud, Inc.	13,081	289
*	Silicon Image, Inc.	33,371	286
*	Tekelec	19,711	284
	MTS Systems Corp.	6,320	282
*	VASCO Data Security International, Inc.	12,300	280
*	Aspen Technologies, Inc.	19,900	279
	Daktronics, Inc.	12,918	277
	MAXIMUS, Inc.	6,300	273
*	Sapient Corp.	35,013	271
*	Concur Technologies, Inc.	11,700	267
*	Sigma Designs, Inc.	10,200	266
*	Applied Micro Circuits Corp.	105,961	265
*	Sycamore Networks, Inc.	65,818	265
*	Novatel Wireless, Inc.	10,027	261
*	ANADIGICS, Inc.	18,876	260
*	Conexant Systems, Inc.	187,870	259
*	Synaptics Inc.	7,227	259
	Quality Systems, Inc.	6,800	258
*	SAVVIS, Inc.	5,114	253
	Black Box Corp.	6,100	252
*	Manhattan Associates, Inc.	9,000	251
*	Diodes Inc.	6,000	251
*	Littelfuse, Inc.	7,400	250
*	Powerwave Technologies, Inc.	36,792	247
*	ViaSat, Inc.	7,675	246
	Openwave Systems Inc.	39,175	245
*	Advanced Energy Industries, Inc.	10,800	245
*	UTStarcom, Inc.	43,256	243
*	Chordiant Software, Inc.	15,280	239
*	Brightpoint, Inc.	17,303	239
*	Lattice Semiconductor Corp.	41,553	238
*	Standard Microsystem Corp.	6,900	237
*	Sohu.com Inc.	7,346	235
*	Covansys Corp.	6,913	235
*	JDA Software Group, Inc.	11,827	232
*	Cirrus Logic, Inc.	27,861	231
	Cohu, Inc.	10,313	229
*	Internap Network Services Corp.	15,892	229
*	SPSS, Inc.	5,160	228
*	Newport Corp.	14,660	227
	InfoSpace, Inc.	9,748	226
*	Rogers Corp.	6,100	226
*	Epicor Software Corp.	15,082	224
	Inter-Tel, Inc.	9,300	223
*	Mastec Inc.	13,875	220
*	KEMET Corp.	30,863	218
*	Ariba, Inc.	21,684	215
*	Axcelis Technologies, Inc.	32,683	212
*	AMIS Holdings Inc.	16,885	211

*	SonicWALL, Inc.	24,556	211
*	FARO Technologies, Inc.	6,600	210
*	Vignette Corp.	10,969	210
*	Electro Scientific Industries, Inc.	9,900	206
*	^ Echelon Corp.	13,100	205
*	Cogent Inc.	13,800	203
	Agilysys, Inc.	8,900	200
*	Global Cash Access, Inc.	12,450	199
*	Harmonic, Inc.	22,388	199
*	Photronics, Inc.	13,300	198
*	Immersion Corp.	13,159	197
	Syntel, Inc.	6,465	196
*	Veeco Instruments, Inc.	9,100	189
*	Ansoft Corp.	6,392	188
*	The Ultimate Software Group, Inc.	6,510	188
*	DSP Group Inc.	9,200	188
*	Stratasys, Inc.	4,000	188
*	CyberSource Corp.	15,500	187
	Methode Electronics, Inc. Class A	11,849	185
*	eCollege.com Inc.	8,300	185
*	Blue Coat Systems, Inc.	3,667	182
*	Safeguard Scientifics, Inc.	64,518	181
	Park Electrochemical Corp.	6,432	181
*	Interwoven Inc.	12,747	179
*	C-COR Inc.	12,700	179
*	LoJack Corp.	7,969	178
*	Color Kinetics Inc.	5,300	177
*	TTM Technologies, Inc.	13,600	177
*	Kulicke & Soffa Industries, Inc.	16,834	176
*	ManTech International Corp.	5,700	176
*	Loral Space and Communications Ltd.	3,500	172
*	Quantum Corp.	53,600	170
*	Silicon Storage Technology, Inc.	45,535	170
*	OSI Systems Inc.	6,208	170
*	Ciber, Inc.	20,126	165
	infoUSA Inc.	15,984	163
*	MRV Communications Inc.	50,260	163
*	Perficient, Inc.	7,822	162
*	Hutchinson Technology, Inc.	8,600	162
*	Sykes Enterprises, Inc.	8,367	159
	Marchex, Inc.	9,581	156
*	Authorize.Net Holdings Inc.	8,700	156
*	Exar Corp.	11,471	154
*	^ On2 Technologies, Inc.	50,800	152
*	FalconStor Software, Inc.	14,358	151
	Gevity HR, Inc.	7,800	151
	CTS Corp.	11,900	151
	^ Heartland Payment Systems, Inc.	5,136	151
*	Extreme Networks, Inc.	37,190	151
*	^ Bankrate, Inc.	3,137	150
*	Hittite Microwave Corp.	3,506	150
*	Iomega Corp.	32,080	149
*	Magma Design Automation, Inc.	10,600	149
*	Mattson Technology, Inc.	15,302	148
	Bel Fuse, Inc. Class A	4,000	148
*	Adaptec, Inc.	38,526	147
*	Mindspeed Technologies, Inc.	66,245	146

*	MSC Software Corp.	10,690	145
*	Sirenza Microdevices, Inc.	12,149	144
*	Gateway, Inc.	90,622	144
*	Tyler Technologies, Inc.	11,500	143
*	Universal Display Corp.	9,000	141
*	Borland Software Corp.	23,640	140
*	Agile Software Corp.	17,296	139
*	Art Technology Group, Inc.	51,774	138
*	Forrester Research, Inc.	4,884	137
*	Symmetricom Inc.	16,350	137
*	Online Resources Corp.	12,507	137
*	OYO Geospace Corp.	1,824	135
*	Internet Capital Group Inc.	10,834	134
*	Gerber Scientific, Inc.	11,400	132
*	Netlogic Microsystems Inc.	4,100	131
	Integral Systems, Inc.	5,368	130
*	SYNNEX Corp.	6,300	130
*	The Knot, Inc.	6,381	129
*	Actuate Software Corp.	18,700	127
*	Avanex Corp.	70,062	126
*	iGATE Corp.	15,693	126
*	Actel Corp.	9,000	125
*	Interactive Intelligence Inc.	5,961	123
*	MIPS Technologies, Inc.	13,746	121
*	EPIQ Systems, Inc.	7,453	120
*	^ TranSwitch Corp.	65,993	120
*	Microtune, Inc.	22,524	118
*	Anaren, Inc.	6,685	118
	TheStreet.com, Inc.	10,767	117
*	Airspan Networks Inc.	31,680	115
*	Autobytel Inc.	27,010	115
*	Smith Micro Software, Inc.	7,600	114
*	PLX Technology, Inc.	10,209	114
*	Nextwave Wireless Inc.	13,601	114
*	Asyst Technologies, Inc.	15,618	113
*	Rudolph Technologies, Inc.	6,792	113
*	S1 Corp.	14,023	112
*	Synchronoss Technologies, Inc.	3,800	111
*	LTX Corp.	19,997	111
*	Mercury Computer Systems, Inc.	9,100	111
*	Bookham, Inc.	49,100	110
*	Rackable Systems Inc.	8,900	110
*	Hypercom Corp.	18,500	109
*	Lionbridge Technologies, Inc.	18,491	109
*	Commvault Systems, Inc.	6,300	109
*	Supertex, Inc.	3,456	108
*	Acacia Research–Acacia Technologies	6,700	108
*	Zygo Corp.	7,521	107
*	Westell Technologies, Inc.	41,100	107
*	Radiant Systems, Inc.	7,950	105
*	Greenfield Online, Inc.	6,601	105
*	Excel Technology, Inc.	3,670	103
*	PC-Tel, Inc.	11,702	102
*	Genesis Microchip Inc.	10,930	102
*	RadiSys Corp.	8,178	101
*	InterVoice, Inc.	12,136	101
*	Rimage Corp.	3,200	101

	TNS Inc.	7,000	101
*	Nu Horizons Electronics Corp.	7,522	100
*	MoSys, Inc.	11,414	100
*	Kopin Corp.	25,500	99
*	SI International Inc.	3,000	99
*	Keynote Systems Inc.	6,016	99
*	Ixia	10,649	99
*	Smart Modular Technologies Inc.	7,158	98
*	Oplink Communications, Inc.	6,483	97
*	Sonic Solutions, Inc.	7,700	97
*	Measurement Specialties, Inc.	4,100	97
*	Entrust, Inc.	23,824	97
*	Ultratech, Inc.	7,200	96
*	Cray, Inc.	12,370	94
*	SupportSoft, Inc.	17,268	94
*	Comtech Group Inc.	5,700	94
*	Neon Communications Group Inc.	18,700	93
	X-Rite Inc.	6,300	93
*	Digi International, Inc.	6,300	93
*	Ditech Networks Inc.	11,300	93
*	Advanced Analogic Technologies, Inc.	9,501	92
*	Pericom Semiconductor Corp.	8,250	92
*	eSPEED, Inc. Class A	10,601	92
*	Monolithic Power Systems	5,215	91
*	OpenTV Corp.	42,912	91
*	Credence Systems Corp.	25,200	91
*	Secure Computing Corp.	11,700	89
*	Quovadx, Inc.	27,258	85
*	Packeteer, Inc.	10,914	85
	Startek, Inc.	7,800	84
*	^ Presstek, Inc.	10,531	84
*	Digimarc Corp.	8,500	83
*	Intevac, Inc.	3,900	83
*	DTS Inc.	3,800	83
*	LoopNet, Inc.	3,537	83
*	Infocrossing, Inc.	4,400	81
*	GSI Group, Inc.	8,280	81
*	Ness Technologies Inc.	6,214	81
*	iBasis, Inc.	8,000	80
*	PC Connection, Inc.	6,014	80
*	Merix Corp.	9,904	78
*	Answerthink Consulting Group, Inc.	21,503	78
*	Tumbleweed Communications Corp.	30,163	77
*	Dynamics Research Corp.	5,857	76
*	IXYS Corp.	9,093	76
*	EMS Technologies, Inc.	3,431	76
*	Integrated Silicon Solution, Inc.	12,000	76
*	WJ Communications, Inc.	43,166	76
*	American Technology Corp.	19,570	74
*	^ I.D. Systems, Inc.	5,700	73
*	iPass Inc.	13,409	73
*	SourceForge Inc.	17,069	72
*	WebMD Health Corp. Class A	1,526	72
	NIC Inc.	10,500	72
*	DDi Corp.	8,913	71
*	Transmeta Corp.	94,685	71
*	Phoenix Technologies Ltd.	8,197	69

*	Terremark Worldwide, Inc.	10,660	69
*	Orbcomm, Inc	4,153	68
*	SeaChange International, Inc.	8,782	68
*	KVH Industries, Inc.	7,735	68
*	NetScout Systems, Inc.	7,800	68
*	GTSI Corp.	5,149	66
	Molex, Inc. Class A	2,500	66
*	Ramtron International Corp.	20,730	66
*	^ Research Frontiers, Inc.	4,700	66
*	Applied Digital Solutions, Inc.	47,930	66
*	TechTeam Global, Inc.	5,490	66
*	Neoware Systems, Inc.	4,836	65
*	Globecomm Systems, Inc.	4,466	65
*	White Electronic Designs Corp.	11,200	65
*	PDF Solutions, Inc.	5,467	65
*	LivePerson, Inc.	12,000	64
*	Zhone Technologies	44,085	63
*	EMCORE Corp.	11,577	63
*	Edgewater Technology, Inc.	7,915	62
*	Captaris Inc.	12,000	61
*	Cherokee International Corp.	12,369	61
*	Ceva, Inc.	7,134	61
*	Entertainment Distribution Company Inc.	30,231	60
*	Ikanos Communications, Inc.	7,741	59
*	Bottomline Technologies, Inc.	4,700	58
	Renaissance Learning, Inc.	4,366	57
*	ActivIdentity Corp.	12,400	57
*	Hughes Communications Inc.	1,093	57
*	Carrier Access Corp.	12,100	57
*	Photon Dynamics, Inc.	5,200	57
*	Nanometrics Inc.	8,204	56
*	Dot Hill Systems Corp.	15,489	56
*	Planar Systems, Inc.	7,423	56
*	Bell Microproducts Inc.	8,500	55
*	Volterra Semiconductor Corp.	3,900	55
*	Semitool, Inc.	5,649	54
	Keithley Instruments Inc.	4,303	54
*	Aware, Inc.	10,000	54
*	^ ParkerVision, Inc.	4,500	54
*	i2 Technologies, Inc.	2,700	50
*	Viewpoint Corp.	43,897	49
*	Network Equipment Technologies, Inc.	5,100	49
*	Napster, Inc.	14,231	48
*	Hifn, Inc.	7,967	47
*	Concurrent Computer Corp.	26,200	47
*	^ Lasercard Corp.	4,256	46
*	SM&A Corp.	6,562	46
*	IPG Photonics Corp.	2,300	46
*	OPNET Technologies, Inc.	3,959	46
*	QuickLogic Corp.	17,008	45
*	Tollgrade Communications, Inc.	4,300	45
	Pegasystems Inc.	4,100	45
*	Saba Software, Inc.	8,559	44
*	Jupitermedia Corp.	6,017	44
*	STEC Inc.	6,747	43
*	Liquidity Services, Inc.	2,300	43
*	Multi-Fineline Electronix, Inc.	2,500	43

	^ Imergent, Inc.	1,700	42
*	RightNow Technologies Inc.	2,500	41
	COMARCO, Inc.	6,400	40
*	Visual Sciences Inc.	2,600	40
*	InFocus Corp.	18,000	40
*	Sumtotal Systems Inc.	5,064	40
	Bel Fuse, Inc. Class B	1,156	39
*	Centillium Communications, Inc.	18,720	39
*	EFJ, Inc.	7,200	39
*	^ 8X8 Inc.	27,550	38
*	^ Convera Corp.	8,758	38
*	Vocus, Inc.	1,500	38
*	Isilon Systems Inc.	2,400	37
	QAD Inc.	4,420	37
*	Calamp Corp.	8,700	36
*	^ Maxwell Technologies, Inc.	2,500	36
*	Mobility Electronics, Inc.	9,427	36
*	California Micro Devices Corp.	8,731	35
*	PLATO Learning, Inc.	7,653	35
*	Miva Inc.	5,400	35
*	Virage Logic Corp.	4,700	34
*	^ Telkonet, Inc.	17,100	34
*	Web.com, Inc.	5,020	32
*	FSI International, Inc.	9,808	31
	Avici Systems Inc.	3,990	30
*	Mechanical Technology Inc.	23,454	30
*	Lantronix, Inc.	21,000	29
*	Ultra Clean Holdings, Inc.	2,100	29
*	Computer Task Group, Inc.	6,500	29
*	Verigy Ltd.	1,000	29
*	Moldflow Corp.	1,200	26
*	LookSmart, Ltd.	6,700	26
	American Software, Inc. Class A	2,500	26
*	NMS Communications Corp.	14,700	25
*	SigmaTel Inc.	8,700	25
*	Radyne Comstream Inc.	2,300	25
*	Endwave Corp.	2,100	24
*	Allen Organ Co. escrow shares	1,400	23
*	AuthentiDate Holding Corp.	14,539	22
*	Spectrum Control, Inc.	1,300	22
	Cass Information Systems, Inc.	600	22
*	Techwell, Inc.	1,600	21
*	Pixelworks, Inc.	13,600	20
*	ESS Technology, Inc.	12,000	20
*	Selectica, Inc.	10,200	20
*	Digital Angel Corp.	12,100	19
*	Telular Corp.	4,013	19
*	TransAct Technologies Inc.	3,076	18
*	Wireless Telecom Group, Inc.	5,909	18
*	Network Engines, Inc.	9,800	18
*	DivX, Inc.	1,200	18
*	ePlus Inc.	1,800	18
*	LeCroy Corp.	1,800	17
*	Wave Systems Corp. Class A	8,326	17
*	Optical Communication Products, Inc.	10,560	17
*	Management Network Group Inc.	7,218	16
*	Atari, Inc.	5,872	16

*	Datalink Corp.	2,405	16
*	AsiaInfo Holdings, Inc.	1,600	16
*	Rainmaker Systems, Inc.	2,180	16
*	Catapult Communications Corp.	1,521	15
*	Applix, Inc.	900	15
*	Double-Take Software Inc.	900	15
*	Zix Corp.	7,900	15
*	Callidus Software Inc.	1,800	15
*	BSQUARE Corp.	2,425	14
*	Analysts International Corp.	8,178	14
*	SCM Microsystems, Inc.	4,700	14
*	Leadis Technology Inc.	3,900	14
*	Performance Technologies, Inc.	2,900	13
*	Access Intergrated Technologies Inc.	1,600	13
*	Ampex Corp. Class A	911	12
*	GSE Systems, Inc.	1,726	11
*	Telecommunication Systems, Inc.	2,200	11
*	Sunrise Telecom Inc.	3,485	11
*	Overland Storage, Inc.	4,244	11
*	Intraware, Inc.	2,307	11
*	Staktek Holdings Inc.	2,721	11
*	Interlink Electronics Inc.	6,840	10
*	Eagle Test Systems, Inc.	600	10
*	Inforte Corp.	2,284	10
*	WorldGate Communications, Inc.	18,631	9
*	Qualstar Corp.	2,400	9
*	Cosine Communications, Inc.	2,446	8
*	Silicon Graphics Inc.	300	8
*	Technology Solutions Co.	1,135	8
*	Intelli-Check Inc.	1,297	7
*	Verso Technologies, Inc.	8,718	7
	Printronix, Inc.	524	7
*	Evolving Systems, Inc.	2,955	7
*	CallWave, Inc.	1,600	6
*	FOCUS Enhancements, Inc.	4,400	5
*	Superconductor Technologies Inc.	3,015	4
*	The SCO Group, Inc.	3,175	4
*	Pfsweb Inc.	4,937	4
*	Kintera Inc.	1,700	4
*	Channell Commercial Corp.	800	3
*	PlanetOut, Inc.	2,500	3
*	Innovex, Inc.	1,800	3
*	Optimal Group, Inc.	300	2
*	RAE Systems, Inc.	700	2
*	Optium Corp.	100	1
*	Exlservice Holdings Inc.	49	1
*	Optical Cable Corp. Warrants Exp. 10/24/07	728	0
*	Media 100 Inc.	6,149	0
			918,264
Materials (2.2%)
	E.I. du Pont de Nemours & Co.	320,813	16,310
	Dow Chemical Co.	332,946	14,723
	Monsanto Co.	188,644	12,741
	Alcoa Inc.	301,800	12,232
	Freeport-McMoRan Copper & Gold, Inc. Class B	130,293	10,791
	Praxair, Inc.	112,085	8,069
	Newmont Mining Corp. (Holding Co.)	158,009	6,172
	Nucor Corp.	104,841	6,149
	Air Products & Chemicals, Inc.	75,606	6,076
	International Paper Co.	151,494	5,916
	Weyerhaeuser Co.	73,992	5,840
	United States Steel Corp.	41,589	4,523
	PPG Industries, Inc.	56,905	4,331
	Vulcan Materials Co.	33,101	3,791
	Allegheny Technologies Inc.	31,628	3,317
	Lyondell Chemical Co.	79,081	2,935
	Ecolab, Inc.	66,379	2,834
	Rohm & Haas Co.	49,702	2,718
	Martin Marietta Materials, Inc.	15,974	2,588
	MeadWestvaco Corp.	64,072	2,263
	Temple-Inland Inc.	36,424	2,241
*	The Mosaic Co.	54,183	2,114
*	Domtar Corp.	183,604	2,049
	Sigma-Aldrich Corp.	46,632	1,990
	Celanese Corp. Series A	49,993	1,939
*	Owens-Illinois, Inc.	54,559	1,910
	Eastman Chemical Co.	29,134	1,874
	Sealed Air Corp.	56,892	1,765
	Ball Corp.	32,452	1,725
	Lubrizol Corp.	24,343	1,571
*	Pactiv Corp.	46,690	1,489
*	AK Steel Holding Corp.	39,017	1,458
	Sonoco Products Co.	33,418	1,431
*	Crown Holdings, Inc.	57,222	1,429
	International Flavors & Fragrances, Inc.	26,664	1,390
	Nalco Holding Co.	50,600	1,389

	Steel Dynamics, Inc.	32,322	1,355
	Commercial Metals Co.	40,000	1,351
	Reliance Steel & Aluminum Co.	23,740	1,336
	Ashland, Inc.	20,147	1,288
	Bemis Co., Inc.	37,010	1,228
	Airgas, Inc.	24,964	1,196
*	Smurfit-Stone Container Corp.	89,840	1,196
	Chaparral Steel Co.	16,400	1,179
	Florida Rock Industries, Inc.	17,455	1,178
	FMC Corp.	12,909	1,154
	Cleveland-Cliffs Inc.	14,619	1,135
	Carpenter Technology Corp.	8,600	1,121
	Albemarle Corp.	28,490	1,098
	Cabot Corp.	21,512	1,026
	Cytec Industries, Inc.	16,036	1,023
	RPM International, Inc.	42,177	975
	Valspar Corp.	34,276	974
	Chemtura Corp.	85,658	952
	CF Industries Holdings, Inc.	15,757	944
*	Titanium Metals Corp.	28,128	897
	Huntsman Corp.	35,165	855
*	Terra Industries, Inc.	33,132	842
	Eagle Materials, Inc.	16,924	830
	AptarGroup Inc.	22,700	807
*	Hercules, Inc.	38,526	757
	Packaging Corp. of America	29,900	757
	Scotts Miracle-Gro Co.	16,764	720
	Louisiana-Pacific Corp.	37,456	709
	Texas Industries, Inc.	8,500	666
	Quanex Corp.	13,190	642
	H.B. Fuller Co.	21,400	640
*	RTI International Metals, Inc.	8,139	613
*	Century Aluminum Co.	11,200	612
*	W.R. Grace & Co.	23,200	568
*	OM Group, Inc.	10,589	560
	Worthington Industries, Inc.	25,550	553
	Olin Corp.	25,658	539
	Bowater Inc.	19,770	493
	Greif Inc. Class A	8,200	489
	Silgan Holdings, Inc.	8,454	467
	Minerals Technologies, Inc.	6,800	455
*	Apex Silver Mines Ltd.	19,200	387
	Rock-Tenn Co.	12,033	382
	Compass Minerals International, Inc.	10,600	367
*	Zoltek Cos., Inc.	8,834	367
	Ferro Corp.	14,676	366
	Sensient Technologies Corp.	14,212	361
*	Coeur d’Alene Mines Corp.	98,900	355
*	Hecla Mining Co.	41,000	350
	Schnitzer Steel Industries, Inc. Class A	7,300	350
	Metal Management, Inc.	7,900	348
*	Brush Engineered Materials Inc.	8,200	344

*	Kaiser Aluminum Corp.	4,228	308
	Spartech Corp.	11,300	300
	Ryerson Tull, Inc.	7,691	290
*	Rockwood Holdings, Inc.	7,179	262
	Innospec, Inc.	4,400	261
*	PolyOne Corp.	35,700	257
	Neenah Paper Inc.	6,104	252
*	Headwaters Inc.	14,400	249
	Arch Chemicals, Inc.	6,850	241
	Wausau Paper Corp.	17,126	229
	AMCOL International Corp.	8,400	229
	A. Schulman Inc.	9,100	221
*	Graphic Packaging Corp.	43,559	211
	Royal Gold, Inc.	8,739	208
*	Stillwater Mining Co.	18,795	207
	NewMarket Corp.	4,019	194
	^ Georgia Gulf Corp.	10,717	194
	Deltic Timber Corp.	3,500	192
	Glatfelter	13,900	189
	Myers Industries, Inc.	8,461	187
	A.M. Castle & Co.	5,173	186
	Gibraltar Industries Inc.	8,200	182
*	Buckeye Technology, Inc.	11,000	170
	Penford Corp.	6,215	170
*	Landec Corp.	11,800	158
	Schweitzer-Mauduit International, Inc.	5,050	157
*	Flotek Industries, Inc.	2,500	150
	Westlake Chemical Corp.	5,042	142
*	Omnova Solutions Inc.	22,741	138
*	^ Calgon Carbon Corp.	11,800	137
*	Symyx Technologies, Inc.	11,558	133
	Koppers Holdings, Inc.	3,800	128
*	^ Altair Nanotechnology	33,300	118
*	Pioneer Cos., Inc.	3,116	107
	Tronox Inc. Class B	7,483	105
	Balchem Corp.	5,625	102
*	Webco Industries, Inc.	1,030	99
*	Northwest Pipe Co.	2,550	91
	Chesapeake Corp. of Virginia	6,400	80
	American Vanguard Corp.	5,466	78
*	Material Sciences Corp.	6,300	74
	Quaker Chemical Corp.	3,000	71
*	Wheeling-Pittsburgh Corp.	3,567	68
*	U.S. Concrete, Inc.	7,558	66
	Great Northern Iron Ore	531	62
	NN, Inc.	5,080	60
*	Caraustar Industries, Inc.	10,300	54
*	Mercer International Inc.	5,282	54
	Stepan Co.	1,600	48
	Tronox Inc.	3,000	43
	Olympic Steel, Inc.	1,300	37

*	AEP Industries, Inc.	800	36
*	Universal Stainless & Alloy Products, Inc.	1,000	35
	NL Industries, Inc.	3,199	32
	Wellman, Inc.	10,500	32
*	Maxxam Inc.	1,025	29
*	U.S. Energy Corp.	4,923	26
*	Constar International Inc.	3,846	24
*	Claymont Steel Holdings	1,100	24
*	Pope & Talbot, Inc.	5,304	21
*	Nonophase Technologies Corp.	3,100	19
*	Rock of Ages Corp.	1,410	7
*	Atlantis Plastics, Inc. Class A	1,735	7
*	Canyon Resources Corp.	9,500	5
*	ICO, Inc.	300	3
*	Vista Gold Corp.	400	2
*	U.S. Gold Corp.	300	2
			210,493
Telecommunication Services (2.1%)
	AT&T Inc.	2,167,730	89,961
	Verizon Communications Inc.	1,010,948	41,621
	Sprint Nextel Corp.	964,247	19,970
	Alltel Corp.	125,844	8,501
*	American Tower Corp. Class A	149,145	6,264
*	Qwest Communications International Inc.	554,558	5,379
*	NII Holdings Inc.	51,018	4,119
	Embarq Corp.	52,765	3,344
*	Crown Castle International Corp.	90,770	3,292
	Windstream Corp.	168,619	2,489
*	Level 3 Communications, Inc.	388,471	2,273
	CenturyTel, Inc.	38,285	1,878
	Citizens Communications Co.	119,944	1,832
*	Leap Wireless International, Inc.	17,912	1,514
	Telephone & Data Systems, Inc.	18,667	1,168
*	SBA Communications Corp.	31,400	1,055
	Telephone & Data Systems, Inc.–
	Special Common Shares	17,799	1,024
*	Time Warner Telecom Inc.	42,829	861
*	NeuStar, Inc. Class A	23,695	686
*	Dobson Communications Corp.	53,701	597
*	Cincinnati Bell Inc.	86,940	503
*	U.S. Cellular Corp.	5,199	471
*	Cogent Communications Group, Inc.	14,860	444
*	Premiere Global Services, Inc.	28,609	372
	FairPoint Communications, Inc.	15,433	274
*	Cbeyond Inc.	6,673	257
	IDT Corp. Class B	22,800	235
	NTELOS Holdings Corp.	7,900	218
	USA Mobility, Inc.	8,100	217
	Alaska Communications Systems Holdings, Inc.	11,800	187
*	General Communication, Inc.	14,346	184
	Iowa Telecommunications Services Inc.	7,571	172

	CT Communications, Inc.	5,062	154
	Atlantic Tele-Network, Inc.	5,385	154
*	Centennial Communications Corp. Class A	15,934	151
	D&E Communications, Inc.	8,191	150
*	PAETEC Holding Corp	11,800	133
	iPCS, Inc.	3,900	132
*	^ Vonage Holdings Corp.	41,600	129
	Surewest Communications	4,500	123
*	Rural Cellular Corp. Class A	2,500	110
	Consolidated Communications Holdings, Inc.	4,696	106
*	Arbinet Holdings, Inc.	15,601	94
	Hickory Tech Corp.	10,322	94
*	Fibertower Corp.	19,942	86
	North Pittsburgh Systems, Inc.	4,000	85
*	Global Crossing Ltd.	4,300	81
	Golden Telecom, Inc.	1,443	79
*	Covad Communications Group, Inc.	81,487	73
*	Syniverse Holdings Inc.	5,455	70
	Shenandoah Telecommunications Co.	1,380	70
*	LCC International, Inc. Class A	15,041	66
*	Echelon Telecom, Inc.	1,400	41
*	Wireless Facilities, Inc.	14,716	25
*	InPhonic, Inc.	5,300	25
*	Boston Communications Group, Inc.	5,700	10
	IDT Corp.	800	8
*	Metro One Telecommunications, Inc.	2,047	4
*	Pac-West Telecom, Inc.	6,006	0
*	Trinsic Inc.	1,091	0
			203,615
Utilities (2.2%)
	Exelon Corp.	232,607	16,887
	Dominion Resources, Inc.	122,700	10,590
	TXU Corp.	151,440	10,192
	Southern Co.	260,702	8,939
	Duke Energy Corp.	435,701	7,973
	Public Service Enterprise Group, Inc.	88,498	7,768
	Entergy Corp.	70,851	7,606
	FPL Group, Inc.	133,695	7,586
	FirstEnergy Corp.	105,722	6,843
	PPL Corp.	133,731	6,257
	American Electric Power Co., Inc.	138,643	6,244
	Edison International	108,517	6,090
	PG&E Corp.	124,342	5,633
	Constellation Energy Group, Inc.	63,254	5,514
	Sempra Energy	87,240	5,167
*	AES Corp.	233,151	5,101
	Consolidated Edison Inc.	94,950	4,284
	Progress Energy, Inc.	84,655	3,859
*	Mirant Corp.	89,738	3,827
	Ameren Corp.	72,676	3,562
*	NRG Energy, Inc.	81,128	3,372

	Questar Corp.	60,648	3,205
	DTE Energy Co.	62,741	3,025
*	Allegheny Energy, Inc.	57,879	2,995
	Xcel Energy, Inc.	143,623	2,940
*	Reliant Energy, Inc.	109,016	2,938
	KeySpan Corp.	61,982	2,602
	Equitable Resources, Inc.	40,532	2,009
	NiSource, Inc.	96,279	1,994
	Pepco Holdings, Inc.	67,664	1,908
	ONEOK, Inc.	37,094	1,870
	Wisconsin Energy Corp.	41,452	1,833
	CenterPoint Energy Inc.	105,014	1,827
*	Dynegy, Inc.	172,802	1,631
	MDU Resources Group, Inc.	57,371	1,609
	Alliant Energy Corp.	40,663	1,580
	Northeast Utilities	54,494	1,545
	SCANA Corp.	39,224	1,502
	Energy East Corp.	55,794	1,456
	Pinnacle West Capital Corp.	35,182	1,402
*	Sierra Pacific Resources	77,914	1,368
	CMS Energy Corp.	78,776	1,355
	Energen Corp.	24,362	1,338
	Integrys Energy Group, Inc.	26,346	1,337
	TECO Energy, Inc.	74,193	1,275
	NSTAR	37,898	1,230
	National Fuel Gas Co.	28,143	1,219
	OGE Energy Corp.	32,280	1,183
	Southern Union Co.	36,097	1,176
	DPL Inc.	40,026	1,134
	AGL Resources Inc.	27,529	1,114
	^ Aqua America, Inc.	46,899	1,055
	UGI Corp. Holding Co.	37,500	1,023
	Puget Energy, Inc.	41,431	1,002
	Atmos Energy Corp.	31,036	933
	Great Plains Energy, Inc.	28,462	829
	PNM Resources Inc.	27,003	750
	Westar Energy, Inc.	30,784	747
	Vectren Corp.	27,004	727
	Nicor Inc.	15,934	684
	Hawaiian Electric Industries Inc.	28,704	680
	Piedmont Natural Gas, Inc.	26,700	658
	Portland General Electric Co.	21,900	601
	ITC Holdings Corp.	14,447	587
	WGL Holdings Inc.	17,224	562
*	Aquila, Inc.	131,994	540
	New Jersey Resources Corp.	10,000	510
	Cleco Corp.	20,616	505
	Southwest Gas Corp.	14,727	498
	IDACORP, Inc.	15,300	490
	Black Hills Corp.	11,815	470
	Northwest Natural Gas Co.	9,850	455

*	El Paso Electric Co.	17,521	430
	ALLETE, Inc.	9,075	427
	UniSource Energy Corp.	12,700	418
	Avista Corp.	18,666	402
	NorthWestern Corp.	12,583	400
	South Jersey Industries, Inc.	9,400	333
	Empire District Electric Co.	12,700	284
	Otter Tail Corp.	8,468	272
	American States Water Co.	7,357	262
	UIL Holdings Corp.	7,833	259
	CH Energy Group, Inc.	5,500	247
	California Water Service Group	5,913	222
	MGE Energy, Inc.	6,700	219
	The Laclede Group, Inc.	6,600	210
	SJW Corp.	5,500	183
	Cascade Natural Gas Corp.	5,957	157
	Ormat Technologies Inc.	4,100	154
	EnergySouth, Inc.	2,784	142
	Central Vermont Public Service Corp.	3,330	125
	Connecticut Water Services, Inc.	4,263	104
*	Cadiz Inc.	4,495	101
	Southwest Water Co.	7,227	92
	Consolidated Water Co., Ltd.	2,669	78
	Middlesex Water Co.	3,466	67
*	Maine & Maritimes Corp.	2,100	56
*	SEMCO Energy, Inc.	6,100	47
	Chesapeake Utilities Corp.	1,000	34
	The York Water Co.	1,053	19
	Florida Public Util. Co.	1,050	13
	RGC Resources, Inc.	99	3
			216,960
Total Common Stocks (Cost $3,616,877)			5,853,359

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2007
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (27.4%)
U.S. Government Securities (9.1%)
U.S. Treasury Bond	10.375%	11/15/12	4,000	4,078
U.S. Treasury Bond	12.000%	8/15/13	9,000	9,683
U.S. Treasury Bond	13.250%	5/15/14	2,000	2,293
U.S. Treasury Bond	11.750%	11/15/14	2,000	2,302
U.S. Treasury Bond	4.000%	2/15/15	27,425	25,672
U.S. Treasury Bond	11.250%	2/15/15	9,450	13,138
U.S. Treasury Bond	10.625%	8/15/15	1,215	1,664
U.S. Treasury Bond	7.250%	5/15/16	21,940	25,351
U.S. Treasury Bond	7.500%	11/15/16	975	1,150
U.S. Treasury Bond	8.750%	5/15/17	22,150	28,387
U.S. Treasury Bond	8.875%	8/15/17	33,400	43,284
U.S. Treasury Bond	9.000%	11/15/18	225	299
U.S. Treasury Bond	8.875%	2/15/19	200	265
U.S. Treasury Bond	8.125%	8/15/19	2,305	2,915
U.S. Treasury Bond	8.500%	2/15/20	7,275	9,496
U.S. Treasury Bond	8.750%	5/15/20	5,025	6,693
U.S. Treasury Bond	8.750%	8/15/20	12,125	16,195
U.S. Treasury Bond	7.875%	2/15/21	6,795	8,553
U.S. Treasury Bond	8.125%	5/15/21	840	1,080
U.S. Treasury Bond	8.125%	8/15/21	16,600	21,404
U.S. Treasury Bond	8.000%	11/15/21	1,120	1,433
U.S. Treasury Bond	7.250%	8/15/22	10,600	12,834
U.S. Treasury Bond	7.125%	2/15/23	1,000	1,201
U.S. Treasury Bond	6.250%	8/15/23	100	111
U.S. Treasury Bond	7.625%	2/15/25	19,000	24,204
U.S. Treasury Bond	6.875%	8/15/25	1,850	2,205
U.S. Treasury Bond	6.000%	2/15/26	200	218
U.S. Treasury Bond	6.750%	8/15/26	20,495	24,258
U.S. Treasury Bond	6.625%	2/15/27	4,220	4,945
U.S. Treasury Bond	6.375%	8/15/27	5,320	6,086
U.S. Treasury Bond	5.500%	8/15/28	1,150	1,194
U.S. Treasury Bond	5.250%	11/15/28	350	353
U.S. Treasury Bond	5.250%	2/15/29	850	856
U.S. Treasury Bond	6.125%	8/15/29	870	976
U.S. Treasury Bond	6.250%	5/15/30	955	1,092
U.S. Treasury Bond	5.375%	2/15/31	17,175	17,645
U.S. Treasury Bond	4.500%	2/15/36	320	290
U.S. Treasury Note	3.000%	11/15/07	1,775	1,763
U.S. Treasury Note	4.375%	12/31/07	2,950	2,942
U.S. Treasury Note	4.375%	1/31/08	5,155	5,138
U.S. Treasury Note	3.000%	2/15/08	8,700	8,593
U.S. Treasury Note	4.625%	3/31/08	16,825	16,775
U.S. Treasury Note	5.625%	5/15/08	7,785	7,824
U.S. Treasury Note	4.875%	5/31/08	18,500	18,486
U.S. Treasury Note	5.125%	6/30/08	1,325	1,326
U.S. Treasury Note	5.000%	7/31/08	5,700	5,699
U.S. Treasury Note	4.125%	8/15/08	10,225	10,132
U.S. Treasury Note	4.875%	8/31/08	10,725	10,712
U.S. Treasury Note	3.125%	9/15/08	950	930
U.S. Treasury Note	4.625%	9/30/08	1,994	1,986
U.S. Treasury Note	3.125%	10/15/08	3,600	3,519
U.S. Treasury Note	4.875%	10/31/08	4,075	4,071
U.S. Treasury Note	3.375%	11/15/08	2,875	2,815

U.S. Treasury Note	4.375%	11/15/08	600	595
U.S. Treasury Note	4.750%	12/31/08	1,825	1,820
U.S. Treasury Note	3.250%	1/15/09	950	927
U.S. Treasury Note	4.875%	1/31/09	2,280	2,278
U.S. Treasury Note	4.500%	2/15/09	1,445	1,436
U.S. Treasury Note	4.500%	3/31/09	22,750	22,590
U.S. Treasury Note	3.875%	5/15/09	27,187	26,690
U.S. Treasury Note	4.875%	5/15/09	18,200	18,191
U.S. Treasury Note	4.000%	6/15/09	2,170	2,135
U.S. Treasury Note	3.625%	7/15/09	25,230	24,611
U.S. Treasury Note	3.500%	8/15/09	16,950	16,473
U.S. Treasury Note	4.875%	8/15/09	1,425	1,424
U.S. Treasury Note	6.000%	8/15/09	26,635	27,214
U.S. Treasury Note	3.375%	10/15/09	3,385	3,276
U.S. Treasury Note	4.625%	11/15/09	5,475	5,442
U.S. Treasury Note	3.625%	1/15/10	2,425	2,352
U.S. Treasury Note	3.500%	2/15/10	3,275	3,163
U.S. Treasury Note	6.500%	2/15/10	8,735	9,073
U.S. Treasury Note	4.000%	3/15/10	2,725	2,665
U.S. Treasury Note	4.000%	4/15/10	6,875	6,716
U.S. Treasury Note	3.875%	5/15/10	34,550	33,622
U.S. Treasury Note	4.125%	8/15/10	4,125	4,033
U.S. Treasury Note	4.250%	10/15/10	985	966
U.S. Treasury Note	4.500%	11/15/10	195	193
U.S. Treasury Note	4.375%	12/15/10	10,570	10,397
U.S. Treasury Note	4.250%	1/15/11	3,185	3,118
U.S. Treasury Note	4.500%	2/28/11	200	197
U.S. Treasury Note	4.750%	3/31/11	23,100	22,974
U.S. Treasury Note	4.875%	4/30/11	1,575	1,572
U.S. Treasury Note	4.875%	5/31/11	5,375	5,367
U.S. Treasury Note	5.125%	6/30/11	10	10
U.S. Treasury Note	4.875%	7/31/11	17,725	17,695
U.S. Treasury Note	4.500%	9/30/11	48,455	47,660
U.S. Treasury Note	4.625%	10/31/11	7,600	7,510
U.S. Treasury Note	4.625%	12/31/11	1,350	1,333
U.S. Treasury Note	4.750%	1/31/12	2,925	2,903
U.S. Treasury Note	4.500%	3/31/12	2,350	2,306
U.S. Treasury Note	4.500%	4/30/12	36,875	36,189
U.S. Treasury Note	4.000%	11/15/12	75	72
U.S. Treasury Note	3.875%	2/15/13	120	114
U.S. Treasury Note	4.250%	11/15/13	2,000	1,925
U.S. Treasury Note	4.000%	2/15/14	13,255	12,545
U.S. Treasury Note	4.750%	5/15/14	1,025	1,012
U.S. Treasury Note	4.250%	8/15/14	17,925	17,141
U.S. Treasury Note	4.250%	11/15/14	40,825	38,950
U.S. Treasury Note	4.250%	8/15/15	1,800	1,707
U.S. Treasury Note	5.125%	5/15/16	3,375	3,393
U.S. Treasury Note	4.875%	8/15/16	70	69
880,558
Agency Bonds and Notes (3.9%)
Agency for International Development–
Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	1,400	1,322
2	Federal Farm Credit Bank	3.375%	7/15/08	900	883
2	Federal Farm Credit Bank	3.750%	1/15/09	1,275	1,249
2	Federal Farm Credit Bank	4.125%	4/15/09	700	687
2	Federal Farm Credit Bank	5.250%	8/3/09	1,000	1,000
2	Federal Farm Credit Bank	5.000%	10/23/09	1,000	997
2	Federal Farm Credit Bank	5.250%	9/13/10	500	501
2	Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,066

2	Federal Farm Credit Bank	5.125%	8/25/16	925	902
2	Federal Farm Credit Bank	4.875%	1/17/17	850	812
2	Federal Home Loan Bank	5.125%	8/8/08	5,000	4,993
2	Federal Home Loan Bank	3.875%	8/22/08	17,500	17,257
2	Federal Home Loan Bank	5.800%	9/2/08	2,500	2,516
2	Federal Home Loan Bank	5.865%	9/2/08	1,300	1,308
2	Federal Home Loan Bank	5.000%	2/20/09	7,500	7,474
2	Federal Home Loan Bank	4.750%	4/24/09	5,000	4,964
2	Federal Home Loan Bank	5.375%	7/17/09	975	979
2	Federal Home Loan Bank	5.250%	8/5/09	450	450
2	Federal Home Loan Bank	5.000%	9/18/09	2,000	1,992
2	Federal Home Loan Bank	5.000%	12/11/09	425	423
2	Federal Home Loan Bank	3.875%	1/15/10	1,200	1,163
2	Federal Home Loan Bank	4.375%	3/17/10	2,000	1,959
2	Federal Home Loan Bank	4.875%	5/14/10	475	471
2	Federal Home Loan Bank	7.625%	5/14/10	8,800	9,354
2	Federal Home Loan Bank	5.375%	8/19/11	7,275	7,308
2	Federal Home Loan Bank	4.875%	11/18/11	1,650	1,627
2	Federal Home Loan Bank	5.750%	5/15/12	1,700	1,736
2	Federal Home Loan Bank	5.375%	6/14/13	250	250
2	Federal Home Loan Bank	5.125%	8/14/13	6,825	6,739
2	Federal Home Loan Bank	4.500%	9/16/13	5,050	4,826
2	Federal Home Loan Bank	5.500%	8/13/14	9,425	9,481
2	Federal Home Loan Bank	5.375%	5/18/16	2,500	2,488
2	Federal Home Loan Bank	5.625%	6/13/16	300	302
2	Federal Home Loan Bank	4.750%	12/16/16	6,275	5,947
2	Federal Home Loan Bank	4.875%	5/17/17	400	382
2	Federal Home Loan Bank	5.250%	12/11/20	1,000	971
2	Federal Home Loan Bank	5.625%	6/11/21	1,000	1,010
2	Federal Home Loan Bank	5.500%	7/15/36	250	246
2	Federal Home Loan Mortgage Corp.	4.875%	2/17/09	5,000	4,979
2	Federal Home Loan Mortgage Corp.	5.250%	5/21/09	26,000	26,034
2	Federal Home Loan Mortgage Corp.	5.000%	6/11/09	8,775	8,748
2	Federal Home Loan Mortgage Corp.	6.625%	9/15/09	8,150	8,387
2	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	4,000	4,179
2	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	10,025	9,727
2	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	865	907
2	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	700	690
2	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	2,750	2,823
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	1,000	1,000
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	9,000	9,158
2	Federal Home Loan Mortgage Corp.	5.125%	7/15/12	10,400	10,325
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	5,000	5,040
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	5,650	5,433
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,400	1,340
2	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	6,450	6,280
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	6,550	6,402
2	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	1,000	954
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	2,959
2	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	3,425	3,202
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,500	2,857
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	4,100	4,705
2	Federal National Mortgage Assn.	3.875%	7/15/08	20,000	19,717
2	Federal National Mortgage Assn.	4.500%	10/15/08	275	273
2	Federal National Mortgage Assn.	3.375%	12/15/08	500	487
2	Federal National Mortgage Assn.	5.250%	1/15/09	775	776
2	Federal National Mortgage Assn.	4.875%	4/15/09	5,000	4,978
2	Federal National Mortgage Assn.	7.250%	1/15/10	6,720	7,045
2	Federal National Mortgage Assn.	3.875%	2/15/10	17,000	16,459

2	Federal National Mortgage Assn.	7.125%	6/15/10	1,000	1,051
2	Federal National Mortgage Assn.	6.625%	11/15/10	1,650	1,720
2	Federal National Mortgage Assn.	6.250%	2/1/11	1,425	1,466
2	Federal National Mortgage Assn.	5.125%	4/15/11	750	747
2	Federal National Mortgage Assn.	6.000%	5/15/11	7,300	7,492
2	Federal National Mortgage Assn.	5.000%	10/15/11	10,200	10,095
2	Federal National Mortgage Assn.	6.125%	3/15/12	7,950	8,219
2	Federal National Mortgage Assn.	4.875%	5/18/12	1,225	1,202
2	Federal National Mortgage Assn.	4.375%	9/15/12	1,300	1,246
2	Federal National Mortgage Assn.	4.750%	2/21/13	1,000	972
2	Federal National Mortgage Assn.	4.375%	3/15/13	2,225	2,120
2	Federal National Mortgage Assn.	4.625%	5/1/13	700	672
2	Federal National Mortgage Assn.	4.625%	10/15/13	13,250	12,722
2	Federal National Mortgage Assn.	5.125%	1/2/14	975	953
2	Federal National Mortgage Assn.	4.125%	4/15/14	7,500	6,967
2	Federal National Mortgage Assn.	4.625%	10/15/14	4,000	3,813
2	Federal National Mortgage Assn.	4.375%	10/15/15	2,000	1,861
2	Federal National Mortgage Assn.	5.250%	9/15/16	2,525	2,491
2	Federal National Mortgage Assn.	4.875%	12/15/16	525	502
2	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	1,913
2	Federal National Mortgage Assn.	7.125%	1/15/30	2,550	3,053
2	Federal National Mortgage Assn.	7.250%	5/15/30	5,450	6,645
2	Federal National Mortgage Assn.	6.625%	11/15/30	1,850	2,091
	Private Export Funding Corp.	7.200%	1/15/10	6,900	7,208
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	500	501
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	375	373
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	300	298
2	Tennessee Valley Auth.	5.375%	11/13/08	2,400	2,405
2	Tennessee Valley Auth.	7.125%	5/1/30	4,000	4,742
2	Tennessee Valley Auth.	5.375%	4/1/56	375	359
					381,798
Mortgage-Backed Securities (14.4%)
	Conventional Mortgage-Backed Securities (13.2%)
2,3	Federal Home Loan Mortgage Corp.	4.000%	3/1/08-2/1/21	20,044	18,844
2,3	Federal Home Loan Mortgage Corp.	4.500%	1/1/08-10/1/35	48,836	46,153
2,3	Federal Home Loan Mortgage Corp.	5.000%	12/1/07-5/1/37	146,840	138,961
2,3	Federal Home Loan Mortgage Corp.	5.500%	1/1/09-4/1/37	181,585	175,682
2,3	Federal Home Loan Mortgage Corp.	6.000%	7/1/08-1/1/37	105,271	104,611
2,3	Federal Home Loan Mortgage Corp.	6.500%	2/1/08-10/1/36	21,421	21,762
2,3	Federal Home Loan Mortgage Corp.	7.000%	11/1/07-8/1/36	7,133	7,342
2,3	Federal Home Loan Mortgage Corp.	7.500%	12/1/07-1/1/32	920	957
2,3	Federal Home Loan Mortgage Corp.	8.000%	12/1/07-10/1/31	827	868
2,3	Federal Home Loan Mortgage Corp.	8.500%	11/1/07-5/1/30	107	115
2,3	Federal Home Loan Mortgage Corp.	9.000%	10/1/21-4/1/30	74	78
2,3	Federal Home Loan Mortgage Corp.	9.500%	4/1/16-4/1/25	31	34
2,3	Federal Home Loan Mortgage Corp.	10.000%	3/1/17-4/1/25	15	17
2,3	Federal National Mortgage Assn.	4.000%	9/1/10-6/1/19	8,057	7,584
2,3	Federal National Mortgage Assn.	4.500%	7/1/11-10/1/35	65,157	61,247
2,3	Federal National Mortgage Assn.	5.000%	9/1/09-7/1/37	186,151	176,015
2,3	Federal National Mortgage Assn.	5.500%	11/1/08-7/1/37	218,773	211,838
2,3	Federal National Mortgage Assn.	6.000%	10/1/08-2/1/37	113,531	112,637
2,3	Federal National Mortgage Assn.	6.500%	8/1/08-6/1/37	51,762	52,443
2,3	Federal National Mortgage Assn.	7.000%	10/1/07-7/1/37	12,542	12,910
2,3	Federal National Mortgage Assn.	7.500%	8/1/07-12/1/32	1,894	1,959
2,3	Federal National Mortgage Assn.	8.000%	1/1/08-11/1/30	285	302
2,3	Federal National Mortgage Assn.	8.500%	11/1/09-9/1/30	185	193
2,3	Federal National Mortgage Assn.	9.000%	10/1/16-8/1/26	52	55
2,3	Federal National Mortgage Assn.	9.500%	5/1/16-2/1/25	13	13

2,3	Federal National Mortgage Assn.	10.000%	1/1/20-8/1/21	2	2
2,3	Federal National Mortgage Assn.	10.500%	8/1/20	2	2
3	Government National Mortgage Assn.	4.500%	8/15/18-7/15/35	3,570	3,329
3	Government National Mortgage Assn.	5.000%	3/15/18-1/20/37	28,061	26,628
3	Government National Mortgage Assn.	5.500%	3/15/15-7/1/37	47,129	45,744
3	Government National Mortgage Assn.	6.000%	3/15/09-7/1/37	35,630	35,453
3	Government National Mortgage Assn.	6.500%	1/15/09-7/1/37	14,553	14,805
3	Government National Mortgage Assn.	7.000%	5/15/08-8/15/32	3,877	4,014
3	Government National Mortgage Assn.	7.500%	5/15/08-3/15/32	1,086	1,129
3	Government National Mortgage Assn.	8.000%	9/15/09-3/15/32	651	690
3	Government National Mortgage Assn.	8.500%	3/15/17-7/15/30	81	90
3	Government National Mortgage Assn.	9.000%	6/15/16-2/15/30	120	130
3	Government National Mortgage Assn.	9.500%	9/15/18-1/15/25	28	30
3	Government National Mortgage Assn.	10.000%	10/15/17-3/15/19	2	4
3	Government National Mortgage Assn.	11.000%	12/15/15	1	1

	Nonconventional Mortgage-Backed Securities (1.2%)
2,3	Federal Home Loan Mortgage Corp.	4.292%	4/1/36	3,528	3,470
2,3	Federal Home Loan Mortgage Corp.	4.331%	11/1/33	402	398
2,3	Federal Home Loan Mortgage Corp.	4.599%	11/1/34	1,562	1,523
2,3	Federal Home Loan Mortgage Corp.	4.623%	4/1/35	1,855	1,809
2,3	Federal Home Loan Mortgage Corp.	4.667%	12/1/35	2,292	2,253
2,3	Federal Home Loan Mortgage Corp.	4.699%	12/1/34	403	398
2,3	Federal Home Loan Mortgage Corp.	4.792%	7/1/35	3,054	2,997
2,3	Federal Home Loan Mortgage Corp.	5.279%	3/1/36	1,981	1,969
2,3	Federal Home Loan Mortgage Corp.	5.306%	3/1/37	1,444	1,435
2,3	Federal Home Loan Mortgage Corp.	5.326%	12/1/36	591	588
2,3	Federal Home Loan Mortgage Corp.	5.427%	3/1/37	1,473	1,455
2,3	Federal Home Loan Mortgage Corp.	5.457%	4/1/37	2,261	2,234
2,3	Federal Home Loan Mortgage Corp.	5.471%	1/1/37	938	938
2,3	Federal Home Loan Mortgage Corp.	5.584%	5/1/36	2,634	2,648
2,3	Federal Home Loan Mortgage Corp.	5.625%	4/1/37	1,714	1,709
2,3	Federal Home Loan Mortgage Corp.	5.707%	12/1/36	2,510	2,503
2,3	Federal Home Loan Mortgage Corp.	5.716%	3/1/37	3,422	3,410
2,3	Federal Home Loan Mortgage Corp.	5.773%	5/1/36	764	765
2,3	Federal Home Loan Mortgage Corp.	5.855%	4/1/37	1,809	1,818
2,3	Federal Home Loan Mortgage Corp.	5.875%	5/1/37	2,473	2,446
2,3	Federal National Mortgage Assn.	4.135%	5/1/34	566	548
2,3	Federal National Mortgage Assn.	4.423%	8/1/35	3,358	3,270
2,3	Federal National Mortgage Assn.	4.431%	4/1/36	2,849	2,819
2,3	Federal National Mortgage Assn.	4.571%	1/1/35	1,249	1,225
2,3	Federal National Mortgage Assn.	4.591%	11/1/34	2,021	1,948
2,3	Federal National Mortgage Assn.	4.604%	12/1/34	1,557	1,526
2,3	Federal National Mortgage Assn.	4.633%	11/1/33	393	384
2,3	Federal National Mortgage Assn.	4.644%	9/1/34	935	913
2,3	Federal National Mortgage Assn.	4.707%	10/1/34	977	962
2,3	Federal National Mortgage Assn.	4.733%	8/1/35	991	978
2,3	Federal National Mortgage Assn.	4.734%	9/1/35	1,095	1,074
2,3	Federal National Mortgage Assn.	4.760%	6/1/34	746	734
2,3	Federal National Mortgage Assn.	4.760%	9/1/34	452	447

2,3	Federal National Mortgage Assn.	4.781%	4/1/36	3,373	3,347
2,3	Federal National Mortgage Assn.	4.782%	10/1/34	1,578	1,555
2,3	Federal National Mortgage Assn.	4.840%	4/1/37	2,278	2,255
2,3	Federal National Mortgage Assn.	4.878%	7/1/35	1,428	1,403
2,3	Federal National Mortgage Assn.	4.958%	7/1/35	568	562
2,3	Federal National Mortgage Assn.	4.974%	10/1/35	1,700	1,679
2,3	Federal National Mortgage Assn.	5.072%	11/1/35	2,191	2,154
2,3	Federal National Mortgage Assn.	5.089%	12/1/35	2,640	2,608
2,3	Federal National Mortgage Assn.	5.095%	1/1/36	1,603	1,584
2,3	Federal National Mortgage Assn.	5.107%	2/1/36	660	652
2,3	Federal National Mortgage Assn.	5.140%	12/1/35	3,248	3,207
2,3	Federal National Mortgage Assn.	5.300%	3/1/37	1,287	1,275
2,3	Federal National Mortgage Assn.	5.477%	2/1/36	2,025	2,008
2,3	Federal National Mortgage Assn.	5.512%	5/1/37	1,216	1,214
2,3	Federal National Mortgage Assn.	5.626%	7/1/36	354	355
2,3	Federal National Mortgage Assn.	5.662%	1/1/37	1,656	1,653
2,3	Federal National Mortgage Assn.	5.670%	6/1/36	1,260	1,270
2,3	Federal National Mortgage Assn.	5.670%	3/1/37	1,738	1,738
2,3	Federal National Mortgage Assn.	5.695%	3/1/37	4,652	4,645
2,3	Federal National Mortgage Assn.	5.699%	2/1/37	1,654	1,659
2,3	Federal National Mortgage Assn.	5.709%	2/1/37	3,401	3,398
2,3	Federal National Mortgage Assn.	5.744%	3/1/37	4,171	4,166
2,3	Federal National Mortgage Assn.	5.744%	12/1/36	4,793	4,792
2,3	Federal National Mortgage Assn.	5.757%	4/1/36	1,703	1,714
2,3	Federal National Mortgage Assn.	5.780%	4/1/37	572	573
2,3	Federal National Mortgage Assn.	5.804%	4/1/37	1,959	1,941
2,3	Federal National Mortgage Assn.	5.825%	6/1/37	2,000	1,996
2,3	Federal National Mortgage Assn.	5.853%	1/1/36	558	562
2,3	Federal National Mortgage Assn.	5.892%	9/1/36	1,347	1,354
					1,395,584
Total U.S. Government and Agency Obligations (Cost $2,702,618)				2,657,940
Corporate Bonds (10.4%)
	Asset-Backed/Commercial Mortgage-Backed Securities (3.1%)
3,4	American Express Credit Account Master Trust	5.460%	3/15/10	9,000	9,002
3,4	American Express Credit Account Master Trust	5.430%	9/15/10	12,800	12,814
3,4	American Express Credit Account Master Trust	5.430%	10/15/10	1,800	1,802
3,4	American Express Credit Account Master Trust	5.320%	1/18/11	745	746
3,5	BA Covered Bond Issuer	5.500%	6/14/12	4,000	4,014
3,4	Bank One Issuance Trust	5.440%	6/15/10	7,000	7,000
3,4	Bank One Issuance Trust	5.430%	12/15/10	13,000	13,020
	Bear Stearns Commercial Mortgage Securities,
3	Inc.	5.610%	11/15/33	4,000	3,988
3,4	Capital One Multi-Asset Execution Trust	5.590%	7/15/10	2,000	2,001
3	Capital One Multi-Asset Execution Trust	3.650%	7/15/11	2,000	1,962
3,4	Capital One Multi-Asset Execution Trust	5.500%	9/15/11	5,000	5,018
3,4	Capital One Multi-Asset Execution Trust	5.420%	2/15/12	5,500	5,512
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,365
3,4	Chase Credit Card Master Trust	5.440%	2/15/10	4,500	4,500
3,4	Chase Credit Card Master Trust	5.440%	1/17/11	5,500	5,514
3,4	Chase Issuance Trust	5.330%	12/15/10	27,700	27,697
3,4	Chase Issuance Trust	5.330%	2/15/11	1,000	1,001
3	Chase Issuance Trust	4.650%	12/17/12	3,300	3,229
3	Citibank Credit Card Issuance Trust	2.900%	5/17/10	4,000	3,919
3	Citibank Credit Card Issuance Trust	3.500%	8/16/10	2,000	1,961
3	Citibank Credit Card Master Trust	5.875%	3/10/11	2,000	2,019
3,5	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	1,700	1,933
	Commercial Mortgage Lease-
3,5	Backed Certificate	6.746%	6/20/31	469	480
3	Countrywide Home Loans	4.047%	5/25/33	743	731

3	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	6,950	6,631
3	DaimlerChrysler Auto Trust	4.200%	7/8/10	600	594
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	3,000	3,000
3,4	Discover Card Master Trust I	5.350%	4/16/10	33,000	33,008
3,4	Discover Card Master Trust I	5.450%	8/15/10	2,000	2,003
3,4	Discover Card Master Trust I	5.340%	5/15/11	1,000	1,001
3	First Union National Bank
	Commercial Mortgage Trust	6.223%	12/12/33	350	358
3,4	Fleet Credit Card Master Trust II	5.460%	4/15/10	4,000	4,002
3	Ford Credit Auto Owner Trust	4.300%	8/15/09	1,255	1,249
3,4	GE Capital Credit Card Master Note Trust	5.360%	9/15/10	22,000	22,005
3	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	5,300	5,279
3,4	Gracechurch Card Funding PLC	5.340%	11/16/09	15,000	15,003
3,4	Gracechurch Card Funding PLC	5.330%	6/15/10	3,000	3,002
3,4	Gracechurch Card Funding PLC	5.330%	9/15/10	17,000	17,013
3	Honda Auto Receivables Owner Trust	2.910%	10/20/08	323	322
3	Honda Auto Receivables Owner Trust	4.610%	8/17/09	2,780	2,770
3	Honda Auto Receivables Owner Trust	5.300%	7/21/10	2,200	2,198
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	3,500	3,485
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	2,025	1,948
3,4	MBNA Credit Card Master Note Trust	5.320%	12/15/10	25,000	25,020
3	MBNA Credit Card Master Note Trust	4.300%	2/15/11	4,550	4,500
3,4	MBNA Credit Card Master Note Trust	5.450%	2/15/11	9,000	9,024
3	MBNA Master Credit Card Trust	7.000%	2/15/12	5,800	6,012
3	Morgan Stanley Capital I	5.230%	9/15/42	1,050	1,010
3	Nissan Auto Receivables Owner Trust	4.190%	7/15/09	4,343	4,319
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	825	802
3	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,164
3	Salomon Brothers Mortgage Securities VII	4.115%	9/25/33	2,013	1,984
3	USAA Auto Owner Trust	4.550%	2/16/10	3,096	3,082
3	USAA Auto Owner Trust	5.360%	2/15/11	1,800	1,802
3	Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	2,433	2,428
3	World Omni Auto Receivables Trust	3.540%	6/12/09	1,055	1,051
Finance (3.1%)
	Banking (1.3%)
	Abbey National PLC	7.950%	10/26/29	1,275	1,539
	AmSouth Bank NA	5.200%	4/1/15	650	625
	Bank of America Corp.	4.375%	12/1/10	4,000	3,885
	Bank of America Corp.	6.250%	4/15/12	350	361
	Bank of America Corp.	4.750%	8/15/13	1,000	949
	Bank of America Corp.	5.375%	6/15/14	250	246
	Bank of America Corp.	5.125%	11/15/14	1,000	965
	Bank of America Corp.	5.250%	12/1/15	725	698
	Bank of America Corp.	5.750%	8/15/16	275	271
	Bank of America Corp.	5.625%	10/14/16	1,875	1,844
	Bank of America Corp.	5.300%	3/15/17	975	937
	Bank of America Corp.	5.420%	3/15/17	1,200	1,152
	Bank of America Corp.	6.100%	6/15/17	350	355
	Bank of America Corp.	5.625%	3/8/35	350	314
	Bank of America Corp.	6.000%	10/15/36	600	581
	Bank of New York Co., Inc.	4.950%	1/14/11	500	492
	Bank of New York Co., Inc.	4.950%	3/15/15	800	759
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	500	537
	Bank One Corp.	6.000%	2/17/09	1,000	1,009
	Bank One Corp.	7.875%	8/1/10	375	400
	Bank One Corp.	5.250%	1/30/13	925	907
	Bank One Corp.	4.900%	4/30/15	475	446
3	Barclays Bank PLC	6.278%	12/29/49	350	322

	BB&T Corp.	6.500%	8/1/11	375	387
	BB&T Corp.	4.750%	10/1/12	300	288
	BB&T Corp.	5.200%	12/23/15	475	456
	BB&T Corp.	5.625%	9/15/16	100	98
	BB&T Corp.	5.250%	11/1/19	400	374
	BB&T Corp.	6.750%	6/7/36	1,100	1,138
	Charter One Bank N.A.	5.500%	4/26/11	1,700	1,700
	Citigroup, Inc.	3.625%	2/9/09	125	122
	Citigroup, Inc.	4.250%	7/29/09	675	661
	Citigroup, Inc.	4.625%	8/3/10	1,550	1,516
	Citigroup, Inc.	6.500%	1/18/11	1,125	1,160
	Citigroup, Inc.	5.100%	9/29/11	2,425	2,390
	Citigroup, Inc.	6.000%	2/21/12	400	408
	Citigroup, Inc.	5.250%	2/27/12	500	494
	Citigroup, Inc.	5.000%	9/15/14	4,775	4,542
	Citigroup, Inc.	4.875%	5/7/15	200	188
	Citigroup, Inc.	5.300%	1/7/16	800	773
	Citigroup, Inc.	5.500%	2/15/17	100	97
	Citigroup, Inc.	6.625%	6/15/32	1,050	1,110
	Citigroup, Inc.	5.875%	2/22/33	825	783
	Citigroup, Inc.	6.000%	10/31/33	300	291
	Citigroup, Inc.	5.850%	12/11/34	50	48
	Colonial Bank NA	6.375%	12/1/15	150	150
	Comerica Bank	5.750%	11/21/16	750	732
	Comerica Bank	5.200%	8/22/17	300	278
	Compass Bank	5.900%	4/1/26	225	214
	Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	3,750	3,669
	Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	400	396
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	225	222
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	750	745
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	250	255
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,600	1,664
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	250	237
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	350	335
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	200	226
3	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	225	216
	Deutsche Bank Financial LLC	5.375%	3/2/15	900	878
	Fifth Third Bank	3.375%	8/15/08	300	294
	Fifth Third Bank	4.200%	2/23/10	550	534
	Fifth Third Bank	4.750%	2/1/15	325	304
	First Tennessee Bank	5.050%	1/15/15	200	189
	FirstStar Bank	7.125%	12/1/09	750	780
	Fleet Capital Trust II	7.920%	12/11/26	500	520
	Fleet Financial Group, Inc.	6.875%	1/15/28	600	636
5	HBOS Treasury Services PLC	5.250%	2/21/17	1,950	1,907
	HSBC Bank USA	4.625%	4/1/14	325	305
	HSBC Bank USA	5.875%	11/1/34	300	288
	HSBC Bank USA	5.625%	8/15/35	900	820
	HSBC Holdings PLC	7.500%	7/15/09	500	520
	HSBC Holdings PLC	5.250%	12/12/12	625	616
	HSBC Holdings PLC	7.625%	5/17/32	400	464
	HSBC Holdings PLC	7.350%	11/27/32	400	446
	HSBC Holdings PLC	6.500%	5/2/36	925	954
	J.P. Morgan, Inc.	6.000%	1/15/09	975	984
	JP Morgan Chase Capital XXII	6.450%	2/2/37	350	333
	JPM Capital Trust	6.550%	9/29/36	600	589
	JPMorgan Capital Trust	5.875%	3/15/35	1,400	1,286
	JPMorgan Chase & Co.	3.500%	3/15/09	1,975	1,919
	JPMorgan Chase & Co.	6.750%	2/1/11	300	311

	JPMorgan Chase & Co.	5.600%	6/1/11	300	301
	JPMorgan Chase & Co.	4.500%	1/15/12	675	649
	JPMorgan Chase & Co.	6.625%	3/15/12	425	442
	JPMorgan Chase & Co.	5.750%	1/2/13	350	351
	JPMorgan Chase & Co.	5.375%	1/15/14	150	147
	JPMorgan Chase & Co.	5.125%	9/15/14	375	360
	JPMorgan Chase & Co.	4.750%	3/1/15	125	117
	JPMorgan Chase & Co.	5.250%	5/1/15	1,275	1,222
	JPMorgan Chase & Co.	5.150%	10/1/15	675	642
	JPMorgan Chase & Co.	5.875%	6/13/16	1,650	1,639
	JPMorgan Chase & Co.	6.125%	6/27/17	850	856
	Key Bank NA	5.800%	7/1/14	150	150
	Key Bank NA	4.950%	9/15/15	725	678
	Key Bank NA	5.450%	3/3/16	300	289
	Marshall & Ilsley Bank	4.850%	6/16/15	375	354
	Marshall & Ilsley Bank	5.000%	1/17/17	750	704
	Marshall & Ilsley Corp.	4.375%	8/1/09	75	74
	MBNA America Bank NA	4.625%	8/3/09	250	246
	MBNA Corp.	6.125%	3/1/13	500	510
	MBNA Corp.	5.000%	6/15/15	200	189
	Mellon Funding Corp.	5.000%	12/1/14	250	239
	NB Capital Trust IV	8.250%	4/15/27	1,000	1,040
	North Fork Bancorp., Inc.	5.875%	8/15/12	600	596
5	Northern Rock PLC	5.625%	6/22/17	3,900	3,897
	PNC Bank NA	4.875%	9/21/17	725	668
	PNC Funding Corp.	5.250%	11/15/15	250	240
	Regions Financial Corp.	4.500%	8/8/08	400	396
	Regions Financial Corp.	7.000%	3/1/11	750	785
	Regions Financial Corp.	7.750%	3/1/11	1,000	1,069
	Regions Financial Corp.	6.375%	5/15/12	75	77
3	Regions Financial Corp.	6.625%	5/15/47	300	289
	Republic New York Corp.	7.750%	5/15/09	300	312
	Royal Bank of Canada	4.125%	1/26/10	1,000	971
	Royal Bank of Canada	5.650%	7/20/11	250	252
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	334
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	250	242
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	975	939
3	Royal Bank of Scotland Group PLC	7.648%	8/29/49	1,525	1,691
	Santander Central Hispano Issuances	7.625%	9/14/10	400	426
	Santander Finance Issuances	6.375%	2/15/11	1,075	1,106
	Sanwa Bank Ltd.	8.350%	7/15/09	1,025	1,079
	Sanwa Bank Ltd.	7.400%	6/15/11	1,625	1,730
	Southtrust Corp.	5.800%	6/15/14	300	300
	Sovereign Bancorp, Inc.	4.800%	9/1/10	575	561
	Sovereign Bank	5.125%	3/15/13	250	241
	State Street Capital Trust	5.300%	1/15/16	300	290
	Sumitomo Bank International Finance NV	8.500%	6/15/09	800	843
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	975	1,067
	SunTrust Banks, Inc.	6.375%	4/1/11	500	514
	SunTrust Banks, Inc.	5.200%	1/17/17	750	716
	SunTrust Banks, Inc.	5.450%	12/1/17	100	96
3	Suntrust Capital	6.100%	12/1/66	175	161
	Swiss Bank Corp.	7.000%	10/15/15	750	807
	Synovus Financial Corp.	5.125%	6/15/17	500	469
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	526
	Union Bank of California NA	5.950%	5/11/16	450	449
	UnionBanCal Corp.	5.250%	12/16/13	150	145
	US Bank NA	4.400%	8/15/08	350	346
	US Bank NA	6.375%	8/1/11	250	258

	US Bank NA	6.300%	2/4/14	250	258
	Wachovia Bank NA	4.375%	8/15/08	125	124
	Wachovia Bank NA	4.875%	2/1/15	1,030	974
	Wachovia Bank NA	5.850%	2/1/37	750	715
	Wachovia Corp.	3.500%	8/15/08	1,000	980
	Wachovia Corp.	3.625%	2/17/09	2,425	2,362
	Wachovia Corp.	4.375%	6/1/10	450	438
	Wachovia Corp.	7.800%	8/18/10	150	160
	Wachovia Corp.	5.300%	10/15/11	1,350	1,336
	Wachovia Corp.	5.250%	8/1/14	170	164
	Wachovia Corp.	5.625%	10/15/16	500	489
	Wachovia Corp.	5.750%	6/15/17	375	370
5	Wachovia Corp.	8.000%	12/15/26	1,200	1,248
	Wachovia Corp.	7.500%	4/15/35	150	175
	Wachovia Corp.	5.500%	8/1/35	200	179
	Wachovia Corp.	6.550%	10/15/35	100	104
	Washington Mutual Bank	6.875%	6/15/11	1,375	1,427
	Washington Mutual Bank	5.650%	8/15/14	450	437
	Washington Mutual Bank	5.125%	1/15/15	250	234
	Washington Mutual, Inc.	5.000%	3/22/12	800	773
	Washington Mutual, Inc.	5.250%	9/15/17	250	234
	Wells Fargo & Co.	3.125%	4/1/09	1,850	1,784
	Wells Fargo & Co.	4.200%	1/15/10	2,825	2,749
	Wells Fargo & Co.	4.875%	1/12/11	425	417
	Wells Fargo & Co.	5.300%	8/26/11	200	199
	Wells Fargo & Co.	4.950%	10/16/13	800	768
	Wells Fargo & Co.	5.000%	11/15/14	400	384
	Wells Fargo & Co.	5.375%	2/7/35	1,200	1,092
	Wells Fargo Bank NA	4.750%	2/9/15	850	796
	Wells Fargo Bank NA	5.750%	5/16/16	250	250
	Wells Fargo Bank NA	5.950%	8/26/36	200	194
	Wells Fargo Capital X	5.950%	12/15/36	425	395
	World Savings Bank, FSB	4.125%	12/15/09	500	486
	Zions Bancorp.	5.500%	11/16/15	675	651
	Brokerage (0.6%)
	Ameriprise Financial Inc.	5.350%	11/15/10	625	621
	Ameriprise Financial Inc.	5.650%	11/15/15	525	514
	Bear Stearns Co., Inc.	4.550%	6/23/10	425	413
	Bear Stearns Co., Inc.	5.500%	8/15/11	400	396
	Bear Stearns Co., Inc.	5.350%	2/1/12	500	491
	Bear Stearns Co., Inc.	5.700%	11/15/14	750	736
	Bear Stearns Co., Inc.	5.300%	10/30/15	985	937
	Bear Stearns Co., Inc.	5.550%	1/22/17	1,150	1,086
	Goldman Sachs Group, Inc.	3.875%	1/15/09	1,420	1,389
	Goldman Sachs Group, Inc.	6.650%	5/15/09	400	409
	Goldman Sachs Group, Inc.	4.500%	6/15/10	2,290	2,231
	Goldman Sachs Group, Inc.	6.875%	1/15/11	175	182
	Goldman Sachs Group, Inc.	6.600%	1/15/12	1,075	1,116
	Goldman Sachs Group, Inc.	5.700%	9/1/12	975	974
	Goldman Sachs Group, Inc.	5.250%	4/1/13	1,525	1,486
	Goldman Sachs Group, Inc.	4.750%	7/15/13	225	213
	Goldman Sachs Group, Inc.	5.250%	10/15/13	475	460
	Goldman Sachs Group, Inc.	5.150%	1/15/14	600	579
	Goldman Sachs Group, Inc.	5.000%	10/1/14	1,450	1,378
	Goldman Sachs Group, Inc.	5.125%	1/15/15	875	832
	Goldman Sachs Group, Inc.	5.350%	1/15/16	800	766
	Goldman Sachs Group, Inc.	5.750%	10/1/16	300	293
	Goldman Sachs Group, Inc.	5.625%	1/15/17	625	599
	Goldman Sachs Group, Inc.	5.950%	1/15/27	500	474

	Goldman Sachs Group, Inc.	6.125%	2/15/33	875	841
	Goldman Sachs Group, Inc.	6.345%	2/15/34	1,125	1,074
	Goldman Sachs Group, Inc.	6.450%	5/1/36	1,300	1,280
	Janus Capital Group	5.875%	9/15/11	300	299
	Janus Capital Group	6.700%	6/15/17	150	152
	Jefferies Group Inc.	6.450%	6/8/27	1,150	1,135
	Jefferies Group Inc.	6.250%	1/15/36	725	692
5	Lazard Group	6.850%	6/15/17	450	450
	Lehman Brothers Holdings, Inc.	3.500%	8/7/08	300	294
	Lehman Brothers Holdings, Inc.	3.600%	3/13/09	500	486
	Lehman Brothers Holdings, Inc.	4.250%	1/27/10	325	316
	Lehman Brothers Holdings, Inc.	4.375%	11/30/10	100	96
	Lehman Brothers Holdings, Inc.	5.000%	1/14/11	700	686
	Lehman Brothers Holdings, Inc.	6.625%	1/18/12	2,275	2,358
	Lehman Brothers Holdings, Inc.	5.250%	2/6/12	375	369
	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	1,175	1,174
	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	1,275	1,234
	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	625	606
3	Lehman Brothers Holdings, Inc.	6.000%	5/3/32	400	377
	Merrill Lynch & Co., Inc.	3.125%	7/15/08	200	194
	Merrill Lynch & Co., Inc.	4.125%	1/15/09	625	613
	Merrill Lynch & Co., Inc.	6.000%	2/17/09	775	783
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	925	899
	Merrill Lynch & Co., Inc.	4.790%	8/4/10	1,875	1,840
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	300	302
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	1,050	1,003
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	25	25
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	2,275	2,158
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	850	843
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	1,000	963
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	750	733
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	550	518
	Morgan Stanley Dean Witter	3.875%	1/15/09	1,400	1,370
	Morgan Stanley Dean Witter	4.000%	1/15/10	1,800	1,740
	Morgan Stanley Dean Witter	4.250%	5/15/10	675	655
	Morgan Stanley Dean Witter	6.750%	4/15/11	750	778
	Morgan Stanley Dean Witter	5.625%	1/9/12	1,250	1,249
	Morgan Stanley Dean Witter	6.600%	4/1/12	1,500	1,555
	Morgan Stanley Dean Witter	4.750%	4/1/14	2,000	1,869
	Morgan Stanley Dean Witter	5.375%	10/15/15	650	623
	Morgan Stanley Dean Witter	5.750%	10/18/16	800	778
	Morgan Stanley Dean Witter	5.450%	1/9/17	750	722
	Morgan Stanley Dean Witter	5.550%	4/27/17	950	907
	Morgan Stanley Dean Witter	6.250%	8/9/26	1,050	1,043
	Morgan Stanley Dean Witter	7.250%	4/1/32	475	528
	Finance Companies (0.6%)
	Allied Capital Corp.	6.000%	4/1/12	275	272
	American Express Centurion Bank	4.375%	7/30/09	75	74
	American Express Co.	5.250%	9/12/11	350	346
	American Express Co.	5.500%	9/12/16	350	341
3	American Express Co.	6.800%	9/1/66	550	567
	American Express Credit Corp.	5.000%	12/2/10	900	889
	American General Finance Corp.	3.875%	10/1/09	400	386
	American General Finance Corp.	4.875%	5/15/10	975	957
	American General Finance Corp.	5.625%	8/17/11	550	549
	American General Finance Corp.	4.875%	7/15/12	150	144
	American General Finance Corp.	5.850%	6/1/13	1,025	1,028
	American General Finance Corp.	5.750%	9/15/16	375	367
	Capital One Bank	4.250%	12/1/08	375	369

	Capital One Bank	5.125%	2/15/14	700	673
	Capital One Capital III	7.686%	8/15/36	525	542
	Capital One Capital IV	6.745%	2/17/37	300	283
	Capital One Financial	5.700%	9/15/11	375	374
	Capital One Financial	4.800%	2/21/12	50	48
	Capital One Financial	5.500%	6/1/15	225	217
	Capital One Financial	6.150%	9/1/16	50	50
	Capital One Financial	5.250%	2/21/17	50	47
5	Capmark Financial Group	5.875%	5/10/12	100	98
5	Capmark Financial Group	6.300%	5/10/17	275	267
	CIT Group Co. of Canada	4.650%	7/1/10	300	291
	CIT Group Co. of Canada	5.200%	6/1/15	850	788
	CIT Group, Inc.	5.000%	11/24/08	775	770
	CIT Group, Inc.	4.250%	2/1/10	400	387
	CIT Group, Inc.	5.200%	11/3/10	775	764
	CIT Group, Inc.	4.750%	12/15/10	1,125	1,089
	CIT Group, Inc.	5.600%	4/27/11	500	498
	CIT Group, Inc.	5.400%	3/7/13	150	146
	CIT Group, Inc.	5.125%	9/30/14	200	188
	CIT Group, Inc.	5.000%	2/1/15	400	372
	CIT Group, Inc.	5.400%	1/30/16	25	24
	CIT Group, Inc.	5.850%	9/15/16	300	289
	CIT Group, Inc.	5.650%	2/13/17	850	806
	CIT Group, Inc.	6.000%	4/1/36	500	466
3	CIT Group, Inc.	6.100%	3/15/67	25	23
	Countrywide Financial Corp.	5.800%	6/7/12	50	50
	Countrywide Financial Corp.	6.250%	5/15/16	325	319
	Countrywide Home Loan	4.125%	9/15/09	425	412
	Countrywide Home Loan	4.000%	3/22/11	1,925	1,804
	General Electric Capital Corp.	3.600%	10/15/08	600	587
	General Electric Capital Corp.	3.125%	4/1/09	425	410
	General Electric Capital Corp.	3.250%	6/15/09	1,000	964
	General Electric Capital Corp.	4.125%	9/1/09	25	24
	General Electric Capital Corp.	4.625%	9/15/09	750	739
	General Electric Capital Corp.	5.250%	10/27/09	850	849
	General Electric Capital Corp.	4.875%	10/21/10	1,050	1,034
	General Electric Capital Corp.	6.125%	2/22/11	1,725	1,760
	General Electric Capital Corp.	5.500%	4/28/11	1,475	1,476
	General Electric Capital Corp.	5.875%	2/15/12	1,675	1,695
	General Electric Capital Corp.	4.375%	3/3/12	1,075	1,025
	General Electric Capital Corp.	5.000%	4/10/12	250	244
	General Electric Capital Corp.	4.250%	6/15/12	550	521
	General Electric Capital Corp.	5.500%	6/4/14	1,350	1,334
	General Electric Capital Corp.	5.650%	6/9/14	1,150	1,148
	General Electric Capital Corp.	4.875%	3/4/15	100	95
	General Electric Capital Corp.	5.000%	1/8/16	875	831
	General Electric Capital Corp.	5.375%	10/20/16	350	339
	General Electric Capital Corp.	5.400%	2/15/17	350	338
	General Electric Capital Corp.	6.750%	3/15/32	3,525	3,829
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	300	290
	HSBC Finance Corp.	4.125%	12/15/08	1,850	1,817
	HSBC Finance Corp.	4.750%	5/15/09	175	173
	HSBC Finance Corp.	4.125%	11/16/09	405	393
	HSBC Finance Corp.	4.625%	9/15/10	250	244
	HSBC Finance Corp.	5.250%	1/14/11	1,470	1,451
	HSBC Finance Corp.	5.700%	6/1/11	1,275	1,276
	HSBC Finance Corp.	6.375%	10/15/11	1,450	1,492
	HSBC Finance Corp.	5.900%	6/19/12	1,050	1,056
	HSBC Finance Corp.	5.250%	1/15/14	825	798

	HSBC Finance Corp.	5.250%	4/15/15	225	216
	HSBC Finance Corp.	5.000%	6/30/15	325	305
	HSBC Finance Corp.	5.500%	1/19/16	400	384
	International Lease Finance Corp.	4.875%	9/1/10	225	221
	International Lease Finance Corp.	5.125%	11/1/10	400	395
	International Lease Finance Corp.	5.450%	3/24/11	400	398
	International Lease Finance Corp.	5.750%	6/15/11	925	929
	International Lease Finance Corp.	5.300%	5/1/12	150	148
	International Lease Finance Corp.	5.000%	9/15/12	1,425	1,379
	International Lease Finance Corp.	5.650%	6/1/14	700	693
	iStar Financial Inc.	6.000%	12/15/10	250	251
	iStar Financial Inc.	5.650%	9/15/11	175	173
	iStar Financial Inc.	5.150%	3/1/12	1,100	1,060
	iStar Financial Inc.	5.950%	10/15/13	25	25
	iStar Financial Inc.	5.875%	3/15/16	375	360
	iStar Financial Inc.	5.850%	3/15/17	50	48
	Residential Capital Corp.	6.125%	11/21/08	775	769
	Residential Capital Corp.	6.375%	6/30/10	925	914
	Residential Capital Corp.	6.500%	4/17/13	675	654
	SLM Corp.	4.000%	1/15/09	250	241
	SLM Corp.	4.500%	7/26/10	150	139
	SLM Corp.	5.400%	10/25/11	325	298
	SLM Corp.	5.375%	1/15/13	500	444
	SLM Corp.	5.625%	8/1/33	700	539
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	98
	ACE INA Holdings, Inc.	5.700%	2/15/17	450	437
	AEGON Funding Corp.	5.750%	12/15/20	50	49
	AEGON NV	4.750%	6/1/13	75	72
	Aetna, Inc.	7.875%	3/1/11	300	322
	Aetna, Inc.	5.750%	6/15/11	75	75
	Aetna, Inc.	6.625%	6/15/36	650	664
	Allied World Assurance	7.500%	8/1/16	550	574
	Allstate Corp.	7.200%	12/1/09	1,025	1,067
	Allstate Corp.	5.000%	8/15/14	25	24
	Allstate Corp.	6.125%	12/15/32	250	247
	Allstate Corp.	5.550%	5/9/35	100	91
3	Allstate Corp.	6.125%	5/15/37	200	192
3	Allstate Corp.	6.500%	5/15/57	200	190
	Allstate Life Global Funding	4.500%	5/29/09	250	246
	Ambac, Inc.	5.950%	12/5/35	1,250	1,195
	Ambac, Inc.	6.150%	2/15/37	100	90
	American General Capital II	8.500%	7/1/30	700	883
	American International Group, Inc.	4.700%	10/1/10	200	196
	American International Group, Inc.	5.375%	10/18/11	400	398
	American International Group, Inc.	4.950%	3/20/12	1,500	1,465
	American International Group, Inc.	5.050%	10/1/15	725	690
	American International Group, Inc.	5.600%	10/18/16	275	271
	American International Group, Inc.	6.250%	5/1/36	700	707
	American International Group, Inc.	6.250%	3/15/37	275	258
	Aon Capital Trust	8.205%	1/1/27	100	107
	Arch Capital Group Ltd.	7.350%	5/1/34	375	396
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	300	292
	Assurant, Inc.	5.625%	2/15/14	200	195
	Assurant, Inc.	6.750%	2/15/34	400	408
	AXA SA	8.600%	12/15/30	1,125	1,363
	Axis Capital Holdings	5.750%	12/1/14	275	269
	Berkshire Hathaway Finance Corp.	3.375%	10/15/08	250	244
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	1,750	1,700

	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	400	386
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	175	166
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	50	48
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	700	662
	Chubb Corp.	6.000%	5/11/37	650	620
3	Chubb Corp.	6.375%	3/29/67	250	244
	CIGNA Corp.	6.150%	11/15/36	500	477
	Cincinnati Financial Corp.	6.125%	11/1/34	325	315
	CNA Financial Corp.	6.000%	8/15/11	300	302
	CNA Financial Corp.	5.850%	12/15/14	850	828
	CNA Financial Corp.	6.500%	8/15/16	475	481
	Commerce Group, Inc.	5.950%	12/9/13	175	173
3	Everest Reinsurance Holdings, Inc.	6.600%	5/1/67	275	264
	Fund American Cos., Inc.	5.875%	5/15/13	150	146
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	500	514
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	175	187
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	300	347
	Genworth Financial, Inc.	4.750%	6/15/09	300	296
	Genworth Financial, Inc.	4.950%	10/1/15	125	117
	Genworth Financial, Inc.	6.500%	6/15/34	425	438
3	Genworth Financial, Inc.	6.150%	11/15/66	125	119
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	175	173
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	175	170
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	150	144
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	325	312
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	225	218
	Humana Inc.	6.450%	6/1/16	625	628
3	ING Capital Funding Trust III	5.775%	12/8/49	475	459
	ING USA Global	4.500%	10/1/10	675	656
	John Hancock Financial Services	5.625%	12/1/08	150	150
	Lincoln National Corp.	6.200%	12/15/11	550	562
	Lincoln National Corp.	6.150%	4/7/36	350	344
3	Lincoln National Corp.	6.050%	4/20/67	175	166
	Loews Corp.	6.000%	2/1/35	200	185
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	275	275
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	350	326
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	525	496
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	100	87
	MetLife, Inc.	5.500%	6/15/14	550	540
	MetLife, Inc.	5.000%	6/15/15	450	426
	MetLife, Inc.	6.500%	12/15/32	75	78
	MetLife, Inc.	6.375%	6/15/34	625	629
	MetLife, Inc.	5.700%	6/15/35	125	115
	Principal Financial Group, Inc.	6.050%	10/15/36	250	242
	Principal Life Income Funding	5.125%	3/1/11	525	518
	Principal Life Income Funding	5.100%	4/15/14	475	458
	Progressive Corp.	6.375%	1/15/12	350	361
	Progressive Corp.	6.625%	3/1/29	500	531
3	Progressive Corp.	6.700%	6/15/37	425	422
	Protective Life Secured Trust	3.700%	11/24/08	650	636
	Protective Life Secured Trust	4.850%	8/16/10	375	368
	Prudential Financial, Inc.	5.800%	6/15/12	425	428
	Prudential Financial, Inc.	4.500%	7/15/13	450	421
	Prudential Financial, Inc.	5.100%	9/20/14	525	505
	Prudential Financial, Inc.	5.500%	3/15/16	150	146
	Prudential Financial, Inc.	6.100%	6/15/17	350	353
	Prudential Financial, Inc.	5.750%	7/15/33	200	187
	Prudential Financial, Inc.	5.400%	6/13/35	150	133
	Prudential Financial, Inc.	5.900%	3/17/36	325	307

	Prudential Financial, Inc.	5.700%	12/14/36	450	412
	Safeco Corp.	4.875%	2/1/10	1,250	1,231
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	600	583
	St. Paul Travelers Cos., Inc.	6.250%	6/20/16	100	102
	Torchmark Corp.	6.375%	6/15/16	425	434
3	Travelers Cos. Inc.	6.250%	3/15/37	250	240
	Travelers Cos. Inc.	6.250%	6/15/37	200	195
	UnitedHealth Group, Inc.	4.125%	8/15/09	675	657
	UnitedHealth Group, Inc.	5.000%	8/15/14	350	335
	UnitedHealth Group, Inc.	4.875%	3/15/15	250	235
5	UnitedHealth Group, Inc.	6.000%	6/15/17	100	100
5	UnitedHealth Group, Inc.	6.500%	6/15/37	200	202
	WellPoint Inc.	4.250%	12/15/09	175	170
	WellPoint Inc.	6.375%	1/15/12	200	205
	WellPoint Inc.	6.800%	8/1/12	550	574
	WellPoint Inc.	5.000%	12/15/14	125	118
	WellPoint Inc.	5.250%	1/15/16	125	119
	WellPoint Inc.	5.875%	6/15/17	400	395
	WellPoint Inc.	5.950%	12/15/34	750	692
	WellPoint Inc.	5.850%	1/15/36	150	137
	WellPoint Inc.	6.375%	6/15/37	600	592
	Willis North America Inc.	5.625%	7/15/15	400	373
	Willis North America Inc.	6.200%	3/28/17	300	295
	XL Capital Ltd.	5.250%	9/15/14	350	334
	XL Capital Ltd.	6.375%	11/15/24	100	98
	XL Capital Ltd.	6.250%	5/15/27	800	765
3	XL Capital Ltd.	6.500%	12/15/49	400	376
5	XTRA Finance Corp.	5.150%	4/1/17	575	550
	Real Estate Investment Trusts (0.1%)
	Archstone-Smith Operating Trust	5.250%	5/1/15	425	410
	AvalonBay Communities, Inc.	5.500%	1/15/12	225	224
	AvalonBay Communities, Inc.	5.750%	9/15/16	100	98
	Boston Properties, Inc.	6.250%	1/15/13	500	513
	Boston Properties, Inc.	5.625%	4/15/15	225	222
	Brandywine Operating Partnership	4.500%	11/1/09	425	415
	Brandywine Operating Partnership	5.400%	11/1/14	225	217
	Camden Property Trust	5.700%	5/15/17	325	314
	Colonial Realty LP	5.500%	10/1/15	250	241
	Duke Realty LP	5.625%	8/15/11	175	175
	Duke Realty LP	5.950%	2/15/17	200	199
	ERP Operating LP	6.625%	3/15/12	1,000	1,037
	ERP Operating LP	5.125%	3/15/16	650	613
	ERP Operating LP	5.375%	8/1/16	275	265
	ERP Operating LP	5.750%	6/15/17	300	294
	Health Care Property Investors, Inc.	6.450%	6/25/12	150	153
	Health Care Property Investors, Inc.	5.650%	12/15/13	350	342
	Health Care Property Investors, Inc.	6.300%	9/15/16	400	399
	Health Care Property Investors, Inc.	5.625%	5/1/17	25	24
	Health Care REIT, Inc.	6.000%	11/15/13	500	497
	Health Care REIT, Inc.	6.200%	6/1/16	250	248
	Hospitality Properties	5.125%	2/15/15	250	233
	HRPT Properties Trust	6.250%	8/15/16	700	706
Kimco Realty Corp.		5.783%	3/15/16	125	123
Liberty Property LP		5.125%	3/2/15	1,025	975
Liberty Property LP		5.500%	12/15/16	100	96
ProLogis		5.250%	11/15/10	250	247
ProLogis		5.500%	3/1/13	175	172
ProLogis		5.625%	11/15/15	350	342
ProLogis		5.750%	4/1/16	400	393

Regency Centers LP	6.750%	1/15/12	800	831
Regency Centers LP	5.250%	8/1/15	75	71
Simon Property Group Inc.	3.750%	1/30/09	200	195
Simon Property Group Inc.	4.875%	8/15/10	1,000	980
Simon Property Group Inc.	5.000%	3/1/12	175	170
Simon Property Group Inc.	5.750%	12/1/15	325	321
Simon Property Group Inc.	5.250%	12/1/16	1,125	1,066
Simon Property Group Inc.	5.875%	3/1/17	650	647
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	400	400
Vornado Realty	5.600%	2/15/11	750	746
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/33	250	240
Industrial (3.5%)
Basic Industry (0.2%)
Alcan, Inc.	4.875%	9/15/12	150	143
Alcan, Inc.	4.500%	5/15/13	125	116
Alcan, Inc.	5.000%	6/1/15	250	233
Alcan, Inc.	7.250%	3/15/31	250	262
Alcan, Inc.	6.125%	12/15/33	150	140
Alcoa, Inc.	5.550%	2/1/17	150	143
Alcoa, Inc.	5.720%	2/23/19	280	266
Alcoa, Inc.	5.900%	2/1/27	175	163
Aluminum Co. of America	6.750%	1/15/28	500	498
Barrick Gold Finance Inc.	4.875%	11/15/14	825	776
BHP Billiton Finance	4.800%	4/15/13	300	287
BHP Finance USA Ltd.	5.125%	3/29/12	300	294
BHP Finance USA Ltd.	8.500%	12/1/12	500	569
BHP Finance USA Ltd.	5.400%	3/29/17	350	338
Celulosa Arauco Constitution SA	8.625%	8/15/10	250	270
Celulosa Arauco Constitution SA	5.625%	4/20/15	775	737
Dow Chemical Co.	6.125%	2/1/11	625	634
Dow Chemical Co.	6.000%	10/1/12	50	50
Dow Chemical Co.	7.375%	11/1/29	725	786
E.I. du Pont de Nemours & Co.	6.875%	10/15/09	230	237
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	195	188
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	125	120
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	500	515
Falconbridge Ltd.	7.350%	6/5/12	375	401
ICI Wilmington	4.375%	12/1/08	375	369
Inco Ltd.	5.700%	10/15/15	450	441
Inco Ltd.	7.200%	9/15/32	100	106
International Paper Co.	4.250%	1/15/09	375	368
International Paper Co.	5.850%	10/30/12	201	201
International Paper Co.	5.300%	4/1/15	525	496
Lubrizol Corp.	5.500%	10/1/14	850	820

	MeadWestvaco Corp.	6.850%	4/1/12	125	129
	Newmont Mining	5.875%	4/1/35	325	289
	Noranda, Inc.	7.250%	7/15/12	250	266
	Noranda, Inc.	6.000%	10/15/15	500	502
	Noranda, Inc.	5.500%	6/15/17	250	240
	Placer Dome, Inc.	6.450%	10/15/35	375	371
	Plum Creek Timber Co.	5.875%	11/15/15	400	385
	Potash Corp. of Saskatchewan	7.750%	5/31/11	1,325	1,420
	Praxair, Inc.	3.950%	6/1/13	750	688
	Praxair, Inc.	5.200%	3/15/17	25	24
	Rio Tinto Finance USA Ltd.	2.625%	9/30/08	1,000	966
	Rohm & Haas Co.	7.850%	7/15/29	600	688
	Southern Copper Corp.	7.500%	7/27/35	650	696
	Teck Cominco Ltd.	6.125%	10/1/35	700	650
	Vale Overseas Ltd.	6.250%	1/11/16	100	99
	Vale Overseas Ltd.	6.250%	1/23/17	350	347
	Vale Overseas Ltd.	8.250%	1/17/34	375	435
	Vale Overseas Ltd.	6.875%	11/21/36	375	375
	Weyerhaeuser Co.	6.750%	3/15/12	1,350	1,395
	Weyerhaeuser Co.	7.375%	3/15/32	100	102
	WMC Finance USA	5.125%	5/15/13	1,000	967

	Capital Goods (0.4%)
	3M Co.	5.125%	11/6/09	150	150
3,5	BAE Systems Asset Trust	7.156%	12/15/11	309	317
	Bemis Co. Inc.	4.875%	4/1/12	700	673
	Boeing Capital Corp.	6.100%	3/1/11	250	256
	Boeing Capital Corp.	6.500%	2/15/12	200	208
	Boeing Co.	5.125%	2/15/13	925	911
	Boeing Co.	8.750%	8/15/21	500	639
	Boeing Co.	6.625%	2/15/38	300	327
	Caterpillar Financial Services Corp.	4.500%	9/1/08	350	347
	Caterpillar Financial Services Corp.	4.150%	1/15/10	600	583
	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,980	1,923
	Caterpillar Financial Services Corp.	4.750%	2/17/15	175	164
	Caterpillar Financial Services Corp.	4.625%	6/1/15	400	370
	Caterpillar, Inc.	7.375%	3/1/97	400	450
	CRH America Inc.	5.625%	9/30/11	400	398
	CRH America Inc.	6.950%	3/15/12	150	157
	CRH America Inc.	5.300%	10/15/13	100	96
	CRH America Inc.	6.000%	9/30/16	400	396
	CRH America Inc.	6.400%	10/15/33	450	429
	Deere & Co.	6.950%	4/25/14	825	878
	Deere & Co.	7.125%	3/3/31	300	336
	Embraer Overseas Ltd.	6.375%	1/24/17	550	540
	Emerson Electric Co.	4.625%	10/15/12	1,500	1,435
	General Dynamics Corp.	4.250%	5/15/13	1,075	1,003
	General Electric Co.	5.000%	2/1/13	3,000	2,911
	Hanson PLC	5.250%	3/15/13	400	392
	Honeywell International, Inc.	7.500%	3/1/10	500	525
	Honeywell International, Inc.	6.125%	11/1/11	200	205
	Honeywell International, Inc.	5.300%	3/15/17	275	264
	John Deere Capital Corp.	4.875%	3/16/09	1,175	1,165
	John Deere Capital Corp.	5.400%	10/17/11	850	845
	John Deere Capital Corp.	7.000%	3/15/12	650	688
	Joy Global, Inc.	6.000%	11/15/16	250	247
	Lafarge SA	6.150%	7/15/11	50	51
	Lafarge SA	6.500%	7/15/16	700	717
	Lafarge SA	7.125%	7/15/36	1,350	1,428
	Lockheed Martin Corp.	7.650%	5/1/16	250	281
	Lockheed Martin Corp.	7.750%	5/1/26	250	290

Lockheed Martin Corp.	6.150%	9/1/36	450	449
Masco Corp.	5.875%	7/15/12	400	396
Masco Corp.	4.800%	6/15/15	25	23
Masco Corp.	6.500%	8/15/32	100	91
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	450	471
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/37	375	361
Mohawk Industries Inc.	5.750%	1/15/11	1,000	997
Mohawk Industries Inc.	6.125%	1/15/16	1,075	1,060
Northrop Grumman Corp.	7.125%	2/15/11	1,000	1,049
Northrop Grumman Corp.	7.750%	2/15/31	400	476
Owens Corning, Inc.	6.500%	12/1/16	100	100
Owens Corning, Inc.	7.000%	12/1/36	175	172
Raytheon Co.	4.850%	1/15/11	325	318
Raytheon Co.	5.500%	11/15/12	75	75
Raytheon Co.	5.375%	4/1/13	600	592
Raytheon Co.	7.200%	8/15/27	75	84
Republic Services, Inc.	6.750%	8/15/11	275	284
Textron Financial Corp.	4.600%	5/3/10	400	390
Textron, Inc.	6.500%	6/1/12	700	724
TRW, Inc.	7.750%	6/1/29	650	766
Tyco International Group SA	6.125%	11/1/08	300	303
Tyco International Group SA	6.125%	1/15/09	150	152
Tyco International Group SA	6.750%	2/15/11	975	1,020
Tyco International Group SA	6.375%	10/15/11	675	695
Tyco International Group SA	6.000%	11/15/13	475	486
Tyco International Group SA	7.000%	6/15/28	400	454
United Technologies Corp.	4.375%	5/1/10	950	926
United Technologies Corp.	4.875%	5/1/15	550	518
United Technologies Corp.	8.875%	11/15/19	575	719
United Technologies Corp.	7.500%	9/15/29	100	116
United Technologies Corp.	5.400%	5/1/35	400	363
United Technologies Corp.	6.050%	6/1/36	325	322
Waste Management, Inc.	6.875%	5/15/09	75	77
Waste Management, Inc.	7.375%	8/1/10	75	78
WMX Technologies Inc.	7.100%	8/1/26	325	332

Communication (0.9%)
America Movil SA de C.V.	4.125%	3/1/09	525	513
America Movil SA de C.V.	5.500%	3/1/14	1,000	970
America Movil SA de C.V.	6.375%	3/1/35	200	195
AT&T Corp.	6.000%	3/15/09	900	906
AT&T Corp.	7.300%	11/15/11	300	319
AT&T Corp.	8.000%	11/15/31	1,295	1,545
AT&T Inc.	4.125%	9/15/09	1,250	1,217
AT&T Inc.	5.300%	11/15/10	450	448
AT&T Inc.	6.250%	3/15/11	750	766
AT&T Inc.	5.875%	2/1/12	370	373
AT&T Inc.	5.875%	8/15/12	130	131
AT&T Inc.	5.100%	9/15/14	1,575	1,502
AT&T Inc.	5.625%	6/15/16	1,450	1,414
AT&T Inc.	6.450%	6/15/34	400	397
AT&T Inc.	6.150%	9/15/34	600	574
BellSouth Capital Funding	7.875%	2/15/30	150	169
BellSouth Corp.	4.200%	9/15/09	300	292
BellSouth Corp.	4.750%	11/15/12	575	550
BellSouth Corp.	5.200%	12/15/16	75	71
BellSouth Corp.	6.875%	10/15/31	200	206
BellSouth Corp.	6.550%	6/15/34	700	697
BellSouth Corp.	6.000%	11/15/34	290	271

BellSouth Telecommunications	6.375%	6/1/28	1,565	1,534
British Sky Broadcasting Corp.	6.875%	2/23/09	450	459
British Sky Broadcasting Corp.	8.200%	7/15/09	400	420
British Telecommunications PLC	8.625%	12/15/10	375	410
British Telecommunications PLC	9.125%	12/15/30	1,125	1,477
CBS Corp.	5.625%	8/15/12	615	605
CBS Corp.	7.875%	7/30/30	400	414
CBS Corp.	5.500%	5/15/33	200	165
CenturyTel Enterprises	6.875%	1/15/28	150	146
CenturyTel, Inc.	5.000%	2/15/15	150	138
Cingular Wireless LLC	6.500%	12/15/11	350	362
Cingular Wireless LLC	7.125%	12/15/31	1,000	1,071
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	420	469
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,413
Comcast Cable Communications, Inc.	6.750%	1/30/11	300	311
Comcast Cable Communications, Inc.	8.875%	5/1/17	850	1,007
Comcast Corp.	5.850%	1/15/10	400	403
Comcast Corp.	5.500%	3/15/11	800	798
Comcast Corp.	5.300%	1/15/14	1,155	1,112
Comcast Corp.	6.500%	1/15/15	1,400	1,436
Comcast Corp.	5.900%	3/15/16	800	785
Comcast Corp.	5.875%	2/15/18	1,750	1,694
Comcast Corp.	7.050%	3/15/33	600	622
Comcast Corp.	6.500%	11/15/35	825	802
Comcast Corp.	6.450%	3/15/37	375	363
Cox Communications, Inc.	4.625%	1/15/10	1,375	1,343
Cox Communications, Inc.	4.625%	6/1/13	200	187
Cox Communications, Inc.	5.450%	12/15/14	1,000	966
Cox Communications, Inc.	5.500%	10/1/15	600	576
Deutsche Telekom International Finance	3.875%	7/22/08	150	148
Deutsche Telekom International Finance	8.000%	6/15/10	1,425	1,519
Deutsche Telekom International Finance	5.250%	7/22/13	700	679
Deutsche Telekom International Finance	5.750%	3/23/16	175	171
Deutsche Telekom International Finance	8.250%	6/15/30	1,700	2,043
Embarq Corp.	7.082%	6/1/16	875	882
Embarq Corp.	7.995%	6/1/36	200	203
France Telecom	7.750%	3/1/11	1,675	1,794
France Telecom	8.500%	3/1/31	825	1,039
Gannett Co., Inc.	6.375%	4/1/12	400	407
Grupo Televisa SA	6.625%	3/18/25	450	461
GTE Corp.	6.940%	4/15/28	325	335
GTE North, Inc.	5.650%	11/15/08	200	200
Koninklijke KPN NV	8.000%	10/1/10	500	535
New Cingular Wireless Services	7.875%	3/1/11	2,000	2,148
New Cingular Wireless Services	8.125%	5/1/12	950	1,046
New Cingular Wireless Services	8.750%	3/1/31	825	1,028
New England Telephone & Telegraph Co.	7.875%	11/15/29	250	271
News America Holdings, Inc.	9.250%	2/1/13	800	924
News America Holdings, Inc.	8.150%	10/17/36	385	443
News America Inc.	5.300%	12/15/14	475	458
News America Inc.	6.200%	12/15/34	825	768
News America Inc.	6.400%	12/15/35	750	718
Nextel Communications	6.875%	10/31/13	600	595
Nextel Communications	5.950%	3/15/14	450	429
Nextel Communications	7.375%	8/1/15	825	827
Omnicom Group Inc.	5.900%	4/15/16	50	50
Pacific Bell	7.125%	3/15/26	200	211

	R.R. Donnelley & Sons Co.	3.750%	4/1/09	225	218
	R.R. Donnelley & Sons Co.	4.950%	5/15/10	300	293
	R.R. Donnelley & Sons Co.	5.625%	1/15/12	150	148
	R.R. Donnelley & Sons Co.	4.950%	4/1/14	100	91
	R.R. Donnelley & Sons Co.	5.500%	5/15/15	150	139
	Reed Elsevier Capital	4.625%	6/15/12	100	95
	Rogers Wireless Inc.	6.375%	3/1/14	350	352
	Sprint Capital Corp.	6.125%	11/15/08	800	805
	Sprint Capital Corp.	7.625%	1/30/11	2,300	2,426
	Sprint Capital Corp.	8.375%	3/15/12	250	272
	Sprint Capital Corp.	6.875%	11/15/28	100	95
	Sprint Capital Corp.	8.750%	3/15/32	1,525	1,715
	Sprint Nextel Corp.	6.000%	12/1/16	300	285
	Telecom Italia Capital	4.000%	11/15/08	475	466
	Telecom Italia Capital	4.000%	1/15/10	500	481
	Telecom Italia Capital	4.875%	10/1/10	400	390
	Telecom Italia Capital	6.200%	7/18/11	550	556
	Telecom Italia Capital	5.250%	11/15/13	325	313
	Telecom Italia Capital	5.250%	10/1/15	650	605
	Telecom Italia Capital	6.375%	11/15/33	205	193
	Telecom Italia Capital	7.200%	7/18/36	475	488
	Telefonica Emisiones SAU	5.984%	6/20/11	700	708
	Telefonica Emisiones SAU	6.421%	6/20/16	1,250	1,269
	Telefonica Emisiones SAU	6.221%	7/3/17	150	150
	Telefonica Emisiones SAU	7.045%	6/20/36	650	675
	Telefonica Europe BV	7.750%	9/15/10	675	717
	Telefonica Europe BV	8.250%	9/15/30	750	874
	Telefonos de Mexico SA	4.500%	11/19/08	200	197
	Telefonos de Mexico SA	4.750%	1/27/10	550	537
	Telefonos de Mexico SA	5.500%	1/27/15	850	822
	Telus Corp.	8.000%	6/1/11	1,075	1,149
	Thomson Corp.	5.500%	8/15/35	50	44
	Time Warner Entertainment	7.250%	9/1/08	125	127
	Time Warner Entertainment	10.150%	5/1/12	200	235
	Time Warner Entertainment	8.375%	3/15/23	800	925
	Time Warner Entertainment	8.375%	7/15/33	100	117
5	Time Warner, Inc.	5.400%	7/2/12	400	394
5	Time Warner, Inc.	5.850%	5/1/17	1,650	1,602
5	Time Warner, Inc.	6.550%	5/1/37	350	337
	US Cellular	6.700%	12/15/33	350	319
	Verizon Communications Corp.	5.350%	2/15/11	50	50
	Verizon Communications Corp.	5.550%	2/15/16	500	486
	Verizon Global Funding Corp.	7.250%	12/1/10	700	738
	Verizon Global Funding Corp.	6.875%	6/15/12	2,975	3,134
	Verizon Global Funding Corp.	7.375%	9/1/12	1,025	1,103
	Verizon Global Funding Corp.	5.850%	9/15/35	500	460
	Verizon Maryland, Inc.	6.125%	3/1/12	500	507
	Verizon New England, Inc.	6.500%	9/15/11	300	308
	Verizon New Jersey, Inc.	5.875%	1/17/12	1,025	1,030
	Verizon New York, Inc.	6.875%	4/1/12	300	312
	Verizon Virginia, Inc.	4.625%	3/15/13	450	422
	Vodafone AirTouch PLC	7.750%	2/15/10	550	578
	Vodafone AirTouch PLC	7.875%	2/15/30	425	478
	Vodafone Group PLC	5.350%	2/27/12	200	198
	Vodafone Group PLC	5.000%	12/16/13	1,000	952
	Vodafone Group PLC	5.375%	1/30/15	200	192
	Vodafone Group PLC	5.750%	3/15/16	300	292
	Vodafone Group PLC	5.625%	2/27/17	550	526
	Vodafone Group PLC	4.625%	7/15/18	125	109

Vodafone Group PLC	6.250%	11/30/32	350	332
Vodafone Group PLC	6.150%	2/27/37	75	70
WPP Finance USA Corp.	5.875%	6/15/14	425	422

Consumer Cyclical (0.6%)
Brinker International	5.750%	6/1/14	200	189
Centex Corp.	5.125%	10/1/13	750	693
Centex Corp.	6.500%	5/1/16	200	193
Costco Wholesale Corp.	5.300%	3/15/12	75	74
Costco Wholesale Corp.	5.500%	3/15/17	625	609
3	CVS Caremark Corp.	6.302%	6/1/37	425	416
CVS Corp.	4.000%	9/15/09	100	97
CVS Corp.	5.750%	8/15/11	75	75
CVS Corp.	4.875%	9/15/14	275	258
CVS Corp.	6.125%	8/15/16	175	174
CVS Corp.	6.250%	6/1/27	1,275	1,237
D.R. Horton, Inc.	4.875%	1/15/10	250	243
D.R. Horton, Inc.	6.000%	4/15/11	575	560
D.R. Horton, Inc.	5.375%	6/15/12	150	141
D.R. Horton, Inc.	5.250%	2/15/15	680	607
D.R. Horton, Inc.	6.500%	4/15/16	450	430
DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	300	310
DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	850	834
DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,300	1,382
DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	2,375	2,388
DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	1,125	1,125
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	1,175	1,245
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	500	516
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	150	190
Federated Department Stores, Inc.	6.300%	4/1/09	500	505
Federated Retail Holding	5.350%	3/15/12	425	418
Federated Retail Holding	6.375%	3/15/37	225	216
Home Depot Inc.	3.750%	9/15/09	650	625
Home Depot Inc.	4.625%	8/15/10	650	630
Home Depot Inc.	5.250%	12/16/13	375	361
Home Depot Inc.	5.400%	3/1/16	475	445
Home Depot Inc.	5.875%	12/16/36	825	734
ITT Corp.	7.375%	11/15/15	875	862
J.C. Penney Co., Inc.	8.000%	3/1/10	600	634
J.C. Penney Co., Inc.	7.950%	4/1/17	500	556
J.C. Penney Co., Inc.	6.375%	10/15/36	600	573
J.C. Penney Co., Inc.	7.400%	4/1/37	300	317
Johnson Controls, Inc.	5.250%	1/15/11	300	297
Johnson Controls, Inc.	6.000%	1/15/36	75	71
Kohl’s Corp.	6.000%	1/15/33	225	209
Lennar Corp.	5.125%	10/1/10	100	96
Lennar Corp.	5.950%	10/17/11	875	860
Lennar Corp.	5.600%	5/31/15	775	715
Lowe’s Cos., Inc.	5.000%	10/15/15	550	522
Lowe’s Cos., Inc.	5.400%	10/15/16	1,000	965
Lowe’s Cos., Inc.	6.875%	2/15/28	367	388
Lowe’s Cos., Inc.	5.800%	10/15/36	375	347
Macy’s Retail Holdings Inc.	6.790%	7/15/27	300	289
Macy’s Retail Holdings Inc.	7.000%	2/15/28	200	196
Marriott International	4.625%	6/15/12	400	378
Marriott International	6.200%	6/15/16	150	148
Marriott International	6.375%	6/15/17	50	50
May Department Stores Co.	5.750%	7/15/14	675	642
May Department Stores Co.	6.650%	7/15/24	375	352

May Department Stores Co.	6.700%	7/15/34	450	412
McDonald’s Corp.	5.300%	3/15/17	400	384
Nordstrom, Inc.	6.950%	3/15/28	200	209
Pulte Homes, Inc.	4.875%	7/15/09	500	490
Pulte Homes, Inc.	6.250%	2/15/13	300	291
Pulte Homes, Inc.	5.200%	2/15/15	100	89
Starwood Hotel Resorts	7.875%	5/1/12	400	416
Target Corp.	6.350%	1/15/11	300	308
Target Corp.	4.000%	6/15/13	1,200	1,101
Target Corp.	5.875%	7/15/16	475	472
Target Corp.	7.000%	7/15/31	175	191
Target Corp.	6.350%	11/1/32	450	456
The Walt Disney Co.	5.700%	7/15/11	1,150	1,159
The Walt Disney Co.	6.375%	3/1/12	150	155
The Walt Disney Co.	5.625%	9/15/16	50	49
The Walt Disney Co.	7.000%	3/1/32	400	442
Time Warner, Inc.	6.750%	4/15/11	675	698
Time Warner, Inc.	5.500%	11/15/11	725	717
Time Warner, Inc.	6.875%	5/1/12	875	914
Time Warner, Inc.	5.875%	11/15/16	350	340
Time Warner, Inc.	9.150%	2/1/23	1,475	1,785
Time Warner, Inc.	6.625%	5/15/29	200	195
Time Warner, Inc.	7.625%	4/15/31	1,135	1,218
Time Warner, Inc.	7.700%	5/1/32	290	314
Time Warner, Inc.	6.500%	11/15/36	750	713
Toll Brothers, Inc.	5.150%	5/15/15	400	362
Toyota Motor Credit Corp.	4.250%	3/15/10	2,200	2,147
Toyota Motor Credit Corp.	5.450%	5/18/11	600	603
Viacom Inc.	6.250%	4/30/16	275	271
Viacom Inc.	6.875%	4/30/36	750	724
Wal-Mart Stores, Inc.	3.375%	10/1/08	1,075	1,048
Wal-Mart Stores, Inc.	6.875%	8/10/09	600	618
Wal-Mart Stores, Inc.	4.125%	7/1/10	900	868
Wal-Mart Stores, Inc.	4.125%	2/15/11	275	263
Wal-Mart Stores, Inc.	5.000%	4/5/12	25	25
Wal-Mart Stores, Inc.	4.550%	5/1/13	2,450	2,328
Wal-Mart Stores, Inc.	7.250%	6/1/13	150	162
Wal-Mart Stores, Inc.	4.500%	7/1/15	450	416
Wal-Mart Stores, Inc.	5.375%	4/5/17	400	389
Wal-Mart Stores, Inc.	5.875%	4/5/27	600	580
Wal-Mart Stores, Inc.	7.550%	2/15/30	1,050	1,221
Western Union Co.	5.400%	11/17/11	600	590
Western Union Co.	5.930%	10/1/16	400	390
Western Union Co.	6.200%	11/17/36	325	311
Yum Brands, Inc.	8.875%	4/15/11	1,050	1,154
Yum Brands, Inc.	7.700%	7/1/12	250	269
Yum Brands, Inc.	6.250%	4/15/16	225	224

Consumer Noncyclical (0.6%)
Abbott Laboratories	3.500%	2/17/09	1,075	1,044
Abbott Laboratories	5.375%	5/15/09	100	100
Abbott Laboratories	5.875%	5/15/16	1,050	1,048
Allergan Inc.	5.750%	4/1/16	125	124
Altria Group, Inc.	5.625%	11/4/08	500	500
AmerisourceBergen Corp.	5.875%	9/15/15	675	646
Amgen Inc.	4.000%	11/18/09	750	727
Amgen Inc.	4.850%	11/18/14	500	467
5	Amgen Inc.	5.850%	6/1/17	375	370
5	Amgen Inc.	6.375%	6/1/37	400	392

Anheuser-Busch Cos., Inc.	6.000%	4/15/11	250	254
Anheuser-Busch Cos., Inc.	7.125%	7/1/17	400	412
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	900	928
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	332
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,125	988
AstraZeneca PLC	5.400%	6/1/14	350	343
Baxter Finco, BV	4.750%	10/15/10	500	487
Baxter International, Inc.	4.625%	3/15/15	250	231
Baxter International, Inc.	5.900%	9/1/16	150	150
Boston Scientific	6.000%	6/15/11	450	448
Boston Scientific	7.000%	11/15/35	275	260
Bottling Group LLC	4.625%	11/15/12	1,600	1,532
Bottling Group LLC	5.000%	11/15/13	100	96
Bottling Group LLC	5.500%	4/1/16	775	755
Bristol-Myers Squibb Co.	4.000%	8/15/08	500	493
Bristol-Myers Squibb Co.	5.875%	11/15/36	725	682
Bunge Ltd. Finance Corp.	4.375%	12/15/08	300	295
C.R. Bard, Inc.	6.700%	12/1/26	450	462
Campbell Soup Co.	6.750%	2/15/11	1,000	1,039
5	Cardinal Health, Inc.	5.650%	6/15/12	1,300	1,299
Cardinal Health, Inc.	4.000%	6/15/15	100	87
5	Cardinal Health, Inc.	6.000%	6/15/17	100	99
Cardinal Health, Inc.	5.850%	12/15/17	150	146
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	280	328
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	650	739
Clorox Co.	4.200%	1/15/10	750	726
Clorox Co.	5.000%	1/15/15	325	307
Coca-Cola Enterprises Inc.	6.125%	8/15/11	300	307
Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	153
Coca-Cola Enterprises Inc.	8.000%	9/15/22	250	295
Coca-Cola Enterprises Inc.	6.950%	11/15/26	750	809
ConAgra Foods, Inc.	7.875%	9/15/10	866	923
ConAgra Foods, Inc.	7.125%	10/1/26	50	53
ConAgra Foods, Inc.	7.000%	10/1/28	100	104
Diageo Finance BV	5.300%	10/28/15	625	599
Eli Lilly & Co.	6.000%	3/15/12	250	256
Eli Lilly & Co.	5.200%	3/15/17	425	407
Eli Lilly & Co.	5.500%	3/15/27	625	586
Fortune Brands Inc.	5.375%	1/15/16	25	23
Fortune Brands Inc.	5.875%	1/15/36	250	216
Genentech Inc.	4.400%	7/15/10	50	49
Genentech Inc.	4.750%	7/15/15	150	141
Genentech Inc.	5.250%	7/15/35	325	288
General Mills, Inc.	6.000%	2/15/12	592	600
General Mills, Inc.	5.700%	2/15/17	700	682
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,200	1,112
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	277
Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,000	1,120
H.J. Heinz Co.	6.625%	7/15/11	850	875
H.J. Heinz Co.	6.750%	3/15/32	500	487
Hershey Foods Corp.	5.300%	9/1/11	250	248
Hershey Foods Corp.	5.450%	9/1/16	150	146
Hospira, Inc.	4.950%	6/15/09	100	99
Hospira, Inc.	5.900%	6/15/14	200	195
Johnson & Johnson	3.800%	5/15/13	425	392
Johnson & Johnson	6.950%	9/1/29	100	115
Johnson & Johnson	4.950%	5/15/33	550	492
Kellogg Co.	6.600%	4/1/11	1,530	1,581
Kimberly-Clark Corp.	5.625%	2/15/12	250	251

Kimberly-Clark Corp.	4.875%	8/15/15	650	608
Kraft Foods, Inc.	4.125%	11/12/09	1,025	994
Kraft Foods, Inc.	5.625%	11/1/11	400	397
Kraft Foods, Inc.	6.250%	6/1/12	275	279
Kraft Foods, Inc.	5.250%	10/1/13	200	192
Kraft Foods, Inc.	6.500%	11/1/31	875	850
Kroger Co.	6.800%	4/1/11	1,325	1,370
Kroger Co.	6.750%	4/15/12	550	567
Kroger Co.	6.200%	6/15/12	1,000	1,008
Kroger Co.	4.950%	1/15/15	500	461
Kroger Co.	7.500%	4/1/31	100	105
Laboratory Corp. of America	5.625%	12/15/15	325	313
McKesson Corp.	7.750%	2/1/12	350	377
Mckesson Corp.	5.250%	3/1/13	600	585
Medtronic Inc.	4.375%	9/15/10	300	290
Medtronic Inc.	4.750%	9/15/15	550	510
Merck & Co.	4.750%	3/1/15	950	888
Merck & Co.	6.400%	3/1/28	225	231
Merck & Co.	5.950%	12/1/28	250	245
Molson Coors Capital Finance	4.850%	9/22/10	200	195
Newell Rubbermaid, Inc.	4.000%	5/1/10	500	479
PepsiAmericas Inc.	5.000%	5/15/17	450	419
Pepsico, Inc.	5.150%	5/15/12	275	272
Pfizer, Inc.	4.500%	2/15/14	1,025	965
Philip Morris Cos., Inc.	7.650%	7/1/08	450	458
Philip Morris Cos., Inc.	7.750%	1/15/27	675	788
Procter & Gamble Co.	6.875%	9/15/09	200	206
Procter & Gamble Co.	4.950%	8/15/14	100	96
Procter & Gamble Co.	6.450%	1/15/26	350	369
Procter & Gamble Co.	5.800%	8/15/34	625	608
Procter & Gamble Co.	5.550%	3/5/37	825	774
3	Procter & Gamble Co. ESOP	9.360%	1/1/21	1,114	1,356
Quest Diagnostic, Inc.	5.450%	11/1/15	750	705
Quest Diagnostic, Inc.	6.950%	7/1/37	225	227
Safeway, Inc.	4.950%	8/16/10	350	342
Safeway, Inc.	6.500%	3/1/11	1,000	1,023
Schering-Plough Corp.	5.550%	12/1/13	975	974
Sysco Corp.	5.375%	9/21/35	500	446
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	900	843
Unilever Capital Corp.	7.125%	11/1/10	950	997
Unilever Capital Corp.	5.900%	11/15/32	650	618
Wm. Wrigley Jr. Co.	4.300%	7/15/10	600	582
Wm. Wrigley Jr. Co.	4.650%	7/15/15	300	278
Wyeth	6.950%	3/15/11	500	523
Wyeth	5.500%	3/15/13	350	348
Wyeth	5.500%	2/1/14	700	689
Wyeth	5.450%	4/1/17	200	193
Wyeth	6.450%	2/1/24	400	411
Wyeth	6.500%	2/1/34	200	206
Wyeth	6.000%	2/15/36	1,125	1,082
Wyeth	5.950%	4/1/37	1,350	1,286

Energy (0.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	823
Amerada Hess Corp.	6.650%	8/15/11	425	440
Amerada Hess Corp.	7.875%	10/1/29	775	878
Amerada Hess Corp.	7.300%	8/15/31	500	537
Anadarko Finance Co.	6.750%	5/1/11	875	904
Anadarko Petroleum Corp.	5.950%	9/15/16	550	537

Anadarko Petroleum Corp.	6.450%	9/15/36	1,375	1,319
Apache Corp.	5.625%	1/15/17	75	73
Apache Corp.	6.000%	1/15/37	575	549
Apache Finance Canada	7.750%	12/15/29	225	262
Baker Hughes, Inc.	6.875%	1/15/29	400	430
Burlington Resources, Inc.	6.680%	2/15/11	375	389
Burlington Resources, Inc.	6.500%	12/1/11	300	312
Burlington Resources, Inc.	7.400%	12/1/31	600	689
Canadian Natural Resources	5.450%	10/1/12	800	784
Canadian Natural Resources	4.900%	12/1/14	525	491
Canadian Natural Resources	6.000%	8/15/16	500	497
Canadian Natural Resources	5.700%	5/15/17	275	266
Canadian Natural Resources	7.200%	1/15/32	500	527
Canadian Natural Resources	6.450%	6/30/33	400	394
Canadian Natural Resources	6.500%	2/15/37	425	422
Canadian Natural Resources	6.250%	3/15/38	450	425
ConocoPhillips Canada	5.300%	4/15/12	700	693
ConocoPhillips Canada	5.625%	10/15/16	1,550	1,527
ConocoPhillips Canada	5.950%	10/15/36	250	243
Devon Financing Corp.	6.875%	9/30/11	925	966
Devon Financing Corp.	7.875%	9/30/31	275	318
Diamond Offshore Drilling	4.875%	7/1/15	100	93
Encana Corp.	4.600%	8/15/09	425	417
Encana Corp.	4.750%	10/15/13	25	24
Encana Holdings Finance Corp.	5.800%	5/1/14	50	50
Halliburton Co.	5.500%	10/15/10	250	250
Kerr McGee Corp.	6.875%	9/15/11	650	677
Kerr McGee Corp.	6.950%	7/1/24	1,000	1,041
Kerr McGee Corp.	7.875%	9/15/31	150	174
Marathon Oil Corp.	6.125%	3/15/12	1,025	1,044
Marathon Oil Corp.	6.800%	3/15/32	750	799
Nexen, Inc.	5.050%	11/20/13	400	380
Nexen, Inc.	5.650%	5/15/17	175	168
Nexen, Inc.	7.875%	3/15/32	100	113
Nexen, Inc.	6.400%	5/15/37	1,125	1,083
Norsk Hydro	6.360%	1/15/09	500	506
Norsk Hydro	7.250%	9/23/27	800	906
Norsk Hydro	7.150%	1/15/29	250	280
Occidental Petroleum	6.750%	1/15/12	625	657
PanCanadian Energy Corp.	7.200%	11/1/31	625	676
Petro-Canada	4.000%	7/15/13	800	726
Petro-Canada	7.875%	6/15/26	100	113
Petro-Canada	5.350%	7/15/33	450	387
Petro-Canada	5.950%	5/15/35	500	460
Petro-Canada Financial Partnership	5.000%	11/15/14	25	24
Phillips Petroleum Co.	8.750%	5/25/10	1,325	1,440
Questar Market Resources	6.050%	9/1/16	350	351
Shell International Finance	5.625%	6/27/11	50	50
Shell International Finance	4.950%	3/22/12	375	367
Shell International Finance	5.200%	3/22/17	300	288
Suncor Energy, Inc.	6.500%	6/15/38	750	759
Sunoco, Inc.	4.875%	10/15/14	175	161
Sunoco, Inc.	5.750%	1/15/17	200	191
Talisman Energy, Inc.	5.125%	5/15/15	100	94
Talisman Energy, Inc.	5.850%	2/1/37	650	575
Tosco Corp.	8.125%	2/15/30	1,150	1,410
Transocean Sedco Forex, Inc.	7.500%	4/15/31	300	332
Valero Energy Corp.	6.875%	4/15/12	1,400	1,464
Valero Energy Corp.	7.500%	4/15/32	750	820

	Valero Energy Corp.	6.625%	6/15/37	200	199
5	Weatherford International Inc.	6.350%	6/15/17	300	303
	Weatherford International Inc.	6.500%	8/1/36	1,100	1,065
5	Weatherford International Inc.	6.800%	6/15/37	150	152
	XTO Energy, Inc.	6.250%	4/15/13	250	255
	XTO Energy, Inc.	4.900%	2/1/14	200	189
	XTO Energy, Inc.	5.000%	1/31/15	200	187
	XTO Energy, Inc.	5.300%	6/30/15	150	143

	Technology (0.2%)
	Cisco Systems Inc.	5.250%	2/22/11	2,250	2,235
	Cisco Systems Inc.	5.500%	2/22/16	900	878
	Electronic Data Systems	7.125%	10/15/09	175	180
	Electronic Data Systems	6.500%	8/1/13	225	222
	Equifax Inc.	6.300%	7/1/17	125	125
	Equifax Inc.	7.000%	7/1/37	150	151
	First Data Corp.	3.375%	8/1/08	325	319
	First Data Corp.	4.850%	10/1/14	93	89
	First Data Corp.	4.950%	6/15/15	275	265
	Harris Corp.	5.000%	10/1/15	425	392
	Hewlett-Packard Co.	5.250%	3/1/12	450	445
	Hewlett-Packard Co.	5.400%	3/1/17	225	218
	International Business Machines Corp.	5.375%	2/1/09	325	326
	International Business Machines Corp.	4.950%	3/22/11	150	148
	International Business Machines Corp.	4.750%	11/29/12	475	458
	International Business Machines Corp.	7.500%	6/15/13	550	598
	International Business Machines Corp.	7.125%	12/1/96	950	1,055
	Intuit Inc.	5.400%	3/15/12	800	787
	Intuit Inc.	5.750%	3/15/17	1,150	1,104
	Motorola, Inc.	7.625%	11/15/10	130	138
	Motorola, Inc.	8.000%	11/1/11	25	27
	Motorola, Inc.	7.500%	5/15/25	75	79
	Motorola, Inc.	6.500%	11/15/28	200	191
	National Semiconductor	6.600%	6/15/17	700	711
	Oracle Corp.	5.000%	1/15/11	450	442
	Oracle Corp.	5.250%	1/15/16	1,100	1,054
	Pitney Bowes Credit Corp.	5.750%	8/15/08	375	376
	Pitney Bowes, Inc.	4.875%	8/15/14	100	94
	Pitney Bowes, Inc.	4.750%	1/15/16	525	482
	Science Applications International Corp.	6.250%	7/1/12	100	102
	Science Applications International Corp.	5.500%	7/1/33	100	85
	Xerox Corp.	9.750%	1/15/09	250	265
	Xerox Corp.	7.125%	6/15/10	375	388
	Xerox Corp.	6.875%	8/15/11	200	207
	Xerox Corp.	5.500%	5/15/12	150	148
	Xerox Corp.	7.625%	6/15/13	225	235
	Xerox Corp.	6.400%	3/15/16	375	376
	Xerox Corp.	6.750%	2/1/17	350	359

	Transportation (0.2%)
3	American Airlines, Inc.	6.855%	4/15/09	214	216
	American Airlines, Inc.	7.024%	10/15/09	1,000	1,019
	American Airlines, Inc.	7.858%	10/1/11	100	106
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	1,250	1,310
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	75	72
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	212
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	250	242
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	500	486
	Canadian National Railway Co.	4.250%	8/1/09	300	293

	Canadian National Railway Co.	6.800%	7/15/18	775	824
	Canadian National Railway Co.	6.250%	8/1/34	350	348
	Canadian National Railway Co.	6.200%	6/1/36	350	347
	Canadian Pacific Rail	6.250%	10/15/11	350	358
	Canadian Pacific Rail	7.125%	10/15/31	450	500
	Canadian Pacific Rail	5.950%	5/15/37	250	237
	CNF, Inc.	6.700%	5/1/34	350	326
3	Continental Airlines, Inc.	6.648%	9/15/17	1,284	1,307
	CSX Corp.	6.750%	3/15/11	400	413
	CSX Corp.	6.300%	3/15/12	400	408
	CSX Corp.	5.600%	5/1/17	25	24
	FedEx Corp.	3.500%	4/1/09	400	387
	FedEx Corp.	5.500%	8/15/09	200	200
	Mass Transit Railway Corp.	7.500%	11/8/10	300	319
	Norfolk Southern Corp.	6.200%	4/15/09	1,250	1,262
	Norfolk Southern Corp.	6.750%	2/15/11	500	519
	Norfolk Southern Corp.	7.700%	5/15/17	400	440
	Norfolk Southern Corp.	9.750%	6/15/20	116	149
	Norfolk Southern Corp.	5.590%	5/17/25	72	66
	Norfolk Southern Corp.	7.800%	5/15/27	525	598
	Norfolk Southern Corp.	7.250%	2/15/31	78	84
	Norfolk Southern Corp.	7.050%	5/1/37	200	211
	Norfolk Southern Corp.	7.900%	5/15/97	100	112
	Ryder System Inc.	5.950%	5/2/11	350	351
	Ryder System Inc.	5.850%	3/1/14	250	246
	Ryder System Inc.	5.850%	11/1/16	75	72
	Southwest Airlines Co.	6.500%	3/1/12	650	669
	Southwest Airlines Co.	5.750%	12/15/16	200	190
	Southwest Airlines Co.	5.125%	3/1/17	400	361
	Union Pacific Corp.	7.250%	11/1/08	300	307
	Union Pacific Corp.	6.125%	1/15/12	25	25
	Union Pacific Corp.	6.500%	4/15/12	75	77
	Union Pacific Corp.	7.125%	2/1/28	500	536
	Union Pacific Corp.	6.625%	2/1/29	200	203
3	United Air Lines Inc.	6.636%	7/2/22	200	202

	Other (0.0%)
	Black & Decker Corp.	5.750%	11/15/16	75	73
	Cooper Industries, Inc.	5.250%	11/15/12	425	417
	Dover Corp.	4.875%	10/15/15	225	211
	Rockwell International Corp.	6.700%	1/15/28	200	212
					339,056
Utilities (0.7%)
	Electric (0.5%)
	AEP Texas Central Co.	6.650%	2/15/33	400	417
	Alabama Power Co.	5.500%	10/15/17	550	536
	American Electric Power Co., Inc.	5.375%	3/15/10	325	324
	Arizona Public Service Co.	5.800%	6/30/14	50	49
	Arizona Public Service Co.	4.650%	5/15/15	275	251
5	Baltimore Gas & Electric Co.	5.900%	10/1/16	375	373
	Carolina Power & Light Co.	5.125%	9/15/13	325	315
	CenterPoint Energy Houston	5.700%	3/15/13	1,425	1,423
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	675	676
	Cleveland Electric Illumination Co.	7.880%	11/1/17	200	226
	Columbus Southern Power	5.850%	10/1/35	400	380
	Connecticut Light & Power Co.	6.350%	6/1/36	750	763
	Consolidated Edison Co. of New York	5.375%	12/15/15	125	121
	Consolidated Edison Co. of New York	5.500%	9/15/16	350	341
	Consolidated Edison Co. of New York	5.300%	3/1/35	300	265

	Consolidated Edison Co. of New York	6.200%	6/15/36	400	401
	Constellation Energy Group, Inc.	7.000%	4/1/12	100	105
	Constellation Energy Group, Inc.	4.550%	6/15/15	1,500	1,357
	Constellation Energy Group, Inc.	7.600%	4/1/32	100	111
	Consumers Energy Co.	5.000%	2/15/12	725	705
	Consumers Energy Co.	5.375%	4/15/13	175	172
	Consumers Energy Co.	5.500%	8/15/16	425	411
	Detroit Edison Co.	5.700%	10/1/37	125	117
	Dominion Resources, Inc.	8.125%	6/15/10	675	726
	Dominion Resources, Inc.	5.150%	7/15/15	700	663
	Dominion Resources, Inc.	5.250%	8/1/33	200	192
	Dominion Resources, Inc.	5.950%	6/15/35	575	539
3	Dominion Resources, Inc.	6.300%	9/30/66	50	50
	DTE Energy Co.	7.050%	6/1/11	250	262
	Duke Energy Carolinas	6.100%	6/1/37	1,000	993
	Duke Energy Corp.	6.250%	1/15/12	300	308
	Duke Energy Corp.	5.625%	11/30/12	250	251
	El Paso Electric Co.	6.000%	5/15/35	175	164
	Energy East Corp.	6.750%	6/15/12	500	521
	Energy East Corp.	6.750%	7/15/36	400	416
	Exelon Corp.	4.900%	6/15/15	500	462
	FirstEnergy Corp.	6.450%	11/15/11	750	769
	FirstEnergy Corp.	7.375%	11/15/31	850	926
	Florida Power & Light Co.	4.850%	2/1/13	250	242
	Florida Power & Light Co.	5.950%	10/1/33	100	98
	Florida Power & Light Co.	5.625%	4/1/34	225	211
	Florida Power & Light Co.	4.950%	6/1/35	200	170
	Florida Power & Light Co.	5.400%	9/1/35	575	522
	Florida Power & Light Co.	6.200%	6/1/36	550	559
	Florida Power & Light Co.	5.850%	5/1/37	200	194
	Florida Power Corp.	4.500%	6/1/10	700	683
	Florida Power Corp.	4.800%	3/1/13	50	48
	FPL Group Capital, Inc.	5.625%	9/1/11	225	226
3	FPL Group Capital, Inc.	6.350%	10/1/66	225	218
3	FPL Group Capital, Inc.	6.650%	6/15/67	275	271
	Jersey Central Power & Light	5.625%	5/1/16	350	340
5	Jersey Central Power & Light	5.650%	6/1/17	350	340
	Kansas City Power & Light	6.050%	11/15/35	200	190
	MidAmerican Energy Co.	5.650%	7/15/12	75	75
	MidAmerican Energy Co.	5.950%	7/15/17	150	150
	MidAmerican Energy Co.	6.750%	12/30/31	1,050	1,132
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	750	756
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	286
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,725	1,676
	National Rural Utilities Cooperative Finance
	Corp.	4.375%	10/1/10	150	145
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	700	662
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	600	581
	National Rural Utilities Cooperative Finance
	Corp.	8.000%	3/1/32	600	742
	NiSource Finance Corp.	7.875%	11/15/10	750	800
	Northern States Power Co.	6.250%	6/1/36	950	972
	Northern States Power Co.	6.200%	7/1/37	50	51
	NStar Electric Co.	4.875%	10/15/12	75	73
	NStar Electric Co.	4.875%	4/15/14	225	215
	Ohio Edison	6.400%	7/15/16	550	563
	Ohio Power Co.	6.000%	6/1/16	150	151

	Oncor Electric Delivery Co.	6.375%	1/15/15	175	178
	Oncor Electric Delivery Co.	7.250%	1/15/33	600	645
	Pacific Gas & Electric Co.	3.600%	3/1/09	850	825
	Pacific Gas & Electric Co.	4.200%	3/1/11	225	215
	Pacific Gas & Electric Co.	4.800%	3/1/14	150	142
	Pacific Gas & Electric Co.	6.050%	3/1/34	1,525	1,483
	Pacific Gas & Electric Co.	5.800%	3/1/37	525	490
	PacifiCorp	6.900%	11/15/11	500	526
	PacifiCorp	5.250%	6/15/35	475	414
	Pepco Holdings, Inc.	6.450%	8/15/12	175	179
	PPL Electric Utilities Corp.	6.250%	8/15/09	800	812
	PPL Energy Supply LLC	6.400%	11/1/11	250	254
	PPL Energy Supply LLC	6.200%	5/15/16	150	148
	Progress Energy, Inc.	7.100%	3/1/11	446	468
	Progress Energy, Inc.	7.750%	3/1/31	625	724
	Progress Energy, Inc.	7.000%	10/30/31	550	589
	PSE&G Power LLC	7.750%	4/15/11	250	267
	PSE&G Power LLC	6.950%	6/1/12	100	105
	PSE&G Power LLC	5.500%	12/1/15	750	722
	PSI Energy Inc.	5.000%	9/15/13	250	240
	Public Service Co. of Colorado	4.375%	10/1/08	50	49
	Public Service Electric & Gas	5.800%	5/1/37	225	214
	Puget Sound Energy Inc.	5.483%	6/1/35	100	88
	Puget Sound Energy Inc.	6.274%	3/15/37	500	495
	SCANA Corp.	6.875%	5/15/11	625	651
	South Carolina Electric & Gas Co.	6.625%	2/1/32	450	477
	Southern California Edison Co.	4.650%	4/1/15	300	279
	Southern California Edison Co.	5.000%	1/15/16	400	380
	Southern California Edison Co.	6.650%	4/1/29	225	239
	Southern California Edison Co.	6.000%	1/15/34	675	670
	Southern California Edison Co.	5.750%	4/1/35	275	264
	Southern Power Co.	6.250%	7/15/12	75	77
	Southern Power Co.	4.875%	7/15/15	400	372
	Tampa Electric Co.	6.550%	5/15/36	375	386
	Union Electric Co.	5.400%	2/1/16	350	334
	Virginia Electric & Power Co.	5.400%	1/15/16	700	677
	Virginia Electric & Power Co.	6.000%	1/15/36	525	507
	Virginia Electric & Power Co.	6.000%	5/15/37	700	672
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	188
3	Wisconsin Energy Corp.	6.250%	5/15/67	175	167
5	Xcel Energy, Inc.	5.613%	4/1/17	631	618
	Xcel Energy, Inc.	6.500%	7/1/36	225	230

	Natural Gas (0.2%)
	AGL Capital Corp.	7.125%	1/14/11	300	314
	Atmos Energy Corp.	4.000%	10/15/09	500	484
	Atmos Energy Corp.	4.950%	10/15/14	1,000	933
	Boardwalk Pipelines LLC	5.500%	2/1/17	200	191
	CenterPoint Energy Resources	7.875%	4/1/13	250	273
	CenterPoint Energy Resources	6.150%	5/1/16	300	299
	Consolidated Natural Gas	6.850%	4/15/11	600	630
	Consolidated Natural Gas	6.250%	11/1/11	300	307
	Consolidated Natural Gas	5.000%	12/1/14	525	497
	Duke Capital Corp.	5.668%	8/15/14	400	390
	Duke Energy Field Services	7.875%	8/16/10	275	292
5	El Paso Natural Gas Co.	5.950%	4/15/17	225	219
	Energy Transfer Partners LP	5.650%	8/1/12	275	272
	Energy Transfer Partners LP	5.950%	2/1/15	300	296
	Energy Transfer Partners LP	6.125%	2/15/17	300	296

	Energy Transfer Partners LP	6.625%	10/15/36	150	147
**	Enron Corp.	9.125%	4/1/03	700	207
**	Enron Corp.	7.125%	5/15/07	300	89
**	Enron Corp.	6.875%	10/15/07	1,000	295
	Enterprise Products Operating LP	4.950%	6/1/10	475	467
	Enterprise Products Operating LP	5.600%	10/15/14	450	438
	Enterprise Products Operating LP	6.875%	3/1/33	150	152
	KeySpan Corp.	8.000%	11/15/30	200	238
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	498
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	330
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	446
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	267
	Magellan Midstream Partners, LP	5.650%	10/15/16	150	145
	National Grid PLC	6.300%	8/1/16	1,025	1,047
	ONEOK Inc.	5.200%	6/15/15	300	283
	ONEOK Inc.	6.000%	6/15/35	275	247
	ONEOK Partners, LP	5.900%	4/1/12	350	352
	ONEOK Partners, LP	6.150%	10/1/16	600	600
	ONEOK Partners, LP	6.650%	10/1/36	1,400	1,401
	San Diego Gas & Electric	5.300%	11/15/15	100	98
	San Diego Gas & Electric	5.350%	5/15/35	100	92
	Sempra Energy	7.950%	3/1/10	50	53
	Sempra Energy	6.000%	2/1/13	200	202
	Southern California Gas Co.	5.750%	11/15/35	25	24
5	Southern Natural Gas	5.900%	4/1/17	975	948
	Texas Gas Transmission	4.600%	6/1/15	250	227
	Trans-Canada Pipelines	4.000%	6/15/13	750	688
	Trans-Canada Pipelines	5.600%	3/31/34	800	735
	Trans-Canada Pipelines	5.850%	3/15/36	125	118
3	Trans-Canada Pipelines	6.350%	5/15/67	400	382
					64,792
Total Corporate Bonds (Cost $1,030,659)					1,015,319
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
	African Development Bank	3.250%	8/1/08	600	588
	Asian Development Bank	4.500%	9/4/12	500	483
	Asian Development Bank	5.593%	7/16/18	500	500
	Bayerische Landesbank	2.875%	10/15/08	500	485
	Canadian Government	5.250%	11/5/08	450	451
	China Development Bank	4.750%	10/8/14	450	424
	China Development Bank	5.000%	10/15/15	175	167
	Corp. Andina de Fomento	5.200%	5/21/13	425	412
	Corp. Andina de Fomento	5.750%	1/12/17	825	805
	Development Bank of Japan	4.250%	6/9/15	250	231
	Eksportfinans	4.750%	12/15/08	1,175	1,167
	Eksportfinans	5.500%	5/25/16	825	828
	Eksportfinans	5.500%	6/26/17	450	449
	European Investment Bank	3.875%	8/15/08	3,000	2,961
	European Investment Bank	5.000%	2/8/10	75	75
	European Investment Bank	4.000%	3/3/10	1,400	1,360
	European Investment Bank	5.250%	6/15/11	1,100	1,103
	European Investment Bank	4.625%	5/15/14	2,000	1,908
	European Investment Bank	5.125%	9/13/16	300	293
	European Investment Bank	4.875%	1/17/17	1,225	1,174
	European Investment Bank	5.125%	5/30/17	2,350	2,300
	Export-Import Bank of Korea	4.500%	8/12/09	725	712
	Export-Import Bank of Korea	4.625%	3/16/10	200	196
	Export-Import Bank of Korea	5.125%	3/16/15	150	143
	Federation of Malaysia	8.750%	6/1/09	500	529

Federation of Malaysia	7.500%	7/15/11	1,200	1,282
Financement Quebec	5.000%	10/25/12	500	490
Inter-American Development Bank	5.375%	11/18/08	175	176
Inter-American Development Bank	5.625%	4/16/09	3,000	3,021
Inter-American Development Bank	8.500%	3/15/11	175	193
Inter-American Development Bank	7.000%	6/15/25	250	290
International Bank for
Reconstruction & Development	4.125%	6/24/09	325	319
International Bank for
Reconstruction & Development	4.125%	8/12/09	1,775	1,741
Japan Bank International	4.750%	5/25/11	675	662
Japan Finance Corp.	5.875%	3/14/11	375	382
Japan Finance Corp.	4.625%	4/21/15	500	473
KFW International Finance Inc.	4.875%	10/19/09	750	744
Korea Development Bank	4.750%	7/20/09	900	887
Korea Development Bank	4.625%	9/16/10	600	584
Korea Development Bank	5.750%	9/10/13	1,100	1,107
Korea Electric Power	7.750%	4/1/13	750	831
Kreditanstalt fur Wiederaufbau	4.625%	11/17/08	2,125	2,108
Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	700	700
Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	850	846
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	4,150	4,041
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	400	392
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	25	23
Landwirtschaftliche Rentenbank	3.875%	9/4/08	300	296
Landwirtschaftliche Rentenbank	3.625%	10/20/09	225	218
Landwirtschaftliche Rentenbank	5.250%	7/2/12	750	749
Landwirtschaftliche Rentenbank	4.875%	11/16/15	375	362
Nordic Investment Bank	3.875%	6/15/10	350	337
Ontario Hydro Electric	7.450%	3/31/13	600	659
Pemex Project Funding Master Trust	6.125%	8/15/08	525	528
Pemex Project Funding Master Trust	7.875%	2/1/09	1,570	1,623
Pemex Project Funding Master Trust	9.125%	10/13/10	250	275
Pemex Project Funding Master Trust	8.000%	11/15/11	425	460
Pemex Project Funding Master Trust	5.750%	12/15/15	1,400	1,372
Pemex Project Funding Master Trust	8.625%	2/1/22	600	732
Pemex Project Funding Master Trust	6.625%	6/15/35	850	859
People’s Republic of China	7.300%	12/15/08	200	205
People’s Republic of China	4.750%	10/29/13	200	193
Petrobras International Finance	6.125%	10/6/16	1,225	1,195
Petrobras International Finance	8.375%	12/10/18	300	345
Province of British Columbia	5.375%	10/29/08	1,000	1,001
Province of Manitoba	7.500%	2/22/10	1,000	1,053
Province of Nova Scotia	5.750%	2/27/12	250	253
Province of Ontario	5.500%	10/1/08	150	150
Province of Ontario	3.625%	10/21/09	225	217
Province of Ontario	5.000%	10/18/11	2,500	2,473
Province of Ontario	4.750%	1/19/16	1,075	1,025
Province of Ontario	5.450%	4/27/16	775	776
Province of Quebec	5.750%	2/15/09	1,000	1,006
Province of Quebec	5.000%	7/17/09	1,250	1,241
Province of Quebec	4.600%	5/26/15	350	329
Province of Quebec	5.125%	11/14/16	525	509
Province of Quebec	7.125%	2/9/24	400	459
Province of Quebec	7.500%	9/15/29	1,000	1,213
Quebec Hydro Electric	6.300%	5/11/11	2,325	2,374
Quebec Hydro Electric	8.400%	1/15/22	500	634
Region of Lombardy, Italy	5.804%	10/25/32	500	495
Republic of Chile	7.125%	1/11/12	350	371

	Republic of Chile	5.500%	1/15/13	100	99
	Republic of Hungary	4.750%	2/3/15	1,100	1,024
	Republic of Italy	6.000%	2/22/11	1,175	1,199
	Republic of Italy	5.625%	6/15/12	2,775	2,800
	Republic of Italy	4.750%	1/25/16	2,750	2,608
	Republic of Italy	5.250%	9/20/16	225	221
	Republic of Italy	6.875%	9/27/23	125	140
	Republic of Italy	5.375%	6/15/33	1,400	1,315
	Republic of Korea	4.250%	6/1/13	1,550	1,447
	Republic of Poland	6.250%	7/3/12	625	643
	Republic of Poland	5.000%	10/19/15	375	358
	Republic of South Africa	7.375%	4/25/12	1,175	1,251
	Republic of South Africa	6.500%	6/2/14	650	673
	Republic of South Africa	5.875%	5/30/22	100	100
	State of Israel	4.625%	6/15/13	200	194
	State of Israel	5.500%	11/9/16	850	832
	Swedish Export Credit Corp.	4.125%	10/15/08	1,050	1,034
	United Mexican States	10.375%	2/17/09	170	182
	United Mexican States	9.875%	2/1/10	500	551
	United Mexican States	8.375%	1/14/11	3,275	3,562
	United Mexican States	7.500%	1/14/12	145	155
	United Mexican States	6.375%	1/16/13	767	791
	United Mexican States	5.875%	1/15/14	750	753
	United Mexican States	6.625%	3/3/15	343	360
	United Mexican States	11.375%	9/15/16	100	138
	United Mexican States	5.625%	1/15/17	2,700	2,643
	United Mexican States	6.750%	9/27/34	3,207	3,420
Total Sovereign Bonds (Cost $96,705)					95,516
Taxable Municipal Bonds (0.1%)
	Illinois (Taxable Pension) GO	4.950%	6/1/23	1,450	1,341
	Illinois (Taxable Pension) GO	5.100%	6/1/33	3,600	3,276
	Kansas Dev. Finance Auth. Rev.
	(Public Employee Retirement System)	5.501%	5/1/34	650	628
	New Jersey Econ. Dev. Auth. State Pension
	Rev.	7.425%	2/15/29	425	506
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	14
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	313
	Oregon (Taxable Pension) GO	5.762%	6/1/23	250	252
	Oregon (Taxable Pension) GO	5.892%	6/1/27	375	380
	Oregon School Board Assn.	4.759%	6/30/28	300	270
	Oregon School Board Assn.	5.528%	6/30/28	125	122
	Wisconsin Public Service Rev.	4.800%	5/1/13	275	267
	Wisconsin Public Service Rev.	5.700%	5/1/26	325	322
Total Taxable Municipal Bonds (Cost $7,837)					7,691
Temporary Cash Investments (1.1%)[1]
U.S. Agency Obligation (0.0%)
2,6	Federal Home Loan Mortgage Corp.	5.197%	7/9/07	3,000	2,997

				Market
				Value
		Coupon	Shares	($000)
Money Market Fund (1.1%)
7	Vanguard Market Liquidity Fund	5.281%	81,457,507	81,458
7	Vanguard Market Liquidity Fund	5.281%	26,777,760	26,778
				108,236
Total Temporary Cash Investments (Cost $111,233)				111,233
Total Investments (100.3%) (Cost $7,565,929)				9,741,058
Other Assets and Liabilities—Net (–0.3%)				(33,268)

Net Assets (100%)	9,707,790

*  Non-income-producing security.

**  Non-income-producing security--security in default.

^  Part of security position is on loan to broker-dealers.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.5% and 0.9%, respectively, of net assets.

2  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4  Adjustable-rate note.

5  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of these securities was $22,909,000, representing 0.2% of net assets.

6  Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.

7  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

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© 2007 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA022 082007

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUND
BY:
(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUND
BY:
(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

VANGUARD BALANCED INDEX FUND
BY:
(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date:	August 13, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.